 As Filed With the Securities and Exchange Commission on April 30, 2001

                                                               File No. 33-23166
                                                                    811-5624
----------------------------------------------------------------------------
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                   ----------------

                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      / /
                           POST-EFFECTIVE AMENDMENT NO. 46                  /X/

                                         and

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  / /
                                   AMENDMENT NO. 47                         /X/

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
              ----------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

                             1221 Avenue of the Americas
                              New York, New York 10020
                     ------------------------------------------
                 (Address of Principal Executive Offices) (Zip Code)

          Registrant's Telephone Number, including Area Code: (800) 548-7786
                                                              --------------

                               Ronald E. Robison
                Morgan Stanley Dean Witter Investment Management Inc.
               1221 Avenue of the Americas, New York, New York 10020
         -----------------------------------------------------------------
                       (Name and Address of Agent for Service)

                                       Copy to:

Ronald E. Robison                                          Stuart M. Strauss, Esq.
Morgan Stanley Dean Witter Investment Management Inc.       Mayer, Brown & Platt
1221 Avenue of the Americas                                 1675 Broadway
New York, NY 10020                                          New York, NY 10019

--------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box)

       X  immediately upon filing pursuant to paragraph (b)
     ----
          on May 1, 2001 pursuant to paragraph (b)
     ----
          60 days after filing pursuant to paragraph (a)(1)
     ----
          75 days after filing pursuant to paragraph (a)(2)
     ----
          on [ date]  pursuant to paragraph (a) of Rule 485.
     ----

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                                                                     PROSPECTUS

MORGAN STANLEY INSTITUTIONAL FUND, INC.

               , 2001

Global Franchise Portfolio
The Global Franchise Portfolio seeks
long-term capital appreciation.



INVESTMENT ADVISER
MORGAN STANLEY INVESTMENT MANAGEMENT INC.

DISTRIBUTOR
MORGAN STANLEY & CO. INCORPORATED

Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load mutual fund that is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. The Fund makes available to institutional investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley Investment Management Inc. ("Morgan Stanley Investment Management") and its affiliates. This Prospectus offers Class A and Class B shares of the Global Franchise Portfolio (the "Portfolio").

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents



INVESTMENT SUMMARY                                1

Global Franchise Portfolio

Additional Risk Factors and
Information

FEES AND EXPENSES
OF THE PORTFOLIO

FUND MANAGEMENT

SHAREHOLDER INFORMATION

FINANCIAL HIGHLIGHTS

Global Franchise Portfolio

ACCOUNT REGISTRATION FORM

                                        MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                                             INVESTMENT SUMMARY


GLOBAL FRANCHISE PORTFOLIO

OBJECTIVE
The Global Franchise Portfolio seeks long-term capital appreciation.

APPROACH
Morgan Stanley Investment Management seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. Morgan Stanley Investment Management emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests in securities of issuers from at least three different countries, which may include the United States.

PROCESS
Morgan Stanley Investment Management selects securities on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on Morgan Stanley Investment Management's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

Morgan Stanley Investment Management relies on its research capabilities, analytical resources and judgment to identify and monitor businesses meeting its investment criteria. Morgan Stanley Investment Management believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. Morgan Stanley Investment Management generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

RISKS
Investing in the Global Franchise Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers throughout the world, including emerging market countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, global equity securities, may underperform relative to other sectors or the overall U.S. market.

Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. Morgan Stanley Investment Management may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, Morgan Stanley Investment Management cannot guarantee that it will be practical to hedge these risk in certain markets under particular conditions or that it will succeed in doing so.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified. The Portfolio may also invest in the equity securities of any size company. While Morgan Stanley Investment Management believes that smaller companies may provide greater growth potential than larger, more established firms, investing in the securities of smaller companies also involves greater risk and price volatility.

PERFORMANCE
The Portfolio does not have any performance as of the date of this Prospectus. Prior performance information of the Portfolio's Investment Adviser and its affiliates managing similar accounts can be found under "Investment Adviser" later in the Prospectus.

ADDITIONAL RISK FACTORS AND INFORMATION

THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATING TO THE PORTFOLIO. THE PORTFOLIO'S INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), WHICH LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ON HOW TO OBTAIN A COPY OF THE SAI AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.

PRICE VOLATILITY
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

EMERGING MARKET RISKS
The Portfolio may invest in emerging market countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

DERIVATIVES
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

ADDITIONAL RISK FACTORS AND INFORMATION

The Portfolio will limit its use of derivatives for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Portfolio, if Morgan Stanley Investment Management is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

INVESTMENT DISCRETION
In pursuing the Portfolio's investment objectives, Morgan Stanley Investment Management has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading stategies it uses. For example, Morgan Stanley Investment Management may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

BANK INVESTORS
An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TEMPORARY DEFENSIVE INVESTMENTS
When Morgan Stanley Investment Management believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If Morgan Stanley Investment Management incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

PORTFOLIO TURNOVER
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

                                       MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                       FEES AND EXPENSES OF THE PORTFOLIO


FEES AND EXPENSES OF THE PORTFOLIO

The Commission requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Fund Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from Morgan Stanley Investment Management, which are described in the footnotes.


ANNUAL FUND OPERATING EXPENSES

                                                     Global Franchise Portfolio
SHAREHOLDER FEES
   (fees paid directly from your investment)
Redemption Fee (as a % of the
   amount redeemed)+                                            2.00%
MANAGEMENT FEES
   (expenses that are deducted from Fund assets)*
Class A
Class B
12b-1 FEE
Class A                                                         None
Class B                                                         0.25%
OTHER EXPENSES**
Class A
Class B
TOTAL ANNUAL FUND
OPERATING EXPENSES
Class A
Class B

+Payable to the Portfolio on shares redeemed within 60 days of purchase. The redemption fee may be waived by the Fund in certain circumstances. See "Shareholder Information" for more information on redemption fees.

*The Management Fees for the Portfolio shown in the table above are the highest that could be charged. This table does not show the effects of Morgan Stanley Investment Management's voluntary fee waivers and/or expense reimbursements. Morgan Stanley Investment Management has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed _____ for Class A shares and _____ for Class B shares.

In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing are excluded from annual operating expenses. If these expenses were incurred, the Portfolio's total operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the expense ratios shown above.

Fee waivers and/or expense reimbursements are voluntary and Morgan Stanley Investment Management reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

**"Other Expenses" for the Portfolio are based on estimated annualized amounts for the current fiscal year.

FEES AND EXPENSES OF THE PORTFOLIO
EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds having similar investment objectives.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions the table indicates what your costs would be.

                                           1 Year            3 Years
GLOBAL FRANCHISE PORTFOLIO
Class A                                       $                 $
Class B                                       $                 $

                                       MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                       FUND MANAGEMENT

INVESTMENT ADVISER

Morgan Stanley Investment Management Inc. ("Morgan Stanley Investment Management"), with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the direct parent of Morgan Stanley Investment Management and Morgan Stanley & Co. Incorporated ("Morgan Stanley &Co."), the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses securities, asset management and credit services. At ________, 2001, Morgan Stanley Investment Management, together with its affiliated institutional asset management companies (collectively, the "Morgan Stanley Investment Management Group"), managed assets of approximately $___ billion, including assets under fiduciary advice.

PRIOR PERFORMANCE OF THE INVESTMENT ADVISER AND ITS AFFILIATES

The following table reflects the past investment performance of a composite of private and mutual fund accounts (the "Accounts") managed by Morgan Stanley Investment Management and its affiliates. Each of the Accounts included in the composite has substantially similar investment objectives, policies and strategies as the Portfolio. These performance figures are based on the actual investment performance of the Accounts, net of all fees and expenses and any applicable sales loads and assume reinvestment of all net investment income.

The composite performance information is provided to illustrate the past performance of Morgan Stanley Investment Management and its affiliates in managing similar accounts. The investment results of the composite do not represent the past performance of the Portfolio and are not intended to predict or suggest the returns that might be experienced by the Portfolio or an individual investor in the Portfolio in the future.

AVERAGE ANNUAL TOTAL RETURN
(as of December 31, 2000)


                           MSCI WORLD
  PERIOD     COMPOSITE        INDEX
  1 Year       ___%           ___%
  3 Years      ___%           ___%
  5 Years      ___%           ___%
  10 Years     ___%           ___%

The private accounts that are included in the composite are not subject to the same types of expenses to which the Portfolio is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. If these requirements had been applicable, they may have adversely affected the performance of these Accounts. In addition, the private accounts generally experience cash flows that are different from those anticipated for the Portfolio, and this may also cause the performance of the Portfolio to be lower than that of the composite.

MANAGEMENT FEES

For the current year ended December 31, 2001, Morgan Stanley Investment Management will receive from the Portfolio the annualized management fee set forth in the accompanying table.

PORTFOLIO MANAGER

SUBJECT TO THE SUPERVISION OF MORGAN STANLEY INVESTMENT MANAGEMENT AND ITS INVESTMENT MANAGEMENT COMMITTEE, THE FOLLOWING INDIVIDUAL HAS PRIMARY DAY-TO-DAY PORTFOLIO MANAGEMENT RESPONSIBILITY FOR THE GLOBAL FRANCHISE
PORTFOLIO:

ANDREW BROWN Andrew Brown joined Morgan Stanley Investment Management Group in May of 1994 as a consultant global analyst specializing in non-cyclical stocks and became a Managing Director in 1998. Mr. Brown graduated from Harvard University in 1977 with an A.B. magna cum laude in English. Mr. Brown has had primary responsibility for managing the Portfolio's assets since its inception.


MANAGEMENT FEE FOR CURRENT FISCAL YEAR ENDED DECEMBER 31, 2001
(net of waivers and as a percentage of average net assets)             Global Franchise Portfolio

Class A                                                                       __%
Class B                                                                       __%

                                      MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                      SHAREHOLDER INFORMATION

SHAREHOLDER INFORMATION

DISTRIBUTION OF PORTFOLIO SHARES

Morgan Stanley & Co. is the exclusive Distributor of Class A shares and Class B shares of the Portfolio. Morgan Stanley & Co. receives no compensation from the Fund for distributing Class A shares of the Portfolio. The Fund has adopted a Plan of Distribution with respect to the Class B shares of the Portfolio pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the Class B shares' average daily net assets on an annualized basis. The distribution fee compensates the Distributor for marketing and selling Class B shares. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

ABOUT NET ASSET VALUE
The net asset value ("NAV") per share of a class of shares of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

PRICING OF PORTFOLIO SHARES
You may buy or sell (redeem) Class A and Class B shares of the Portfolio at the NAV next determined for the class after receipt of your order. The Fund determines the NAV per share for the Portfolio as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").

HOW TO PURCHASE SHARES
You may purchase Class A shares and Class B shares of the Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the NYSE is open.

The minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares of the Portfolio. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, the Fund will notify you. Your account may be subject to involuntary conversion from Class A shares to Class B shares or involuntary redemption in the case of Class B shares if the value of your account remains below the minimum initial investment amount for 60 consecutive days. Morgan Stanley Investment Management may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.

You may arrange to purchase shares directly from the Fund by calling 1-800-548-7786 or by returning a completed Account Registration Form with payment for your purchase. The price you pay will be the NAV calculated at the Pricing Time following receipt of your purchase order and payment.

To purchase shares through the Distributor or a Financial Intermediary, you should contact the Distributor or your Financial Intermediary for details. Generally, the price of shares purchased through a Financial Intermediary is the NAV calculated at the next Pricing Time after the Fund receives your order from your Financial Intermediary. The Distributor and certain Financial Intermediaries have made arrangements with the Fund so that you may purchase shares at the NAV calculated at the next Pricing Time after the Distributor or your Financial Intermediary receives your purchase order. Your Financial Intermediary may charge an additional service or transaction fee.

HOW TO REDEEM SHARES
You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each as described above under "How to purchase shares." The redemption price will be the NAV per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares.

Shares of the Portfolio redeemed within 60 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. The redemption fee is calculated based on and deducted from the redemption proceeds.

The Fund will ordinarily distribute redemption proceeds in cash within

SHAREHOLDER INFORMATION

one business day of your redemption request, but it may take up to seven days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, the Portfolio may pay a portion of the redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.

EXCHANGE FEATURES
You may exchange Portfolio shares for shares of other available portfolios of the Fund. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange. When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Accordingly, you will not necessarily receive the same class of shares that you tendered for exchange. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. Frequent trades in your account(s) can disrupt management of the Portfolio and raise its expenses. Therefore, the Fund may, in its sole discretion, bar a shareholder who trades excessively from making further exchanges or purchases.

DIVIDENDS AND DISTRIBUTIONS
The Portfolio's policy is to distribute to shareholders substantially all of its net investment income, if any, in the form of an annual dividend and to distribute net realized capital gains, if any, at least annually.

The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

TAXES
The dividends and distributions you receive from the Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends are taxed as ordinary income, long-term capital gains distributions to an individual are taxed at a maximum rate of 20% regardless of how long you have held your shares, and short-term capital gains distributions are taxed at ordinary income rates. The Portfolio may be able to pass through to you a credit for foreign income taxes it pays. The Fund will tell you annually how to treat dividends and distributions.

If you redeem shares of the Portfolio, you may be subject to tax on any gains you earn based on your holding period for the shares and your marginal tax rate. An exchange of shares of the Portfolio for shares of another portfolio is a sale of Portfolio shares for tax purposes. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

The Fund currently consists of the following portfolios:

U.S. EQUITY

Equity Growth Portfolio
Focus Equity Portfolio
MicroCap Portfolio+
Small Company Growth Portfolio
Technology Portfolio
U.S. Equity Plus Portfolio+
U.S. Real Estate Portfolio
Value Equity Portfolio


GLOBAL AND INTERNATIONAL EQUITY

Active International Allocation Portfolio
Asian Real Estate Portfolio
Asian Equity Portfolio
China Growth Portfolio+
Emerging Markets Portfolio
European Value Equity Portfolio
European Real Estate Portfolio
Global Franchise Portfolio
Global Value Equity Portfolio
Gold Portfolio+
International Equity Portfolio*
International Magnum Portfolio
International Small Cap Portfolio
Japanese Value Equity Portfolio
Latin American Portfolio


FIXED INCOME

Emerging Markets Debt Portfolio
Fixed Income Portfolio
Global Fixed Income Portfolio
High Yield Portfolio
Mortgage-Backed Securities Portfolio+
Municipal Bond Portfolio+

MONEY MARKET

Money Market Portfolio
Municipal Money Market Portfolio


*Portfolio is currently closed to new investors
+Portfolio is not operational

                                      MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                      REGISTRATION FORM

ACCOUNT REGISTRATION FORM

GLOBAL FRANCHISE PORTFOLIO

ACCOUNT INFORMATION
If you need assistance in filling out this form for Morgan Stanley Institutional Fund, Inc., please contact your Morgan Stanley representative or call us toll free 1-800-548-7786. Please print all items except signature, and mail to the Fund at the address on the back cover. Fill in where appropriate below.

REGISTRATION
/ / INDIVIDUAL

First Name
Middle Initial
Last Name

/ / JOINT TENANTS
(RIGHTS OF SURVIVORSHIP PRESUMED UNLESS TENANCY IN COMMON IS INDICATED)


First Name
Middle Initial
Last Name

/ / CORPORATIONS, TRUSTS AND OTHERS
Please call the Fund for additional documents that may be required to set up an account and to authorize transactions.

Type of Registration:

/ / Incorporated
/ / Unincorporated Association
/ / Partnership
/ / Uniform Gift/Transfer to Minor
(ONLY ONE CUSTODIAN AND MINOR PERMITTED)
/ / Trust
/ / Other (specify)

MAILING ADDRESS
Please fill in completely, including telephone number(s).

/ / UNITED STATES CITIZEN
/ / RESIDENT ALIEN

Street or P.O. Box


City
State
Zip Code
Home Tel. No.
Business Tel. No.

/ / NON-RESIDENT ALIEN
PERMANENT ADDRESS (WHERE YOU RESIDE PERMANENTLY FOR TAX PURPOSES)

Street or P.O. Box


City
Country
Postal Code
Home Tel. No.
Business Tel. No.

Current Mailing Address (If different from Permanent Address)

Street or P.O. Box


City
Country
Postal Code
Home Tel. No.
Business Tel. No.

TAXPAYER IDENTIFICATION NUMBER
Enter your Taxpayer Identification Number. For most individual taxpayers, this is your Social Security Number.

/ / INDIVIDUAL

Taxpayer Identification
number ("TIN")

or

Social Security
Number ("SSN")

/ / JOINT TENANTS
(RIGHTS OF SURVIVORSHIP PRESUMED UNLESS TENANCY IN COMMON IS INDICATED)

Taxpayer Identification
Number ("TIN")

or

Social Security
Number ("SSN")

or

Taxpayer Identification
Number ("TIN")

Social Security
Number ("SSN")

For Custodian account of a minor (Uniform Gifts/Transfers to Minor Acts), give the SSN of the minor.

IMPORTANT TAX INFORMATION
You (as a payee) are required by law to provide us (as payor) with your correct TIN(s) or SSN(s). Accounts that have a missing or incorrect TIN(s) or SSN(s) will be subject to backup withholding, at the applicable rate, on dividends, distributions and other payments. If you have not provided us with your correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service ("IRS"). Backup withholding is not an additional tax; the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained. You may be notified that you are subject to backup withholding under Section 3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

PORTFOLIO AND CLASS SECTION
Class A shares minimum $500,000 for the Portfolio and Class B shares minimum $100,000 for the Portfolio.

Please indicate class and amount for purchase of the Portfolio:

GLOBAL FRANCHISE PORTFOLIO
/ / Class A Shares (___) $
/ / Class B Shares (___) $

Total Initial Investment $


METHOD OF INVESTMENT
Please indicate manner of payment.

/ / Check

(MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC. - GLOBAL FRANCHISE PORTFOLIO)

/ / Exchange $

From

Name of Portfolio
Account Number

Account previously established by:
/ / Phone exchange
/ / Wire on

Date
Account Number
(PREVIOUSLY ASSIGNED BY THE FUND)

DISTRIBUTION OPTION
Income dividends and capital gains distributions (if any) to be reinvested in additional shares unless either box below is checked.

/ / Income dividends to be paid in cash, capital gains distributions (if any) in shares.

/ / Income dividends and capital gains distributions (if any) to be paid in cash.

TELEPHONE REDEMPTION
Please select at time of initial application if you wish to redeem or exchange shares by telephone. A SIGNATURE GUARANTEE IS REQUIRED IF YOUR BANK ACCOUNT IS NOT REGISTERED IDENTICALLY TO YOUR FUND ACCOUNT. TELEPHONE REQUESTS FOR REDEMPTIONS OR EXCHANGES WILL NOT BE HONORED UNLESS THE BOX IS CHECKED.

/ / I/we hereby authorize the Fund and its agents to honor any telephone requests to wire redemption proceeds to the commercial bank indicated at right and/or mail redemption proceeds to the name and address in which my/our Fund Account is registered if such requests are believed to be authentic.

The Fund and the Fund's Transfer Agent will employ) reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Name of Commercial Bank
(Not Savings Bank)
Bank Account Number
Bank ABA Number
Name(s) in which
your bank account
is established
Bank's Street Address
City
State
Zip Code

INTERESTED PARTY OPTION
/ / In addition to the account statement sent to my/our registered address, I/we hereby authorize the Fund to mail duplicate statements to the name and address provided below.

Name
Street or P.O. Box


City
State
Zip Code

DEALER INFORMATION
Representative Name
Representative Number
Branch Number

SIGNATURE OF ALL HOLDERS AND TAXPAYER CERTIFICATION
The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of Morgan Stanley Institutional Fund, Inc. and agree to be bound by its terms. By signing this application, I/we hereby certify under penalties of perjury that the information on this application is complete and correct and that as required by federal law (please check applicable boxes below):

U.S. CITIZEN(S)/TAXPAYER(S):
/ / I/We certify that (1) the number(s) shown above on this form is/are the correct SSN(s) or TIN(s); (2) I am/we are not subject to any backup withholding because (a) I am/we are exempt from backup withholding; (b) I/we have not been notified by the IRS that I am/we are subject to backup withholding as a result of a failure to report all interest or dividends; or
(c) the IRS has notified me/us that I am/we are no longer subject to backup withholding; and (3) I/we am/are a U.S. person (including a U.S. resident alien).

/ / If no TIN(s) or SSN(s) has/have been provided above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN and I/we understand that if I/we do not provide either number to J.P. Morgan Investor Services Co. ("J.P. Morgan") within 60 days of the date of this application or if I/we fail to furnish my/ our correct SSN(s) or TIN(s), I/we may be subject to a penalty and a backup withholding on distributions and redemption proceeds, at the applicable rate. (Please provide either number on IRS Form W-9.) You may request such form by calling J.P. Morgan at 800-548-7786.

NON-U.S. CITIZEN(S)/TAXPAYER(S):
/ / Under penalties of perjury, I/we certify that I am/we are not U.S. citizens or residents and I am/we are exempt foreign persons as defined by the IRS.
The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

SIGN HERE
(IF JOINT ACCOUNT, BOTH MUST SIGN)

Signature
Date
Signature
Date

                                        MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                                         ADDITIONAL INFORMATION

WHERE TO FIND ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION
In addition to this Prospectus, the Fund has an SAI, dated 2001, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

SHAREHOLDER REPORTS
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding investments comprising the Portfolio, please call 1-800-548-7786. You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways:
(1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.

Morgan Stanley Institutional Fund, Inc.
P.O. Box 2798
Boston, Massachusetts 02208-2798

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                       STATEMENT OF ADDITIONAL INFORMATION

This statement of additional information is not a prospectus. It should be read in conjunction with a prospectus for the applicable portfolio, which may be obtained by calling the Morgan Stanley Institutional Fund, Inc. (the "Fund") Services Group at 1-800-548-7786.

                                TABLE OF CONTENTS

                                                                            PAGE
INVESTMENT POLICIES AND STRATEGIES                                             2
INVESTMENT LIMITATIONS                                                        27
PURCHASE OF SHARES                                                            29
REDEMPTION OF SHARES                                                          31
ACCOUNT POLICIES AND FEATURES                                                 33
MANAGEMENT OF THE FUND                                                        35
INVESTMENT ADVISORY AND OTHER SERVICES                                        38
DISTRIBUTION OF SHARES                                                        41
BROKERAGE PRACTICES                                                           43
GENERAL INFORMATION                                                           47
TAXES                                                                         48
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                           53
PERFORMANCE INFORMATION                                                       62
DESCRIPTION OF RATINGS                                                        66
FINANCIAL STATEMENTS                                                          67

The Fund's audited financial statements for the fiscal year ended December 31, 2000, including notes thereto and the report of Ernst & Young LLP, are incorporated by reference herein from the Fund's Annual Report. A copy of the Fund's Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information. The China Growth, Mortgage-Backed Securities, MicroCap, Gold and Global Franchise Portfolios had not commenced operations at December 31, 2000. You may obtain the Fund's most recent Annual Report by calling the Morgan Stanley Institutional Fund, Inc. Services Group at 1-800-548-7786.

STATEMENT OF ADDITIONAL INFORMATION, DATED_________, 2001.

-    Prospectus for the Global Franchise Portfolio, dated __________, 2001

- Prospectus for the European Real Estate Portfolio, Asian Real Estate Portfolio and U.S. Real Estate Portfolio, dated May 1, 2001 - Prospectus for the Asian Equity Portfolio and Japanese Value Equity Portfolio, dated May 1, 2001

- Prospectus for the Emerging Markets Portfolio, Emerging Markets Debt Portfolio and Latin American Portfolio, dated May 1, 2001

- Prospectus for the Global Value Equity Portfolio, International Equity Portfolio, International Small Cap Portfolio and European Value Equity Portfolio, dated May 1, 2001

-    Prospectus for the International Magnum Portfolio, dated May 1, 2001

- Prospectus for the Fixed Income Portfolio, Money Market Portfolio and Municipal Money Market Portfolio, dated May 1, 2001

- Prospectus for the Equity Growth Portfolio, Focus Equity Portfolio, Small Company Growth Portfolio, Value Equity Portfolio and Technology Portfolio, dated May 1, 2001

- Prospectus for the Global Fixed Income Portfolio and High Yield Portfolio, dated May 1, 2001

-    Prospectus for the Active International Allocation Portfolio, dated May 1,
     2001

- Prospectus for the China Growth Portfolio, Gold Portfolio, MicroCap Portfolio, Mortgage-Backed Securities Portfolio and Municipal Bond Portfolio dated May 1, 2001

-    Prospectus for the U.S. Equity Plus Portfolio, dated May 1, 2001

                       INVESTMENT POLICIES AND STRATEGIES

This Statement of Additional Information provides additional information about the investment policies and operations of the Fund and its investment portfolios (each a "Portfolio"). Morgan Stanley Investment Management Inc. ("Morgan Stanley Investment Management") acts as investment adviser to each Portfolio. Under the supervision of Morgan Stanley Investment Management, Morgan Stanley Investment Advisors Inc. ("MSIA" or the "Sub-Adviser") acts as investment sub-adviser to the Money Market and Municipal Money Market Portfolios. References to Morgan Stanley Investment Management, when used in connection with its activities as investment adviser, include the Sub-Adviser acting under its supervision.

The following table provides additional information about the Portfolios' investment policies. Capitalized items used below are described in more detail later in this section.

Global Franchise Portfolio              Under normal circumstances, the
                                        Portfolio invests primarily in equity
                                        securities of issuers located throughout the world that Morgan Stanley Investment
                                        Management believes have resilient
                                        business franchises and growth
                                        potential.

Fixed Income Portfolio                  Under normal circumstances, the
                                        Portfolio invests primarily in
                                        Investment Grade Fixed Income Securities and may invest over 50% of its assets in Mortgage Related Securities. The
                                        Portfolio may also invest in Fixed
                                        Income Securities denominated in foreign currencies.

Money Market Portfolio                  Under normal circumstances, the
                                        Portfolio invests primarily in Money
                                        Market Instruments with effective
                                        maturities of 397 days or less.

Municipal Money Market                  Under normal circumstances, the
                                        Portfolio invests primarily in Municipal
                                        Money Market Instruments with effective
                                        maturities of 397 days or less that pay
                                        interest that is exempt from federal
                                        taxation.

Global Fixed Income Portfolio           Under normal circumstances, the
                                        Portfolio invests primarily in high
                                        quality Fixed Income Securities of
                                        issuers throughout the world, including
                                        U.S. issuers.

High Yield Portfolio                    Under normal circumstances, the
                                        Portfolio invests primarily in High
                                        Yield Securities (commonly referred to
                                        as "junk bonds"). The Portfolio may also invest in other Fixed Income Securities including Foreign Fixed Income
                                        Securities and Emerging Market Country
                                        Securities.

Equity Growth Portfolio                 Under normal circumstances, the
                                        Portfolio invests primarily in growth
                                        oriented Equity Securities of large
                                        capitalization U.S. and, to a limited
                                        extent, foreign companies.

Focus Equity Portfolio                  Under normal circumstances, the
                                        Portfolio invests primarily in Equity
                                        Securities of U.S. and, to a limited
                                        extent, foreign companies. The Portfolio generally concentrates its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer.

Small Company Growth Portfolio          Under normal circumstances, the
                                        Portfolio invests primarily in growth
                                        oriented Equity Securities of small U.S.
                                        issuers and, to a limited extent,
                                        foreign issuers.

Value Equity Portfolio                  Under normal circumstances, the
                                        Portfolio invests primarily in Equity
                                        Securities of U.S. and, to a limited
                                        extent, foreign issuers that Morgan
                                        Stanley Investment Management believes
                                        to be undervalued relative to the stock
                                        market in general at the time of
                                        purchase.

Technology Portfolio                    Under normal circumstances, the
                                        Portfolio invests primarily in Equity
                                        Securities of companies that Morgan
                                        Stanley Investment Management expects
                                        will benefit from their involvement in
                                        technology and technology-related
                                        industries.

European Real Estate Portfolio          Under normal circumstances, the
                                        Portfolio invests primarily in Equity
                                        Securities of companies principally
                                        engaged in the European real estate
                                        industry.

Asian Real Estate Portfolio             Under normal circumstances, the
                                        Portfolio invests primarily in Equity
                                        Securities of companies principally
                                        engaged in the Asian real estate
                                        industry.

U.S. Real Estate Portfolio              Under normal circumstances, the
                                        Portfolio invests primarily in Equity
                                        Securities of companies principally
                                        engaged in the U.S. real estate
                                        industry, including real estate
                                        investment trusts (REITs).


Active International Allocation         Under normal circumstances, the
Portfolio                               Portfolio invests primarily in Equity
                                        Securities of non-U.S. issuers that, in
                                        the aggregate, generally replicate broad market indices. The Portfolio may invest in Emerging Market Country Securities.

Global Value Equity Portfolio           Under normal circumstances, the
                                        Portfolio invests primarily in Equity
                                        Securities. The Portfolio invests
                                        primarily in Equity Securities of
                                        issuers located throughout the world,
                                        including issuers located in the United
                                        States and in Emerging Market Countries.
                                        Ordinarily, at least 20% of the
                                        Portfolio's total assets will be
                                        invested in Equity Securities of U.S.
                                        issuers.

International Equity Portfolio          Under normal circumstances, the
                                        Portfolio invests primarily in Equity
                                        Securities of non-U.S. issuers.

International Small Cap Portfolio       Under normal circumstances, the
                                        Portfolio invests primarily in Equity
                                        Securities of non-U.S. issuers with
                                        equity market capitalizations of less
                                        than $2 billion.

European Value Equity Portfolio         Under normal circumstances, the
                                        Portfolio invests primarily in Equity
                                        Securities of European issuers.

International Magnum Portfolio          Under normal circumstances, the
                                        Portfolio invests primarily in Equity
                                        Securities of non-U.S. issuers domiciled in at least three different EAFE countries. The Portfolio may invest up to 5% of its total assets in the securities of issuers domiciled in non-EAFE countries, including Emerging
                                        Market Countries.

Asian Equity Portfolio                  Under normal circumstances, the
                                        Portfolio invests primarily in Equity
                                        Securities of Asian issuers (excluding
                                        Japanese issuers).

Japanese Value Equity Portfolio         Under normal circumstances, the
                                        Portfolio invests in primarily in Equity
                                        Securities of Japanese issuers that
                                        Morgan Stanley Investment Management
                                        believes are undervalued relative to
                                        their intrinsic assets, cash flow and
                                        earnings potential.

Emerging Markets Portfolio              Under normal circumstances, the
                                        Portfolio invests primarily in
                                        growth-oriented Equity Securities of
                                        issuers in Emerging Market Countries.

Emerging Markets Debt Portfolio         Under normal circumstances, the
                                        Portfolio invests primarily in Fixed
                                        Income Securities of government and
                                        government-related issuers and, to a
                                        lesser extent, corporate issuers in
                                        Emerging Market Countries.

Latin American Portfolio                Under normal circumstances, the
                                        Portfolio invests primarily in
                                        growth-oriented Equity Securities of
                                        Latin American issuers. In addition, the Portfolio will invest between 25% and 50% of its assets in securities of issuers engaged in the telecommunications industry.

U.S. Equity Plus Portfolio              Under normal circumstances, the
                                        Portfolio invests primarily in Equity
                                        Securities of U.S. issuers included in
                                        the Standard & Poor's 500 Index.

China Growth Portfolio                  Under normal circumstances, the
                                        Portfolio invests primarily in Equity
                                        Securities of issuers in The People's
                                        Republic of China, Hong Kong and Taiwan.

Gold Portfolio                          Under normal circumstances, the
                                        Portfolio invests primarily in Equity
                                        Securities of U.S. and foreign companies engaged in gold-related activities. The
                                        Portfolio frequently invests in
                                        securities of foreign issuers.

MicroCap Portfolio                      Under normal circumstances, the
                                        Portfolio invests primarily in
                                        growth-oriented Equity Securities of
                                        small growth-oriented domestic and, to a limited extent, foreign companies with potential for long-term growth.

Mortgage-Backed Securities Portfolio    Under normal circumstances, the
                                        Portfolio invests primarily in
                                        Investment Grade short and
                                        intermediate-term Mortgage-Related
                                        Securities. The Portfolio may invest up
                                        to 15% in Mortgage-Related Securities
                                        rated in the third highest rating
                                        category or, if unrated, believed by
                                        Morgan Stanley Investment Management to
                                        be of equivalent quality.

Municipal Bond Portfolio                Under normal circumstances, the
                                        Portfolio invests primarily in
                                        Municipals rated investment grade at the time of investment or futures and options on futures relating to these Municipals. The Portfolio invests 65% of its net assets in Municipals having an initial maturity of more than one year.
                                        The Portfolio may invest up to 20% of
                                        its net assets in Municipals that pay
                                        interest subject to alternative minimum
                                        tax and up to 20% in cash, cash
                                        equivalents, U.S. Government securities
                                        and taxable investment grade corporate
                                        Fixed Income Securities.

The following tables summarize the permissible strategies and investments for each Portfolio. These tables should be used in conjunction with the investment summaries for each Portfolio contained in the Prospectus in order to provide a more complete description of such Portfolio's investment policies.

GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS


                                               ACTIVE                 ASIAN                        EUROPEAN    EUROPEAN
                                            INTERNATIONAL  ASIAN      REAL     CHINA    EMERGING     VALUE      REAL     GLOBAL
                                             ALLOCATIONS   EQUITY    ESTATE    GROWTH   MARKETS      EQUITY    ESTATE   FRANCHISE
                                            ---------------------------------------------------------------------------------------
EQUITY SECURITIES:
   Common Stocks                                  v           v        v          v        v           v          v        v
   Depositary Receipts                            v           v        v          v        v           v          v        v
   Preferred Stocks                               v           v        v          v        v           v          v        v
   Rights                                         v           v        v          v        v           v          v        v
   Warrants                                       v           v        v          v        v           v          v        v
   Convertible Securities                         v           v        v          v        v           v          v        v
   Limited Partnerships
   Investment Company Securities                  v           v        v          v        v           v          v        v
   Real Estate Investing                          v           v        v          v        v           v          v        v
  --REITS                                         v           v        v          v        v           v          v        v
  --Specialized Ownership Vehicles                v           v        v          v        v           v          v        v
FIXED INCOME SECURITIES:
   High Yield Securities                                                                   v
   U.S. Government Securities                     v           v        v          v        v           *          v        *
   Agencies                                       v           v        v          v        v           *          v        *
   Corporates                                     v           v        v          v        v           *          v        *



                                               GLOBAL                                                           JAPANESE
                                               VALUE               INTERNATIONAL  INTERNATIONAL INTERNATIONAL    VALUE      LATIN
                                               EQUITY   GOLD          EQUITY        MAGNUM       SMALL CAP       EQUITY    AMERICAN
                                            ---------------------------------------------------------------------------------------
EQUITY SECURITIES:
   Common Stocks                                 v        v              v             v              v              v          v
   Depositary Receipts                           v        v              v             v              v              v          v
   Preferred Stocks                              v        v              v             v              v              v          v
   Rights                                        v        v              v             v              v              v          v
   Warrants                                      v        v              v             v              v              v          v
   Convertible Securities                        v        v              v             v              v              v          v
   Limited Partnerships
   Investment Company Securities                 v        v              v             v              v              v          v
   Real Estate Investing                         v                       v             v              v              v          v
  --REITS                                        v                       v             v              v              v          v
  --Specialized Ownership Vehicles               v                       v             v              v              v          v
FIXED INCOME SECURITIES:
   High Yield Securities                                                                                                        v
   U.S. Government Securities                    *        v              *             v              *              v          v
   Agencies                                      *        v              *             v              *              v          v
   Corporates                                    *        v              *             v              *              v          v

                                               ACTIVE                 ASIAN                        EUROPEAN    EUROPEAN
                                            INTERNATIONAL  ASIAN      REAL     CHINA    EMERGING     VALUE      REAL     GLOBAL
                                             ALLOCATIONS   EQUITY    ESTATE    GROWTH   MARKETS      EQUITY    ESTATE   FRANCHISE
                                            ---------------------------------------------------------------------------------------
   Money Market Instruments                       v           v        v          v        v           v          v        v
   Mortgage Related Securities
   -MBSs
   -CMOs
   -SMBSs
   Repurchase Agreements                          v           v        v          v        v           v          v        v
   Municipals
   Asset-Backeds
   Loan Participations and Assignments                                                     v
   Temporary Investments                          v           v        v          v        v           v          v        v
       Zero Coupons, Pay-In-Kind Securities or    v           v        v          v        v
      Deferred Payment Securities                                                                                 v
   Floaters
   Inverse Floaters
FOREIGN INVESTMENT:
   Foreign Equity Securities                      v           v        v          v        v           v          v        v
   Foreign Government Fixed Income Securities     v           v        v          v        v                      v
   Foreign Corporate Fixed Income Securities      v           v        v          v        v                      v
   Emerging Market Country Securities             v           v        v          v        v           v          v        v
   Russian Equity Securities                                                               v
   Foreign Currency Transactions                  v           v        v          v        v           v          v        v
   Brady Bonds                                    v           v        v                   v           v          v        v
   Investment Funds                               v           v        v          v        v           v          v        v
OTHER SECURITIES AND INVESTMENT TECHNIQUES:
   Loans of Portfolio Securities                  v           v        v          v        v           v          v        v
   Non-Publicly Traded Securities, Private        v           v        v          v        v           v          v        v
      Placements and Restricted Securities
   When-Issued and Delayed Delivery Securities    v           v        v          v        v           v          v        v
   Borrowing for Investment Purposes
   Temporary Borrowing                            v           v        v          v        v           v          v        v
   Reverse Repurchase Agreements
   Short Sales
   Structured Investments                         v           v        v          v        v           v          v        v
DERIVATIVE PRODUCTS:
   Foreign Currency Forward Contracts             v           v        v          v        v           v          v        v
   Futures Contracts                              v           v        v          v        v           v          v        v
   Forward Contracts                              v           v        v          v        v           v          v        v



                                               GLOBAL                                                           JAPANESE
                                               VALUE               INTERNATIONAL  INTERNATIONAL INTERNATIONAL    VALUE      LATIN
                                               EQUITY   GOLD          EQUITY        MAGNUM       SMALL CAP       EQUITY    AMERICAN
                                               ------------------------------------------------------------------------------------
   Money Market Instruments                      v        v              v             v              v              v          v
   Mortgage Related Securities
   -MBSs
   -CMOs
   -SMBSs
   Repurchase Agreements                         v        v              v             v              v              v          v
   Municipals
   Asset-Backeds
   Loan Participations and Assignments                                                                                          v
   Temporary Investments                         v        v              v             v              v              v          v
       Zero Coupons, Pay-In-Kind Securities or
      Deferred Payment Securities                         v                            v                             v          v
   Floaters
   Inverse Floaters
FOREIGN INVESTMENT:
   Foreign Equity Securities                     v        v              v             v              v              v          v
   Foreign Government Fixed Income Securities             v                            v                             v          v
   Foreign Corporate Fixed Income Securities              v                            v                             v          v
   Emerging Market Country Securities            v        v              v             v              v                         v
   Russian Equity Securities
   Foreign Currency Transactions                 v        v              v             v              v              v          v
   Brady Bonds                                   v        v              v             v                             v          v
   Investment Funds                              v        v              v             v              v              v          v
OTHER SECURITIES AND INVESTMENT TECHNIQUES:
   Loans of Portfolio Securities                 v        v              v             v              v              v          v
   Non-Publicly Traded Securities, Private       v        v              v             v              v              v          v
      Placements and Restricted Securities
   When-Issued and Delayed Delivery Securities   v        v              v             v              v              v          v
   Borrowing for Investment Purposes
   Temporary Borrowing                           v        v              v             v              v              v          v
   Reverse Repurchase Agreements                                                                                                v
   Short Sales                                                                                                                  v
   Structured Investments                        v        v              v             v              v              v          v
DERIVATIVE PRODUCTS:
   Foreign Currency Forward Contracts            v        v              v             v              v              v          v
   Futures Contracts                             v        v              v             v              v              v          v
   Forward Contracts                             v        v              v             v              v              v          v

                                               ACTIVE                 ASIAN                        EUROPEAN    EUROPEAN
                                            INTERNATIONAL  ASIAN      REAL     CHINA    EMERGING     VALUE      REAL     GLOBAL
                                             ALLOCATIONS   EQUITY    ESTATE    GROWTH   MARKETS      EQUITY    ESTATE   FRANCHISE
                                            -------------------------------------------------------------------------------------
   Option Transactions                            v           v        v          v        v           v          v        v
   Swaps                                          v           v        v          v        v           v          v        v



                                               GLOBAL                                                           JAPANESE
                                               VALUE               INTERNATIONAL  INTERNATIONAL INTERNATIONAL    VALUE      LATIN
                                               EQUITY   GOLD          EQUITY        MAGNUM       SMALL CAP       EQUITY    AMERICAN
                                              -------------------------------------------------------------------------------------
   Option Transactions                           v        v              v             v              v              v          v
   Swaps                                         v        v              v             v              v              v          v



U.S. EQUITY PORTFOLIOS



                                                            SMALL                                    U.S.     U.S.
                                                FOCUS     COMPANY   EQUITY                          EQUITY    REAL    VALUE
                                                EQUITY     GROWTH   GROWTH  MICROCAP  TECHNOLOGY     PLUS    ESTATE   EQUITY
                                                ----------------------------------------------------------------------------
EQUITY SECURITIES:                                v          v        v        v          v            v        v       v
   Common Stocks                                  v          v        v        v          v            v        v       v
   Depositary Receipts                            v          v        v        v          v            v        v       v
   Preferred Stocks                               v          v        v        v          v            v        v       v
   Rights                                         v          v        v        v          v            v        v       v
   Warrants                                       v          v        v        v          v            v        v       v
   Convertible Securities                         v          v        v        v          v            v        v       v
   Limited Partnerships
   Investment Company Securities                  v          v        v        v          v            v        v       v
   Real Estate Investing                          v          v        v        v                       v        v       v
   -REITS                                         v          v        v        v                       v        v       v
   -Specialized Ownership Vehicles                v          v        v        v                       v        v       v
FIXED INCOME SECURITIES:
   High Yield Securities                                                                  v
   U.S. Government Securities                     v          v        v        v          v            v        v       v
   Agencies                                       v          v        v        v          v            v        v       v
   Corporates                                     v          v        v        v          v            v        v       v
   Money Market Instruments                       v          v        v        v          v            v        v       v
   Mortgage Related Securities
   -MBSs
   -CMOs
   -SMBSs
   Repurchase Agreements                          v          v        v        v          v            v        v       v
   Municipals
   Asset-Backeds
   Loan Participations and Assignments
   Temporary Investments                          v          v        v        v          v            v        v       v
   Zero Coupons, Pay-In-Kind Securities
    or Deferred Payment Securities                v          v        v        v          v            v        v       v

                                                            SMALL                                    U.S.     U.S.
                                                FOCUS     COMPANY   EQUITY                          EQUITY    REAL    VALUE
                                                EQUITY     GROWTH   GROWTH  MICROCAP  TECHNOLOGY     PLUS    ESTATE   EQUITY
                                                ----------------------------------------------------------------------------

   Floaters
   Inverse
   Floaters
FOREIGN INVESTMENT:
   Foreign Equity Securities                      v          v        v        v          v            v        v       v
   Foreign Bonds                                                                          v                             v
   Emerging Market Country Securities                                                     v                             v
   Russian Equity Securities
   Foreign Currency Transactions                  v          v        v        v          v            v        v       v
   Brady Bonds
   Investment Funds                               v          v        v        v          v            v        v       v
OTHER SECURITIES AND INVESTMENT TECHNIQUES:
   Loans of Portfolio Securities                  v          v        v        v          v            v        v       v
   Non-Publicly Traded Securities, Private
    Placements and Restricted Securities          v          v        v        v          v            v        v       v
   When-Issued and Delayed Delivery
    Securities                                    v          v        v        v          v            v        v       v
   Borrowing for Investment Purposes                                           v
   Temporary Borrowing                            v          v        v        v          v            v        v       v
   Reverse Repurchase Agreements                                                          v            v
   Short Sales
   Structured Investments                         v          v        v        v          v            v        v       v
DERIVATIVE PRODUCTS:
   Foreign Currency Forward Contracts             v          v        v        v          v            v        v       v
   Futures Contracts                              v          v        v        v          v            v        v       v
   Forward Contracts                              v          v        v        v          v            v        v       v
   Option Transactions                            v          v        v        v          v            v        v       v
   Swaps                                          v          v        v        v          v            v        v       v


FIXED INCOME AND MONEY MARKET PORTFOLIOS


                                               EMERGING             GLOBAL                                                MUNICIPAL
                                               MARKETS      FIXED   FIXED     HIGH    MORTGAGE-BACKED  MUNICIPAL   MONEY   MONEY
                                                DEBT        INCOME  INCOME    YIELD    SECURITIES        BOND      MARKET  MARKET
                                               ------------------------------------------------------------------------------------
EQUITY SECURITIES:
   Common Stocks                                                                v
   Depositary Receipts                            v
   Preferred Stocks                               v            v      v         v

                                               EMERGING             GLOBAL                                                MUNICIPAL
                                               MARKETS      FIXED   FIXED     HIGH    MORTGAGE-BACKED  MUNICIPAL   MONEY   MONEY
                                                DEBT        INCOME  INCOME    YIELD    SECURITIES        BOND      MARKET  MARKET
                                               ------------------------------------------------------------------------------------
   Rights                                         v            v      v         v
   Warrants                                       v            v      v         v
   Convertible Securities                         v            v      v         v
   Limited Partnerships                                                         v
   Investment Company Securities                  v            v      v         v             v            v          v       v
   Real Estate Investing
   -REITs                                                                      (1)
   -Specialized Ownership Vehicles
FIXED INCOME SECURITIES:
   High Yield Securities                          v                             v
   U.S. Government Securities                     v            v      v         v             v            v          v       v
   Agencies                                       v            v      v         v             v            v          v       v
   Corporates                                     v            v      v         v             *            v          v       *
   Money Market Instruments                       v            v      v         v             v            v          v       v
   Mortgage Related Securities                    v            v      v         v             v            v          v
   -MBSs                                          v            v      v         v             v            v          v
   -CMOs                                          v            v      v         v             v
   -SMBSs                                                      v      v         v             v
   Repurchase Agreements                          v            v      v         v             v            v          v       v
   Municipals                                     v            v      v         v                          v          v       v
   Asset-Backeds                                  v            v      v         v                                     v
   Loan Participations and Assignments            v                             v
   Temporary Investments                          v            v      v         v             v            v          v       v
   Zero Coupons, Pay-In-Kind Securities
    or Deferred Payment                           v            v      v         v             v            v          v       v
   Floaters                                       v            v      v         v             v            v          v       v
   Inverse Floaters                               v            v      v         v             v            v
FOREIGN INVESTMENT:
   Foreign Equity Securities                      v            v      v         v
   Foreign Bonds                                  v            v      v         v
   Emerging Market Country Securities             v                   v         v
   Russian Equity Securities
   Foreign Currency Transactions                  v            v      v         v
   Brady Bonds                                    v            v      v         v
   Investment Funds                               v
OTHER SECURITIES AND INVESTMENT TECHNIQUES:


---------------------------------

(1) This Portfolio may invest in certain Corporate Debt as described under Money Market Instruments and Temporary Investments.

* The High Yield Portfolio may invest in certain fixed income securities issued by REITs.

                                               EMERGING             GLOBAL                                                MUNICIPAL
                                               MARKETS      FIXED   FIXED     HIGH    MORTGAGE-BACKED  MUNICIPAL   MONEY   MONEY
                                                DEBT        INCOME  INCOME    YIELD    SECURITIES        BOND      MARKET  MARKET
                                               ------------------------------------------------------------------------------------
   Loans of Portfolio Securities                  v            v      v         v             v            v
   Non-Publicly Traded Securities, Private
    Placements and Restricted Securities          v            v      v         v             v            v          v       v
   When-Issued and Delayed Delivery Securities    v            v      v         v             v            v          v       v
   Borrowing for Investment Purposes              v
   Temporary Borrowing                            v            v      v         v             v            v          v       v
   Reverse Repurchase Agreements                  v                             v                                     v
   Short Sales                                    v
   Structured Investments                         v            v      v         v             v            v          v
DERIVATIVE PRODUCTS:
   Foreign Currency Forward Contracts             v            v      v         v             v            v
   Futures Contracts                              v            v      v         v             v            v
   Forward Contracts                              v            v      v         v             v            v
   Option Transactions                            v            v      v         v             v            v
   Swaps                                          v            v      v         v             v            v

EQUITY SECURITIES

Equity Securities generally represent an ownership interest in an issuer, or may be convertible into or represent a right to acquire an ownership interest in an issuer. While there are many types of Equity Securities, prices of all equity securities will fluctuate. Economic, political and other events may affect the prices of broad equity markets. For example, changes in inflation or consumer demand may affect the prices of all Equity Securities in the United States. Similar events also may affect the prices of particular equity securities. For example, news about the success or failure of a new product may affect the price of a particular issuer's Equity Securities.

The Portfolios may purchase equity securities issued as part of, or a short period after, a company's initial public offering ("IPOs"), and may at times dispose of those securities shortly after their acquisition. A Portfolio's purchase of securities issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

COMMON STOCKS. Common Stocks represent an ownership interest in a corporation, entitling the stockholder to voting rights and receipt of dividends paid based on proportionate ownership.

DEPOSITARY RECEIPTS. Depositary Receipts represent an ownership interest in securities of foreign companies (an "underlying issuer") that are deposited with a depositary. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. Depositary Receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may be "sponsored" or "unsponsored." Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Portfolio's investment policies, a Portfolio's investments in Depositary Receipts will be deemed to be an investment in the underlying securities, except that ADRs may be deemed to be issued by a U.S. issuer.

PREFERRED STOCKS. Preferred Stocks are securities that evidence ownership in a corporation and pay a fixed or variable stream of dividends. Preferred Stocks have a preference over Common Stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Because Preferred Stocks pay a fixed or variable stream of dividends they have many of the characteristics of a Fixed Income Security and are, therefore, included in both the definition of Equity Security and Fixed Income Security.

RIGHTS. Rights represent the right, but not the obligation, for a fixed period of time to purchase additional shares of an issuer's Common Stock at the time of a new issuance, usually at a price below the initial offering price of the Common Stock and before the Common Stock is offered to the general public. Rights are usually freely transferrable. The risk of investing in a Right is that the Right may expire prior to the market value of the Common Stock exceeding the price fixed by the Right.

WARRANTS. Warrants give holders the right, but not the obligation, to buy Common Stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. Warrants are usually freely transferrable. The risk of investing in a Warrant is that the Warrant may expire prior to the market value of the Common Stock exceeding the price fixed by the Warrant.

CONVERTIBLE SECURITIES. Convertible Securities are securities that may be exchanged under certain circumstances for a fixed number of shares of Common Stock or other Equity Securities. Convertible Securities generally represent a feature of some other type of security, such as a Fixed Income Security or Preferred Stock, so that, for example, a Convertible Fixed Income Security would be a

Fixed Income Security that is convertible into Common Stock. Convertible Securities may be viewed as an investment in the current security or the security into which the Convertible Securities may be exchanged and, therefore, are included in both the definition of Equity Security and Fixed Income Security.

LIMITED PARTNERSHIPS. A limited partnership interest entitles a Portfolio to participate in the investment return of the partnership's assets as defined by the agreement among the partners. As a limited partner, a Portfolio generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner's liability generally is limited to the amount of its commitment to the partnership.

INVESTMENT COMPANY SECURITIES. Investment Company Securities are securities of other open-end or closed-end investment companies. The Investment Company Act of 1940, as amended (the "1940 Act"), generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of a Portfolio's total assets in any one investment company and no more than 10% in any combination of investment companies. A Portfolio may invest in Investment Company Securities of investment companies managed by Morgan Stanley Investment Management or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by the Securities and Exchange Commission ("SEC"). To the extent a Portfolio invests a portion of its assets in Investment Company Securities, those assets will be subject to the risks of the purchased investment company's portfolio securities. The Portfolio also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses.

REAL ESTATE INVESTING. Investments in securities of issuers engaged in the real estate industry entail special risks and considerations. In particular, securities of such issuers may be subject to risks associated with the direct ownership of real estate. These risks include: the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of a Portfolios' investments.

REITS. Real Estate Investment Trusts ("REITs") pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

A shareholder in any of the Portfolios, by investing in REITs indirectly through the Portfolio, will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or its failure to maintain exemption from registration under the 1940 Act.

SPECIALIZED OWNERSHIP VEHICLES. Specialized ownership vehicles pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests. Such specialized ownership vehicles in which the Portfolios may invest include property unit trusts, REITs and other similar specialized investment vehicles. Investments in such specialized ownership vehicles may have favorable or unfavorable legal, regulatory or tax implications for a Portfolio and, to the extent such vehicles are structured similarly to investment funds, may cause the Portfolios' shareholders to indirectly bear certain additional operating expenses.

FIXED INCOME SECURITIES

Fixed Income Securities generally represent an issuer's obligation to repay money that it has borrowed together with interest on the amount borrowed. Fixed Income Securities come in many varieties and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and some Fixed Income Securities may have other novel features such as conversion rights. Prices of Fixed Income Securities fluctuate and, in particular, are subject to credit risk and market risk. Credit risk is the possibility that an issuer may be unable to meet scheduled interest and principal payments. Market risk is the possibility that a change in interest rates or the market's perception of the issuer's prospects may adversely affect the value of a Fixed Income Security. Economic, political and other events also may affect the prices of broad fixed income markets. Generally, the values of Fixed Income Securities vary inversely with changes in interest rates. During periods of falling interest rates, the values of outstanding Fixed Income Securities generally rise and during periods of rising interest rates, the values of such securities generally decline. Prepayments also will affect the maturity and value of Fixed Income Securities. Prepayments generally rise in response to a decline in interest rates as debtors take advantage of the opportunity to refinance their obligations. When this happens, a Portfolio may be forced to reinvest in lower yielding Fixed Income Securities.

The length of time to the final payment, or maturity, of a Fixed Income Security also affects its price volatility. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are subject to greater market fluctuation, especially as a result of changes in interest rates. Traditionally, term to maturity has been used as a barometer of a Fixed Income Security's sensitivity to interest rate changes. However, this measure considers only the time until final payment and takes no account of the pattern of payments prior to maturity. Duration is a more precise measure of the expected life of a Fixed Income Security that combines consideration of yield, coupon, interest payments, final maturity and call features and measures the expected life of a Fixed Income Security on a present value basis. The duration of a Fixed Income Security ordinarily is shorter than its maturity.

INVESTMENT GRADE SECURITIES. Investment Grade Securities are Fixed Income Securities rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's Ratings Group ("S&P") or Fitch, Inc. ("Fitch"), or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's")) or determined to be of equivalent quality by Morgan Stanley Investment Management. Securities rated BBB or Baa represent the lowest of four levels of Investment Grade Securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Ratings assigned to Fixed Income Securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular Fixed Income Security. Moreover, market risk also will affect the prices of even the highest rated Fixed Income Securities so that their prices may rise or fall even if the issuer's capacity to repay its obligations remains unchanged.

HIGH YIELD SECURITIES. High Yield Securities are generally considered to include Fixed Income Securities rated below the four highest rating categories at the time of purchase (e.g., Ba through C by Moody's or BB through D by S&P) and unrated securities considered by Morgan Stanley Investment Management to be of equivalent quality. High Yield Securities are not considered investment grade and are commonly referred to as junk bonds or high yield, high risk securities.

While High Yield Securities offer higher yields, they carry a high degree of credit risk and are considered speculative by the major credit rating agencies. High Yield Securities are often issued by smaller, less credit worthy issuers, or by highly leveraged (indebted) issuers that are generally less able than more established or less leveraged issuers to make scheduled payments of interest and principal. In comparison to Investment Grade Securities, the price movement of these securities is influenced less by changes in interest rates and more by the financial and business position of the issuer. The values of High Yield Securities are more volatile and may react with greater sensitivity to market changes.

U.S. GOVERNMENT SECURITIES. U.S. Government Securities are Fixed Income Securities that are backed by the full faith and credit of the U.S. Government as to the payment of both principal and interest. U.S. Government Securities may include securities issued by the U.S. Treasury and securities issued by federal agencies and U.S. Government sponsored instrumentalities.

AGENCIES. Agencies are Fixed Income Securities which are not guaranteed by, or backed by the full faith and credit of the U.S. Government, but which are issued, sponsored or guaranteed by a federal agency or federally sponsored agency such as the Student Loan Marketing Association, or any of several other agencies.

CORPORATES. Corporates are Fixed Income Securities issued by private businesses. Holders, as creditors, have a prior legal claim over holders of Equity Securities of the issuer as to both income and assets for the principal and interest due the holder.

MONEY MARKET INSTRUMENTS. Money Market Instruments are high quality short-term Fixed Income Securities. Money Market Instruments may include obligations of governments, government agencies, banks, corporations and special purpose entities and Repurchase Agreements relating to these obligations. Certain Money Market Instruments may be denominated in a foreign currency.

MORTGAGE RELATED SECURITIES. Mortgage related securities are securities that, directly or indirectly, represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities include collateralized mortgage obligations and mortgage-backed securities issued or guaranteed by agencies or instrumentalities of the U.S. Government or by private sector entities.

         MORTGAGE-BACKED SECURITIES. With mortgage-backed securities ("MBSs"), many mortgagees' obligations to make monthly payments to their lending institution are pooled together and passed through to investors. The pools are assembled by various governmental, Government-related and private organizations. A Portfolio may invest in securities issued or guaranteed by the Government National Mortgage Association ("GNMA" or "Ginnie Mae"), Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"), Fannie Mae, private issuers and other government agencies. MBSs issued by non-agency issuers, whether or not such securities are subject to guarantees, may entail greater risk, since private issuers may not be able to meet their obligations under the policies. If there is no guarantee provided by the issuer, a Portfolio will purchase only MBSs which at the time of purchase are rated investment grade by one or more Nationally Recognized Statistical Ratings Organizations ("NRSROs") or, if unrated, are deemed by Morgan Stanley Investment Management to be of comparable quality.

MBSs are issued or guaranteed by private sector originators of or investors in mortgage loans and structured similarly to governmental pass-through securities. Because private pass-throughs typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality, however, they are generally structured with one or more of the types of credit enhancement described below. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are. FHLMC securities are supported by its right to borrow from the U.S. Treasury. Each of GNMA, Fannie Mae and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and Fannie Mae also guarantees timely distributions of scheduled principal. Although FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan, FHLMC now issues MBSs ("FHLMC Gold PCS") which also guarantee timely payment of monthly principal reductions. Resolution Funding Corporation ("REFCORP") obligations are backed, as to principal payments, by zero coupon U.S. Treasury bonds, and as to interest payment, ultimately by the U.S. Treasury.

There are two methods of trading MBSs. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical MBS transaction, called a TBA (to be announced) transaction, in which the type of MBS to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement are announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through MBSs are traded on a TBA basis.

Like Fixed Income Securities in general, MBSs will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancings of home mortgages, with the result that the average life of MBSs held by a Portfolio may be lengthened. As average life extends, price volatility generally increases. This extension of average life causes the market price of the MBSs to decrease further when interest rates rise than if their average lives were fixed. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of the average life movement could be and to calculate the effect that it will have on the price of the MBS. In selecting MBSs, Morgan Stanley Investment Management looks for those that offer a higher yield to compensate for any variation in average maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities, even if the security is in one of the highest rating categories. A Portfolio may invest, without limit, in MBSs issued by private issuers when Morgan Stanley Investment Management deems that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. The Portfolios will purchase securities issued by private issuers which are rated investment grade at the time of purchase by Moody's or S&P or deemed by Morgan Stanley Investment Management to be of comparable investment quality.

         FANNIE MAE CERTIFICATES. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of Fannie Mae are not backed by the full faith and credit of the U.S. Government.

Each Fannie Mae certificate represents a pro rata interest in one or more pools of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veteran Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans") or conventional mortgage loans (I.E., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate and adjustable mortgage loans secured by multi-family projects.

         FREDDIE MAC CERTIFICATES. Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. Government.

Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to-four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

         GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal and interest on certificates that are based on and backed by a pool of FHA Loans, VA Loans or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Each Ginnie Mae certificate represents a pro rata interest in one or more of the following types of mortgage loans: (i) fixed rate level payment mortgage loans;
(ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multi-family residential properties under construction; (vi) mortgage loans on completed multi-family projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one to four-family housing units.

         COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. They are backed by mortgage-backed securities (discussed above) or whole loans (all such assets, the "Mortgage Assets") and are evidenced by a series of bonds or certificates issued in multiple classes. Each class of a CMO, often referred to as a "tranche," may be issued with a specific fixed or floating coupon rate and has a stated maturity or final scheduled distribution date. The principal and interest on the underlying Mortgage Assets may be allocated among the several classes of a series of CMOs in many ways. Interest is paid or accrues on CMOs on a monthly, quarterly or semi-annual basis.

CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. CMOs that are issued by private sector entities and are backed by assets lacking a guarantee of an entity having the credit status of a governmental agency or instrumentality are generally structured with one or more types of credit enhancement as described below. An issuer of CMOs may elect to be treated for federal income tax purposes as a Real Estate Mortgage Investment Conduit (a "REMIC"). An issuer of CMOs issued after 1991 must elect to be treated as a REMIC or it will be taxable as a corporation under rules regarding taxable mortgage pools.

The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to prevailing market yields on Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a

CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final scheduled distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile. In addition, some inverse floating rate obligation CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of these CMOs is sensitive not only to changes in interest rates, but also to changes in prepayment rates on the related underlying Mortgage Assets.

Included within the category of CMOs are PAC Bonds. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments, provided that, among other things, the actual prepayment experience on the underlying Mortgage Assets falls within a predefined range. If the actual prepayment experience on the underlying Mortgage Assets is faster or slower than the predefined range or if deviations from other assumptions occur, payments on the PAC Bond may be earlier or later than predicted and the yield may rise or fall. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risk of prepayment than are other types of mortgage related securities.

         STRIPPED MORTGAGE-BACKED SECURITIES. Stripped Mortgage-Backed Securities ("SMBSs") are multi-class mortgage securities issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans. SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. In some cases, one class will receive all of the interest ("interest-only" or "IO class"), while the other class will receive all of the principal ("principal-only" or "PO class"). The yield to maturity on IO classes and PO classes is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and significant changes in the rate of principal repayments will have a corresponding effect on the SMBSs' yield to maturity.

         CREDIT ENHANCEMENT. Mortgage related securities are often backed by a pool of assets representing the obligations of a number of parties. To lessen the effect of failure by obligors on underlying assets to make payments, these securities may have various types of credit support. Credit support falls into two primary categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection generally refers to the provision of advances, typically by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties (referred to herein as "third party credit support"), through various means of structuring the transaction or through a combination of such approaches.

The ratings of mortgage related securities for which third party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could decline in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal and interest thereon, with defaults on the underlying assets being borne first by the holders of the most subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each security is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

REPURCHASE AGREEMENTS. Repurchase Agreements are transactions in which a Portfolio purchases a security or basket of securities and simultaneously commits to resell that security or basket to the seller (a bank, broker or dealer) at a mutually agreed upon date and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Repurchase Agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller at a mutually agreed upon rate and price. The term of these agreements is usually from overnight to one week, and never exceeds one year. Repurchase Agreements with a term of over seven days are considered illiquid.

In these transactions, the Portfolio receives as collateral securities that have a market value at least equal to the purchase price (including accrued interest) of the Repurchase Agreement, and this value is maintained during the term of the agreement. These securities are held by the Fund's custodian or an approved third party for the benefit of the Portfolio until repurchased. Repurchase Agreements permit a Portfolio to remain fully invested while retaining overnight flexibility to pursue investments of a longer-term nature. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited.

Pursuant to an order issued by the SEC, the Portfolios may pool their daily uninvested cash balances in order to invest in Repurchase Agreements on a joint basis with other investment companies advised by Morgan Stanley Investment Management. By entering into Repurchase Agreements on a joint basis, the Portfolios expect to incur lower transaction costs and potentially obtain higher rates of interest on such Repurchase Agreements. Each Portfolio's participation in the income from jointly purchased Repurchase Agreements will be based on that Portfolio's percentage share in the total Repurchase Agreement.

MUNICIPALS. Municipal securities ("Municipals") are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income taxes and in certain instances, from state and local taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those securities with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income taxes. Industrial development bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

ASSET-BACKED SECURITIES. Asset-Backed Securities ("Asset-Backeds") are securities collateralized by shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the collateral are passed through to the security holder. The collateral underlying Asset-Backeds tends to have prepayment rates that usually do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments (on automobile loans and other collateral) will alter the cash flow on Asset-Backeds and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. The maturity of Asset-Backeds will be based on the expected average life of the instrument. In selecting these securities, Morgan Stanley Investment Management will look for those securities that offer a higher yield to compensate for any variation in average maturity.

PREFERRED STOCKS. Preferred Stocks are securities that evidence ownership in a corporation and pay a fixed or variable stream of dividends. Preferred Stocks have a preference over Common Stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Because Preferred Stocks represent an ownership interest in the issuer they have many of the characteristics of an Equity Security and are, therefore, included in both the definition of Fixed Income Security and Equity Security.

CONVERTIBLE SECURITIES. Convertible Securities are securities that may be exchanged under certain circumstances for a fixed number of shares of Common Stock or other Equity Securities. Convertible Securities generally represent a feature of some other type of security, such as a Fixed Income Security or Preferred Stock, so that, for example, a Convertible Fixed Income Security would be a Fixed Income Security that is convertible into Common Stock. Prices of Convertible Fixed Income Securities frequently are more volatile than non-Convertible Fixed Income Securities. Convertible Securities may be viewed as an investment in the current security or the security into which the Convertible Security may be exchanged and, therefore, are included in both the definition of Fixed Income Security or Equity Security.

LOAN PARTICIPATIONS AND ASSIGNMENTS. Loan Participations are interests in loans or other direct debt instruments ("Loans") relating to amounts owed by a corporate, governmental or other borrower to another party. Loans may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services (trade claims or other receivables), or to other parties ("Lenders") and may be fixed rate or floating rate. Loans also may be arranged through private negotiations between an issuer of sovereign debt obligations and Lenders.

A Portfolio's investments in Loans are expected in most instances to be in the form of a participation in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of a Participation, a Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of an insolvency of the Lender selling a Participation, a Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of a Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. A Portfolio will acquire Participations only if the Lender interpositioned between a Portfolio and the borrower is determined by Morgan Stanley Investment Management to be creditworthy.

When a Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, it is likely that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet a Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Portfolio to assign a value to these securities for purposes of valuing a Portfolio's securities and calculating its net asset value.

Loan Participations and Assignments involve a risk of loss in case of default or insolvency of the borrower. In addition, they may offer less legal protection to a Portfolio in the event of fraud or misrepresentation and may involve a risk of insolvency of the Lender. Certain Loan Participations and Assignments may also include standby financing commitments that obligate the investing Portfolio to supply additional cash to the borrower on demand. Participations involving emerging market country issuers may relate to Loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to Lenders that are themselves subject to political and economic risks, including the risk of currency devaluation, expropriation, or failure. Such Loan Participations and Assignments present additional risk of default or loss.

TEMPORARY INVESTMENTS. When Morgan Stanley Investment Management believes that changes in economic, financial or political conditions make it advisable, each Portfolio may invest up to 100% of its assets in cash and certain short- and medium-term Fixed Income Securities for temporary defensive purposes. These Temporary Investments may consist of obligations of the U.S. or foreign governments, their agencies or instrumentalities; Money Market Instruments; and instruments issued by international development agencies.

ZERO COUPONS, PAY-IN-KIND SECURITIES OR DEFERRED PAYMENT SECURITIES. Zero Coupon, Pay-In-Kind and Deferred Payment Securities are all types of Fixed Income Securities on which the holder does not receive periodic cash payments of interest or principal. Generally, these securities are subject to greater price volatility and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular intervals. Although a Portfolio will not receive cash periodic coupon payments on these securities, the Portfolio may be deemed to have received interest income, or "phantom income" during the life of the obligation. The Portfolio may have to pay taxes on this phantom income, although it has not received any cash payment.

         ZERO COUPONS. Zero Coupons are fixed income securities that do not make regular interest payments. Instead, Zero Coupons are sold at a discount from their face value. The difference between a Zero Coupon's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero Coupons may offer investors the opportunity to earn a higher yield than that available on ordinary interest-paying obligations of similar credit quality and maturity

         PAY-IN-KIND SECURITIES. Pay-In-Kind Securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities.

         DEFERRED PAYMENT SECURITIES. Deferred Payment Securities are securities that remain Zero Coupons until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

FLOATERS. Floaters are Fixed Income Securities with a rate of interest that varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain Floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain Floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Investment."

INVERSE FLOATERS. Inverse floating rate obligations ("Inverse Floaters") are Fixed Income Securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an Inverse Floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an Inverse Floater causes an increase in the coupon rate. Inverse Floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and Inverse Floater CMOs exhibit greater price volatility than the majority of other mortgage-related securities.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. The Portfolios may invest in Eurodollar and Yankee dollar obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. The Portfolios may consider Yankee dollar obligations to be domestic securities for purposes of their investment policies.

Eurodollar and Yankee dollar obligations are subject to the same risks as domestic issues but Eurodollar (and to a limited extent, Yankee dollar) obligations are also subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

FOREIGN INVESTMENT

Investing in foreign securities involves certain special considerations which are not typically associated with investing in the Equity Securities or Fixed Income Securities of U.S. issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers. As a result, there may be less information available about foreign issuers than about domestic issuers. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political and social instability, or diplomatic developments which could affect U.S. investments in those countries. The costs of investing in foreign countries frequently is higher than the costs of investing in the United States. Although Morgan Stanley Investment Management endeavors to achieve the most favorable execution costs in portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

Investments in securities of foreign issuers generally are denominated in foreign currencies. Accordingly, the value of a Portfolio's assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. A Portfolio may incur costs in connection with conversions between various currencies.

Certain foreign governments may levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. The Portfolios may be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes.

Morgan Stanley Investment Management considers an issuer to be from a particular country or geographic region if (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in that country or geographic region. By applying these tests, it is possible that a particular company could be deemed to be from more than one country or geographic region.

FOREIGN EQUITY SECURITIES. Foreign Equity Securities are Equity Securities of an issuer in a country other than the United States.

FOREIGN GOVERNMENT FIXED INCOME SECURITIES. Foreign Government Fixed Income Securities are Fixed Income Securities issued by a government other than the United States government or government-related issuer in a country other than the United States.

FOREIGN CORPORATE FIXED INCOME SECURITIES. Foreign Corporate Fixed Income Securities are Fixed Income Securities issued by a private issuer in a country other than the United States.

EMERGING MARKET COUNTRY SECURITIES. An emerging market country security is one issued by a foreign government or private issuer that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets, or (iii) it is organized under the laws of, or has a principal office in, an emerging market country.

Emerging market describes any country which is generally considered to be an emerging or developing country by major organizations in the international financial community, such as the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in certain fixed income securities and domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. Emerging market countries also pose the risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of a Portfolio's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

Portfolios that invest in emerging markets may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

RUSSIAN EQUITY SECURITIES. The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of Equity Securities in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a Portfolio could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by Russian law to employ an independent registrar, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent a Portfolio from investing in the securities of certain Russian companies deemed suitable by the Adviser and could cause a delay in the sale of Russian Securities by the Portfolio if the company deems a purchaser unsuitable, which may expose the Portfolio to potential loss on its investment.

In light of the risks described above, the Board Directors of the Fund has approved certain procedures concerning the Fund's investments in Russian Securities. Among these procedures is a requirement that a Portfolio will not invest in the Equity Securities of a Russian company unless that issuer's registrar has entered into a contract with the Fund's sub-custodian containing certain protective conditions, including, among other things, the sub-custodian's right to conduct regular share confirmations on behalf of the Portfolio. This requirement will likely have the effect of precluding investments in certain Russian companies that a Portfolio would otherwise make.

FOREIGN CURRENCY TRANSACTIONS. The U.S. dollar value of the assets of the Portfolios, to the extent they invest in securities denominated in foreign currencies, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies. The Portfolios may conduct their foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market. The Portfolios also may manage their foreign currency transactions by entering into foreign currency forward contracts to purchase or sell foreign currencies or by using other instruments and techniques described under "Derivatives" below.

Under normal circumstances, consideration of the prospect for changes in the values of currency will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, Morgan Stanley Investment Management believes that it is important to have the flexibility to use such derivative products when it determines that it is in the best interests of a Portfolio. It may not be practicable to hedge foreign currency risk in all markets, particularly emerging markets.

         FOREIGN CURRENCY WARRANTS. Portfolios may invest in foreign currency warrants, which entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the U.S., in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (E.G., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Foreign currency warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

         PRINCIPAL EXCHANGE RATE LINKED SECURITIES. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some foreign currency risk).

BRADY BONDS. Brady Bonds are Fixed Income Securities that are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the U.S. Secretary of the Treasury. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. The Portfolios will invest in Brady Bonds only if they are consistent with the Portfolio's quality specifications. However, Brady Bonds should be viewed as speculative in light of the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.

INVESTMENT FUNDS. Some emerging market countries have laws and regulations that currently preclude direct investment or make it undesirable to invest directly in the securities of their companies. However, indirect investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through Investment Funds that have been specifically authorized. A Portfolio may invest in these Investment Funds subject to the provisions of the 1940 Act, as applicable, and other applicable laws.

EUROPEAN CURRENCY TRANSITION. On January 1, 1999, the European Monetary Union
(EMU) implemented a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. Implementation of this plan will mean that financial transactions and market information, including share quotations and company accounts, in participating countries will be denominated in Euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank (ECB).

The transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, the process of implementing the Euro may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

OTHER SECURITIES

LOANS OF PORTFOLIO SECURITIES. Each Portfolio may lend its investment securities to qualified institutional investors that need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. Each Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder, which currently require that (i) the borrower pledge and maintain with the Portfolio collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned; (ii) the borrower add to such collateral whenever the price of the securities loaned rises (I.E., the borrower "marks to market" on a daily basis); (iii) the loan be made subject to termination by the Portfolio at any time; and (iv) the Portfolio receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Morgan Stanley Investment Management to be of good standing and when, in the judgment of Morgan Stanley Investment Management, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Directors.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of

Directors. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Portfolios may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed and restricted securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, a Portfolio may be required to bear the expenses of registration.

As a general matter, a Portfolio may not invest more than 15% (10% for the Money Market and Municipal Money Market Portfolios) of its net assets in illiquid securities, such as securities for which there is not a readily available secondary market or securities that are restricted from sale to the public without registration. However, certain Restricted Securities can be offered and sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933 (the "1993 Act") ("Rule 144A Securities") and may be deemed to be liquid under guidelines adopted by the Fund's Board of Directors. The Portfolios may invest without limit in liquid Rule 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-Issued and Delayed Delivery Securities are securities purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment, but will take place no more than 120 days after the trade date. The payment obligation and the interest rates that will be received are each fixed at the time a Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. When a Portfolio agrees to purchase When-Issued or Delayed Delivery Securities, it will earmark or segregate cash or liquid securities in an amount equal to the Portfolio's commitment to purchase these securities.

BORROWING FOR INVESTMENT PURPOSES. Borrowing for investment purposes creates leverage which is a speculative characteristic. Portfolios authorized to borrow will do so only when Morgan Stanley Investment Management believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed funds. Borrowing by a Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leverage that results from borrowing will magnify declines as well as increases in a Portfolio's net asset value per share and net yield. Each Portfolio that engages in borrowing expects that all of its borrowing will be made on a secured basis. The Portfolio will either segregate the assets securing the borrowing for the benefit of the lenders or arrangements will be made with a suitable sub-custodian. If assets used to secure the borrowing decrease in value, a Portfolio may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

TEMPORARY BORROWING. Each Portfolio is permitted to borrow from banks in an amount up to 10% (33 1/3% for the High Yield Portfolio) of its total assets for extraordinary or emergency purposes, except that the Technology, Emerging Markets Debt and Latin American Portfolios may borrow in accordance with fundamental investment limitation number (5) below. For example, the Portfolios may borrow for temporary defensive purposes or to meet shareholder redemptions when Morgan Stanley Investment Management believes that it would not be in the best interests of a Portfolio to liquidate portfolio holdings. A Portfolio will not purchase additional securities while temporary borrowings exceed 5% of its total assets.

The Board of Directors of the Fund has approved procedures whereby the Portfolios together with other investment companies advised by Morgan Stanley Investment Management or its affiliates may enter into a joint line of credit arrangement with a bank. Each Portfolio would be liable only for its own temporary borrowings under the joint line of credit arrangements.

REVERSE REPURCHASE AGREEMENTS. Under a Reverse Repurchase Agreement, a Portfolio sells a security and promises to repurchase that security at an agreed upon future date and price. The price paid to repurchase the security reflects interest accrued during the term of the agreement. The Portfolio will earmark cash or liquid assets or establish a segregated account holding cash and other liquid assets in an amount not less than the purchase obligations of the agreement. Reverse Repurchase Agreements may be viewed as a speculative form of borrowing called leveraging. A Portfolio may invest in Reverse Repurchase Agreements if (i) interest earned from leveraging exceeds the interest expense of the original reverse repurchase transaction and (ii) proceeds from the transaction are not invested for longer than the term of the Reverse Repurchase Agreement.

SHORT SALES. A short sale is a transaction in which the Portfolio sells securities it owns or has the right to acquire at no added cost (I.E., "against the box") or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Portfolio arranges through a broker to borrow the securities and, in so doing, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, the Portfolio intends to replace the securities at a lower price and therefore, profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When the Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities. In addition, the Portfolio will earmark cash or liquid assets or place in a segregated account an amount of cash or other liquid assets equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short, and (ii) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale. Short sales by the Portfolio involve certain risks and special considerations. If Morgan Stanley Investment Management incorrectly predicts that the price of the borrowed security will decline, the Portfolio will have to replace the securities with securities with a greater value than the amount received from the sale. As a result, losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

STRUCTURED INVESTMENTS. Structured Investments are securities that are convertible into, or the value of which is based upon the value of, other fixed income or equity securities or indices upon certain terms and conditions. The amount a Portfolio receives when it sells a Structured Investment or at maturity of a Structured Investment is not fixed, but is based on the price of the underlying security or index. Particular Structured Investments may be designed so that they move in conjunction with or differently from their underlying security or index in terms of price and volatility. It is impossible to predict whether the underlying index or price of the underlying security will rise or fall, but prices of the underlying indices and securities (and, therefore, the prices of Structured Investments) will be influenced by the same types of political and economic events that affect particular issuers of fixed income and equity securities and capital markets generally. Structured Investments also may trade differently from their underlying securities. Structured Investments generally trade on the secondary market, which is fairly developed and liquid. However, the market for such securities may be shallow compared to the market for the underlying securities or the underlying index. Accordingly, periods of high market volatility may affect the liquidity of Structured Investments, making high volume trades possible only with discounting.

Structured Investments are a relatively new innovation and may be designed to have various combinations of equity and fixed income characteristics. The following sections describe four of the more common types of Structured Investments. The Portfolios may invest in other Structured Investments, including those that may be developed in the future, to the extent that the Structured Investments are otherwise consistent with a Portfolio's investment objective and policies.

         PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, a Portfolio may be compensated with a substantially higher dividend yield than that on the underlying common stock. Investors that seek current income find PERCS attractive because PERCS provide a high dividend income than that paid with respect to a company's common stock.

         ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, a Portfolio may be compensated with the higher yield, contingent on how well the underlying common stock does. Investors that seek current income, find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock. The return on ELKS depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third party investment banker or other lender. The creditworthiness of such third party issuer of ELKS may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using ELKS over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using ELKS is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

         LYONS. Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Portfolio will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Portfolio will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors when it appears that they will increase in value due to the rise in value of the underlying common stock.

         STRUCTURED NOTES. Structured Notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more "factors." These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices, such as the S&P 500. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured Notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade. Depending on the factor used and the use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular Structured Notes to become illiquid. The Portfolios will use Structured Notes to tailor their investments to the specific risks and returns Morgan Stanley Investment Management wishes to accept while avoiding or reducing certain other risks.

DERIVATIVES

The Portfolios are permitted to utilize various exchange-traded and over-the-counter derivative instruments and derivative securities, both for hedging and non-hedging purposes. Permitted derivative products include, but are not limited to futures contracts ("futures"); forward contracts ("forwards"); options; swaps, caps, collars and floors; structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objectives of the Portfolios. These derivative products may be based on a wide variety of underlying rates, indices, instruments, securities and other products, such as interest rates, foreign currencies, foreign and domestic fixed income and equity securities, groups or "baskets" of securities and securities indices (for each derivative product, the "underlying"). Each Portfolio will limit its use of foreign currency forward contracts and other derivative products for non-hedging purposes to 33 1/3% of its total assets, measured by the aggregate notional amount of outstanding derivative products.

The term hedging, generally, means that a Portfolio is using a derivative product as a way to reduce or limit risk. For example, a Portfolio may hedge in order to limit the effects of a change in the value of a particular foreign currency versus the U.S. dollar or a Portfolio could use a portion of its cash to buy securities futures in order to hedge the risk of not being fully invested. The Portfolios also may use certain complex hedging techniques. For example, a Portfolio may use a type of hedge known as a cross hedge or a proxy hedge, where the Portfolio hedges the risk associated with one underlying by purchasing or selling a derivative product with an underlying that is different. There is no limit on the use of foreign currency forward contracts or other derivative products for hedging purposes.

The Portfolios may use derivative products under a number of different circumstances to further their investment objectives. For example, a Portfolio may purchase derivatives to gain exposure to a market or currency quickly in response to changes in the

Portfolio's investment strategy, upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying market. A Portfolio may also use derivatives when it is restricted from directly owning the "underlying" or when derivatives provide a pricing advantage or lower transaction costs. The Portfolios also may purchase combinations of derivatives in order to gain exposure to an investment in lieu of actually purchasing such investment. Derivatives may also be used by a Portfolio for hedging or risk management purposes and in other circumstances when Morgan Stanley Investment Management believes it advantageous to do so consistent with the Portfolio's investment objectives and policies. Except under circumstances where a segregated account is not required under the 1940 Act or the rules adopted thereunder, the Portfolio will earmark cash or liquid assets or place them in a segregated account in an amount necessary to cover the Portfolio's obligations under such derivative transactions.

The use of derivative products is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Morgan Stanley Investment Management is incorrect in forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios will be less favorable than it would have been if these investment techniques had not been used.

Some of the derivative products in which the Portfolios may invest and some of the risks related thereto are described in further detail below.

FOREIGN CURRENCY FORWARD CONTRACTS. A foreign currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades. The Portfolios may enter into foreign currency forward contracts in many circumstances. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. For example, when any of the Portfolios anticipates that the currency of a particular foreign country may suffer a decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of such Portfolio's securities denominated in such foreign currency. Similarly, when any of the Portfolios anticipates that the U.S. dollar may suffer a decline against a foreign currency it may enter into a foreign currency forward contract to buy that currency for a fixed amount. However, it may not be practicable to hedge currency in all markets, particularly emerging markets.

The precise matching of the forward contract amounts and the value of the securities involved generally will not be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Under normal circumstances, consideration of the prospect for changes in the values of currency will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, Morgan Stanley Investment Management believes that it is important to have the flexibility to enter into such forward contracts when it determines that it is in the best interests of a Portfolio. Except under circumstances where a segregated account is not required under the 1940 Act or the rules adopted thereunder, the Portfolio will earmark cash or liquid assets or place them into a segregated account in an amount necessary to cover the Portfolio's obligations under such foreign currency forward contracts.

The Portfolios generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that such Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a Portfolio retains the portfolio security and engages in an offsetting transaction, such Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between a Portfolio entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, such Portfolio would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

FUTURES CONTRACTS (FUTURES) AND FORWARD CONTRACTS (FORWARDS). The Portfolios may purchase and sell futures contracts, including futures on securities indices, baskets of securities, foreign currencies and interest rates of the type generally known as financial futures. These are standardized contracts that are bought and sold on organized exchanges. A futures contract obligates a party to buy or sell a specific amount of the "underlying," such as a particular foreign currency, on a specified future date at a specified price or to settle the value in cash.

The Portfolios may also purchase and sell forward contracts, such as forward rate agreements and other financial forward contracts. The Portfolios may also use foreign currency forward contracts which are separately discussed under "Foreign Currency Forward Contracts." These forward contracts are privately negotiated and are bought and sold in the over-the-counter market. Like a future, a forward contract obligates a party to buy or sell a specific amount of the underlying on a specified future date at a specified price. The terms of the forward contract are customized. Forward contracts, like other over-the-counter contracts that are negotiated directly with an individual counterparty, subject the Portfolio to the risk of counterparty default.

In some cases, the Portfolios may be able to use either futures contracts, forward contracts or exchange-traded or over-the-counter options to accomplish similar purposes. In all cases, the Portfolios will uses these products only as permitted by applicable laws and regulations. Some of the ways in which the Portfolios may use futures contracts, forward contracts and related options follow.

The Portfolios may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or may purchase securities index futures or options in order to gain market exposure. There currently are limited securities index futures and options on such futures in many countries, particularly emerging markets. The nature of the strategies adopted by Morgan Stanley Investment Management, and the extent to which those strategies are used, may depend on the development of such markets. The Portfolios may also purchase and sell foreign currency futures to lock in rates or to adjust their exposure to a particular currency.

The Portfolio may engage in transactions in interest rate futures and related products. The value of these contracts rises and falls inversely with changes in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates or for other purposes.

Gains and losses on futures contracts, forward contracts and related options depend on Morgan Stanley Investment Management's ability to predict correctly the direction of movement of securities prices, interest rates and other economic factors. Other risks associated with the use of these instruments include (i) imperfect correlation between the changes in market value of investments held by a Portfolio and the prices of derivative products relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a derivative product and the resulting inability to close out a position. A Portfolio will seek to minimize the risk by only entering into transactions for which there appears to be a liquid exchange or secondary market. In some strategies, the risk of loss in trading on futures and related transactions can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in pricing.

Under rules adopted by the Commodity Futures Trading Commission (the "CFTC"), each Portfolio may, without registering with the CFTC as a Commodity Pool Operator, enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-bona fide hedging activities.

OPTIONS. The Portfolios may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to individual securities, indices or baskets in which such Portfolios may invest; other financial instruments; and foreign currency. Various options may be purchased and sold on exchanges or over-the-counter markets.

Each Portfolio may purchase put and call options. Purchasing a put option gives a Portfolio the right, but not the obligation, to sell the underlying (such as a securities index or a particular foreign currency) at the exercise price either on a specific date or during a specified exercise period. The purchaser pays a premium to the seller (also known as the writer) of the option.

Each Portfolio also may write put and call options on investments held in its portfolio, as well as foreign currency options. A Portfolio that has written an option receives a premium that increases the Portfolio's return on the underlying in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying above the exercise price of the option. By writing a put option, a Portfolio will be exposed to the amount by which the price of the underlying is less than the strike price.

By writing an option, a Portfolio incurs an obligation either to buy (in the case of a put option) or sell (in the case of a call option) the underlying from the purchaser of the option at the option's exercise price, upon exercise by the purchaser. Pursuant to guidelines established by the Board of Directors, the Portfolios may only write options that are "covered." A covered call option means that until the expiration of the option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will continue to own (i) the underlying; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the underlying; or (iii) a call option on the same underlying with a strike price no higher than the price at which the underlying was sold pursuant to a short option position. In the case of a put option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will own another put option on the same underlying with an equal or higher strike price.

There currently are limited options markets in many countries, particularly emerging market countries, and the nature of the strategies adopted by Morgan Stanley Investment Management and the extent to which those strategies are used will depend on the development of these options markets. The primary risks associated with the Portfolios' use of options as described include (i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.

SWAPS, CAPS, COLLARS AND FLOORS. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular "notional amount." As with many of the other derivative products available to the Portfolios, the underlying may include an interest rate (fixed or floating), a currency exchange rate, a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other makes payments equivalent to a specified interest rate index. A Portfolio may engage in simple or more complex swap transactions involving a wide variety of underlyings. The currency swaps that the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

Caps, collars and floors are privately-negotiated option-based derivative products. A Portfolio may use one or more of these products in addition to or in lieu of a swap involving a similar rate or index. As in the case of a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. As in the case of swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged and thus is not at risk. A collar is a combination product in which the same party, such as the Portfolio, buys a cap from and sells a floor to the other party. As with put and call options, the amount at risk is limited for the buyer, but, if the cap or floor in not hedged or covered, may be unlimited for the seller. Under current market practice, caps, collars and floors between the same two parties are generally documented under the same "master agreement." In some cases, options and forward agreements may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted and only a single payment would be made.

Swaps, caps, collars and floors are credit-intensive products. A Portfolio that enters into a swap transaction bears the risk of default, I.E., nonpayment, by the other party. The guidelines under which each Portfolio enters derivative transactions, along with some features of the transactions themselves, are intended to reduce these risks to the extent reasonably practicable, although they cannot eliminate the risks entirely. Under guidelines established by the Board of Directors, a Portfolio may enter into swaps only with parties that meet certain credit rating guidelines. Consistent with current market practices, a Portfolio will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for net payment upon default. In addition, a Portfolio's obligations under an agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

Interest rate and total rate of return (fixed income or equity) swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total rate of return swap defaults, a Portfolio's risk of loss will consist of the payments that a Portfolio is contractually entitled to receive from the other party. This may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other. If there is a default by the other party, a Portfolio may have contractual remedies under the agreements related to the transaction.


                             INVESTMENT LIMITATIONS

FUNDAMENTAL LIMITATIONS

Each current Portfolio has adopted the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (i) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio. Each Portfolio of the Fund will not:

         (1) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Portfolio from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities), and except that the Gold Portfolio may invest in gold bullion in accordance with its investment objectives and policies;

         (2) purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

         (3) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

         (4) except with respect to the Global Fixed Income, Global Franchise, Emerging Markets, Emerging Markets Debt, China Growth, International Magnum, Latin American, MicroCap, Focus Equity, European Real Estate, Asian Real Estate, Technology and U.S. Real Estate Portfolios, with respect to 75% of its total assets (i) purchase more than 10% of any class of the outstanding voting securities of any issuer and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if as a result, more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;

         (5) issue senior securities and will not borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings), except that each of the Emerging Markets Debt and Latin American Portfolios may borrow from banks and other entities, and the Technology Portfolio may borrow from banks, in an amount not in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities in accordance with its investment objectives and policies;

         (6) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

         (7) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (in the case of the Money Market Portfolio or the Municipal Money Market Portfolio) instruments issued by U.S. Banks, except that
(i) the Latin American Portfolio may invest more than 25% of its total assets in securities of companies involved in the telecommunications industry or financial services industry; (ii) the Gold Portfolio will invest more than 25% of its total assets in securities of companies in the group of industries involved in gold-related or precious-metals-related activities, as described in its prospectus, and may invest more than 25% of its total assets in one or more of the industries that are a part of such group of industries, as described in its prospectus; (iii) each of the Asian Real Estate, European Real Estate and U.S. Real Estate Portfolios will invest more than 25% of its total assets in the Asian, European and U.S. real estate industries, respectively, as described in their prospectuses; and (iv) the Technology Portfolio will invest more than 25% of its assets in securities of companies in the technology or technology-related industries; and

         (8) write or acquire options or interests in oil, gas or other mineral exploration or development programs.

NON-FUNDAMENTAL LIMITATIONS

In addition, each current Portfolio of the Fund has adopted the following non-fundamental investment limitations, which may be changed by the Board without shareholder approval. Each current Portfolio of the Fund will not:

         (1) purchase on margin or sell short, except (i) that the Emerging Markets Debt and Latin American Portfolios may from time to time sell securities short without limitation but consistent with applicable legal requirements as stated in its Prospectus; (ii) that each Portfolio, except the Money Market and Municipal Money Market Portfolios, may enter into option transactions and futures contracts as described in its Prospectus; and (iii) as specified above in fundamental investment limitation number (1) above;

         (2) except for the U.S. Real Estate, European Real Estate and Asian Real Estate Portfolios, invest in real estate limited partnership interests, and the U.S. Real Estate, European Real Estate and Asian Real Estate Portfolios may not invest in such interests that are not publicly traded;

         (3) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in the respective Prospectuses) that are publicly distributed, except that the High Yield Portfolio also may purchase such securities that are not publicly distributed; (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder; and (iii) the High Yield Portfolio may lend securities to institutional investors in addition to entities described in (ii);

         (4) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets, or purchase securities while borrowings exceed 5% of its total assets, except that (i) the Emerging Markets Debt Portfolio may borrow in accordance with fundamental investment limitation number (5) above; and (ii) the High Yield Portfolio may borrow up to 33 1/3% of its total assets in the aggregate, including reverse repurchase agreements; and

The Fixed Income and Value Equity Portfolios will only issue shares for securities or assets other than cash in a bona fide reorganization, statutory merger, or in other acquisitions of portfolio securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) which (i) meet their respective investment objectives; and
(ii) are acquired for investment and not for resale.

Each of the Global Fixed Income, Global Franchise, Emerging Markets, Emerging Markets Debt, China Growth, Latin American, Focus Equity, European Real Estate, Asian Real Estate, U.S. Real Estate and Technology Portfolios will diversify its holdings so that, at the close of each quarter of its taxable year or within 30 days thereafter, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash (including cash items and receivables), U.S. Government securities, and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities). Prior to the close of each quarter (or within 30 days thereafter), the Portfolio's holdings may be less diversified and are not required to satisfy any diversification test.

With respect to fundamental investment limitation number (7), each Portfolio will determine industry concentration in accordance with the industry classifications used by MSCI-SP, except that (i) with respect to the Money Market, Municipal Money Market and High Yield Portfolios, (a) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry and (b) asset-backed securities will be classified according to the underlying assets securing such securities; and (ii) with respect to the High Yield Portfolio, utility companies will be classified according to their services, for example, electric, gas, gas transmission, and telephone will be treated as separate industries.


In accordance with fundamental investment limitation number (7), the Latin American Portfolio will only invest more than 25% of its total assets in companies involved in the telecommunications industry or financial services industry if the Board of Directors determines that the Latin American markets are dominated by securities of issuers in such industries and that, in light of the anticipated return, investment quality, availability and liquidity of the issuers in such industries, the Portfolio's ability to achieve its investment objective would, in light of the investment policies and limitations, be materially adversely affected if the Portfolio was not able to invest greater than 25% of its total assets in such industries. As stated in the Prospectus, the Board of Directors has made the foregoing determination and, accordingly, the Latin American Portfolio will invest between 25% and 50% of its assets in securities of issuers engaged in the telecommunications industry.

The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Portfolios of the Fund may adopt different limitations.


                               PURCHASE OF SHARES

You may purchase shares of each Portfolio on any day the New York Stock Exchange ("NYSE") is open. Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares; (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund; and (iii) to reduce or waive the minimum for initial and subsequent investments for certain accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of a Portfolio's shares. The International Equity Portfolio is currently closed to new investors with the exception of certain Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co.") customers, employees of Morgan Stanley & Co. and its affiliates, certain tax-qualified retirement plans and other investment companies advised by Morgan Stanley Investment Management and its affiliates. The China Growth, Gold, MicroCap, Mortgage-Backed Securities, Municipal Bond and U.S. Equity Plus Portfolios currently are not operational.

Shares of each Portfolio may be purchased at the net asset value per share next determined after receipt by the Fund or its designee of a purchase order as described under "Methods of Purchase" and "Investment through Financial Intermediaries." CLASS B SHARES OF THE MONEY MARKET PORTFOLIO ARE AVAILABLE FOR PURCHASE ONLY THROUGH FINANCIAL INTERMEDIARIES (AS DISCUSSED BELOW) THAT HAVE MADE ARRANGEMENTS WITH THE FUND. The net asset value per share of each Portfolio is calculated on days that the NYSE is open for business. Net asset value per share is determined (i) for each non-money market Portfolio, as of the close of trading of the NYSE (normally 4:00 p.m. Eastern Time); (ii) for the Money Market Portfolio, as of 12:00 noon Eastern Time; and (iii) for the Municipal Money Market Portfolio, as of 11:00 a.m. Eastern Time (for each Portfolio, the "Pricing Time").

MINIMUM INVESTMENT

The minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares of each non-money market Portfolio, except that the minimum initial investment is $250,000 for Class A shares and $50,000 for Class B shares of the Technology Portfolio. The minimum initial investment is $100,000 for Class A shares of each money market Portfolio. There is no minimum initial investment for Class B shares of the Money Market Portfolio. These minimums may be waived at Morgan Stanley Investment Management's discretion for: certain types of investors, including trust departments, brokers, dealers, agents, financial planners, financial services firms, investment advisers or various retirement and deferred compensation plans ("Financial Intermediaries"); certain accounts managed by Morgan Stanley Investment Management and its affiliates ("Managed Accounts"); and certain employees and customers of Morgan Stanley & Co. and its affiliates. The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class.

METHODS OF PURCHASE

You may purchase shares directly from the Fund by Federal Funds wire, by bank wire or by check; however, on days that the NYSE is open but the custodian bank is closed, you may only purchase shares by check. Investors may also invest in the Portfolios by purchasing shares through Financial Intermediaries that have made arrangements with the Fund. Class B shares of the Money Market Portfolio may only be purchased through Financial Intermediaries. Some Financial Intermediaries may charge an additional service or transaction fee (see also "Investment through Financial Intermediaries.") If a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.

FEDERAL FUNDS WIRE. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account. Federal Funds purchase orders will be accepted only on a day on which the Fund and The Chase Manhattan Bank ("Chase Bank") are open for business. Your bank may charge a service fee for wiring Federal Funds. In order to ensure proper handling of your purchase by Federal Funds wire, please follow these steps.

         1. Place your order by telephoning the Fund at 1-800-548-7786. A Fund representative will request certain purchase information and provide you with a confirmation number.

         2. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account as follows:

             The Chase Manhattan Bank
             One Manhattan Plaza
             New York, NY 10081-1000
             ABA# 021000021
             DDA# 910-2-733293
             Attn: Morgan Stanley Institutional Fund, Inc.
             Ref: (Portfolio name, your account number, your account name)

             Please call the Fund at 1-800-548-7786 prior to wiring funds.

         3. Complete and sign an Account Registration Form and mail it to the address shown thereon.

When a purchase order is received prior to the Pricing Time and Federal Funds are received prior to the regular close of the Federal Funds Wire Control Center ("FFWCC") (normally 6:00 p.m. Eastern Time) the purchase will be executed at the net asset value computed on the date of receipt. Purchases for which an order is received after the Pricing Time or for which Federal Funds are received after the regular close of the FFWCC will be executed at the net asset value next determined. Certain institutional investors and financial institutions have entered into agreements with the Fund pursuant to which they may place orders prior to the Pricing Time, but make payment in Federal Funds for those shares the following business day.

BANK WIRE. A purchase of shares by bank wire must follow the same procedure as for a Federal Funds wire, described above. However, depending on the time the bank wire is sent and the bank handling the wire, money transferred by bank wire may or may not be converted into Federal Funds prior to the close of the FFWCC. Prior to conversion to Federal Funds and receipt by the Fund, an investor's money will not be invested.

CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check payable to "Morgan Stanley Institutional Fund, Inc. -- [Portfolio name]" to:

             Morgan Stanley Institutional Fund, Inc.
             P.O. Box 2798
             Boston, Massachusetts 02208-2798

The Fund ordinarily is credited with Federal Funds within one business day of deposit of a check. Thus, a purchase of shares by check ordinarily will be credited to your account at the net asset value per share of each of the Portfolios determined on the next business day after receipt. An investor's money will not be invested prior to crediting of Federal Funds.

INVESTMENT THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund so that an investor may purchase or redeem shares at the net asset value per share next determined after the Financial Intermediary receives the share order. In other instances, the Fund has also authorized such Financial Intermediaries to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf at the share price next determined after such designees receive the share order. Under these arrangements, the Fund will be deemed to have received a purchase or redemption order when the Financial Intermediary or, if applicable, a Financial Intermediary's authorized designee, receives the share order from an investor.

ADDITIONAL INVESTMENTS. You may purchase additional shares for your account at any time by purchasing shares at net asset value by any of the methods described above. The minimum additional investment generally is $1,000 per Portfolio, except that there is no minimum for Class B shares of the Money Market Portfolio. The minimum additional investment may be lower for certain accounts described above under "Minimum Investment." For purchases directly from the Fund, your account name, the Portfolio name and the class selected must be specified in the letter or wire to assure proper crediting to your account.

INVOLUNTARY CONVERSION AND REDEMPTION OF NEW ACCOUNT SHARES

Class A and Class B shares of each non-money market Portfolio may be subject to the involuntary conversion and redemption features described below. Shares of the money market Portfolios are not subject to involuntary conversion or redemption. The conversion and redemption features may be waived at Morgan Stanley Investment Management's discretion for shares held in a Managed Account and shares purchased through a Financial Intermediary. Accounts that were open prior to January 2, 1996 are not subject to involuntary conversion or redemption. The Fund reserves the right to modify or terminate the conversion or redemption features of the shares at any time upon 60 days notice to shareholders.

CONVERSION FROM CLASS A TO CLASS B SHARES. If the value of an account containing Class A shares of a non-money market Portfolio falls below $500,000 ($250,000 for the Technology Portfolio), but remains at or above $100,000 ($50,000 for the Technology Portfolio), because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 ($250,000 for the Technology Portfolio), but remains at or above $100,000 ($50,000 for the Technology Portfolio), for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to Class B shares. The Fund will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder.

CONVERSION FROM CLASS B TO CLASS A SHARES. If the value of an account containing Class B shares of a non-money market Portfolio increases to $500,000 or more, ($250,000 for the Technology Portfolio), whether due to shareholder purchases or market activity, the Class B shares will convert to Class A shares. Class B shares purchased through a Financial Intermediary that has entered into an arrangement with the Fund for the purchase of such shares may not be converted. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements as are applicable to accounts containing Class A shares described above.

INVOLUNTARY REDEMPTION OF SHARES. If the value of an account falls below $100,000 ($50,000 for the Technology Portfolio), because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 ($50,000 for the Technology Portfolio), for a continuous 60-day period, the shares in such account will be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder.


                              REDEMPTION OF SHARES

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not practicable for a Portfolio to dispose of securities it owns, or fairly to determine the value of its assets; and (iii) for such other periods as the SEC may permit.

Class A shares of each Portfolio and Class B shares of each Portfolio, if offered, may be redeemed at any time at the net asset value per share next determined after receipt by the Fund or its designee of a redemption order as described under "Methods of Redemption" and "Investment through Financial Intermediaries," which may be more or less than the purchase price of your shares. Shares of the European Real Estate, Asian Real Estate, Asian Equity, Japanese Value Equity, Emerging Markets, Emerging Markets Debt, Global Franchise, Global Value Equity, International Equity, International Small Cap, European Value Equity, International Magnum, Global Fixed Income and Active International Allocation Portfolios redeemed within 60 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. The redemption fee is calculated based on and deducted from the redemption proceeds. The redemption fee does not apply to Portfolio shares acquired through reinvestment of dividends or distributions.

METHODS OF REDEMPTION

You may redeem shares directly from the Fund by mail or by telephone. HOWEVER, SHARES PURCHASED THROUGH A FINANCIAL INTERMEDIARY MUST BE REDEEMED THROUGH A FINANCIAL INTERMEDIARY. Certain Financial Intermediaries may charge an additional service or transaction fee.

BY MAIL. Each Portfolio will redeem shares upon receipt of a redemption request in "good order." Redemption requests may be sent by regular mail to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798 or, by overnight courier, to Morgan Stanley Institutional Fund, Inc., c/o J.P. Morgan Investor Services Co. (J.P. Morgan) (formerly, Chase Global Funds Services Company) 73 Tremont Street, Boston, Massachusetts 02108-3913.

"Good order" means that the request to redeem shares must include the following:

         4. A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

         5.  Any required signature guarantees; and

         6. Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.

Redemption requests received in "good order" prior to the Pricing Time will be executed at the net asset value computed on the date of receipt. Redemption requests received after the Pricing Time will be executed at the next determined net asset value. Shareholders who are uncertain of requirements for redemption by mail should consult with a Fund representative.

BY TELEPHONE. If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can redeem Portfolio shares by calling the Fund and requesting that the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. To change the commercial bank or account designated to receive redemption proceeds, send a written request to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. The telephone redemption option may be difficult to implement at times, particularly during volatile market conditions. If you experience difficulty in making a telephone redemption, you may redeem shares by mail as described above.

The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each telephone transaction. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transactions requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

REDEMPTION THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to accept redemption requests. These redemptions may be processed in the same way as purchases made through Financial Intermediaries, as described above.

FURTHER REDEMPTION INFORMATION

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable portfolio securities in accordance with applicable SEC rules. Shareholders may incur brokerage charges on the sale of securities received from a distribution-in-kind.

The Fund has made an election with the SEC pursuant to Rule 18f-1 under the 1940 Act to commit to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Portfolio at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in portfolio securities or in cash, as the Board of Directors may deem advisable as being in the best interests of the Fund. If redemptions are paid in portfolio securities, such securities will be valued as set forth under "Valuation of Shares." Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Portfolio.

To protect your account and the Fund from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Fund to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with: (i) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s) and/or registered address; and (ii) share transfer requests. An "eligible guarantor institution" may include a bank, a trust company, a credit union or savings and loan association, a member firm of a domestic stock exchange, or a foreign branch of any of the foregoing. Notaries public are not acceptable guarantors. The signature guarantees must appear either: (i) on the written request for redemption; (ii) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (iii) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.


                          ACCOUNT POLICIES AND FEATURES

EXCHANGE FEATURES

You may exchange shares of each Portfolio that you own for shares of any other available Portfolio(s) of the Fund, subject to certain limitations. Any such exchange will be based on the respective net asset values of the shares involved. There is no sales commission or sales charge of any kind (although a 2% redemption fee may be charged on exchanges of certain Portfolios within

60 days of purchase). You cannot exchange for shares of the International Equity Portfolio because it is currently closed to new investors. In addition, certain Portfolios are not operational or may be unavailable to shareholders who purchased Portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which Portfolios are available for exchange.

Before you make an exchange, you should read the prospectus of the Portfolio(s) in which you seek to invest. The class of shares you receive in exchange will be determined in the same manner as any other purchase of shares, including minimum initial investment and account size requirements, and will not be based on the class of shares you surrender for the exchange. Exchange transactions are treated as a redemption followed by a purchase. Therefore, an exchange will be considered a taxable event for shareholders subject to tax. Exchange transactions will be processed at the net asset value per share next determined after receipt of the request.

Exchange requests may be made either by mail or telephone. Exchange requests by mail should be sent to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by the Fund for the account of the shareholder and the registration of the two accounts will be identical. The telephone exchange privilege is automatic and made available without shareholder election. Exchanges may be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Directors to assure that such exchanges do not disadvantage the Fund and its shareholders. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days notice to shareholders.

TRANSFER OF SHARES

Shareholders may transfer Portfolio shares to another person by making a written request to the Fund. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. It may not be possible to transfer shares purchased through a Financial Intermediary. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring shares may affect the eligibility of an account for a given class of a Portfolio's shares and may result in involuntary conversion or redemption of such shares.

VALUATION OF SHARES

The net asset value per share of a class of shares of each of the non-money market Portfolios is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less all liabilities attributable to such class, by the total number of outstanding shares of such class of the Portfolio. Net asset value is calculated separately for each class of a Portfolio. Net asset value per share of the non-money market Portfolios is determined as of the close of the NYSE (normally 4:00 p.m. Eastern
Time) on each day that the NYSE is open for business. The NYSE will be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Price information on listed securities is taken from the exchange where the security is primarily traded. Portfolio securities generally are valued at their market value. Securities listed on a U.S. securities exchange for which market quotations are available generally are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange generally are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date and for which market quotations are not readily available generally are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the average of the bid and asked prices quoted on such valuation date by reputable brokers.

Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily unless collection is in doubt. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional-size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

The value of other assets and securities for which quotations are not readily available or may be unreliable (including certain restricted and unlisted securities) and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies generally will be converted into U.S. dollars at the mean of the bid and asked price of such currencies against the U.S. dollar as quoted by a major bank.

Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of Class A shares as a result of the distribution expense charged to Class B shares.

The net asset value per share of each of the Money Market and Municipal Money Market Portfolios is determined by subtracting the Portfolio's liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio's investments and other assets and dividing the result by the total number of outstanding shares of the Portfolio. The net asset value per share of the Municipal Money Market Portfolio and the Money Market Portfolio are determined as of 11:00 a.m. and 12:00 noon (Eastern Time), respectively, on the days on which the NYSE is open. For purposes of calculating each money market Portfolio's net asset value per share, securities are valued by the "amortized cost" method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by the amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

                             MANAGEMENT OF THE FUND

OFFICERS AND DIRECTORS

The Fund's officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Fund. The Directors set broad policies for the Fund and choose its officers. Two Directors and all of the officers of the Fund are directors, officers or employees of Morgan Stanley Investment Management, Morgan Stanley & Co. or J.P. Morgan. The other Directors have no affiliation with Morgan Stanley Investment Management, Morgan Stanley & Co. or J.P. Morgan and are not "Interested Persons" as defined under Section 2(a)(19) of the 1940 Act (the "Independent Directors"). Directors and officers of the Fund are also directors and officers of some or all of the funds in the Fund Complex (defined below) or other investment companies managed, administered, advised or distributed by Morgan Stanley Investment Management or its affiliates. A list of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below:


  NAME, ADDRESS AND DATE OF BIRTH          POSITION WITH FUND                PRINCIPAL; OCCUPATION DURING PAST FIVE YEARS
--------------------------------------  ------------------------  ---------------------------------------------------------------


[Directors' names and principal occupations to be included pending the outcome of the October 11, 2001 Shareholder Meeting for the election of directors.]






                                                                       Investment Management Company.

Joseph P. Stadler                        Vice President            Principal of Morgan Stanley & Co. Incorporated and Morgan
    Morgan Stanley Investment                                          Stanley Investment Management Inc.; and Vice President of
    Management Inc.                                                    all funds in the Fund Complex.  Formerly, with Price
    1221 Avenue of the Americas                                        Waterhouse LLP (now PricewaterhouseCoopers LLP).
    New York, NY 10020
    6/7/54
















                                       37

Stefanie V. Chang                        Vice President            Principal of Morgan Stanley & Co. Incorporated and Morgan
    Morgan Stanley Investment                                          Stanley Investment Management Inc.; and Vice President of
    Management Inc.                                                    all funds in the Fund Complex.  Formerly, practiced law
    1221 Avenue of the Americas                                        with the New York law firm of Rogers & Wells (now Clifford
    New York, NY 10020                                                 Chance Rogers & Wells).
    11/30/66

Arthur J. Lev                            Vice President            Principal of Morgan Stanley & Co. Incorporated; Principal,
    Morgan Stanley Investment                                          Secretary and General Counsel of Morgan Stanley Investment
    Management Inc.                                                    Management Inc. and Vice President of all funds in the Fund
    1221 Avenue of the Americas                                        Complex.  Formerly, Vice President at Bankers Trust Company
    New York, NY 10020                                                 (financial services).
    9/23/61

Mary E. Mullin                           Secretary                 Vice President of Morgan Stanley & Co. Incorporated and Morgan
    Morgan Stanley Investment                                          Stanley Investment Management Inc.; and Secretary of all
    Management Inc.                                                    funds in the Fund Complex. Formerly, practiced law with the
    1221 Avenue of the Americas                                        New York law firms of McDermott, Will & Emery and Skadden,
    New York, NY 10020                                                 Arps, Slate, Meagher & Flom LLP.
    3/22/67

Belinda A. Brady                         Treasurer                 Fund Administration Senior Manager, J.P. Morgan Investor
    J.P. Morgan Investor Investor                                      Services Co. (formerly, Chase Global Funds Services
    Services Co.                                                       Company); and Treasurer of all funds in the Fund Complex.
    73 Tremont Street                                                  Formerly, Senior Auditor at Price Waterhouse LLP (now
    Boston, MA 02108-3913                                              PricewaterhouseCoopers LLP).
    1/23/68

Robin L. Conkey                          Assistant Treasurer       Fund Administration Manager, J.P. Morgan Investor Services Co.
    J.P. Morgan Investor                                               (formerly, Chase Global Funds Services Company); and
    Services Co.                                                       Assistant Treasurer of all various funds in the Fund
    73 Tremont Street                                                  Complex. Formerly, Senior Auditor at Price Waterhouse LLP
    Boston, MA 02108-3913                                              (now PricewaterhouseCoopers LLP).
    5/11/70


---------------------
* Indicates each director that is an "interested person" within the meaning of the 1940 Act.


As of___________, 2001, the Directors and officers of the Fund, as a group, owned more than 1% of the outstanding common stocks of the following Portfolio of the Fund: U.S. Real Estate Portfolio, _____%.

COMPENSATION OF DIRECTORS AND OFFICERS

The Fund, together with certain other funds advised by Morgan Stanley Investment Management or its affiliates (together with the Fund, the "Fund Group") for which a Director serves as director, pays each Independent Director an annual retainer fee of $75,000, as well as the following additional amounts to Directors for performing certain services for all of the funds in the Fund Group; $5,000 annually for performing the duties of Chairman of the Audit Committee, $5,000 annually for performing the duties of Chairman of the Nominating and Compensation Committee, $2,500 for each in-person Board meeting attended, and $1,000 for each telephonic Board meeting attended. For the fiscal year ended December 31, 2000, the Fund paid approximately $467,000 in Directors' fees and expenses. Directors who are also officers or affiliated persons receive no remuneration from the Fund for their services as Directors. The Fund's officers and employees are paid by Morgan Stanley Investment Management or its agents.

The following table shows aggregate compensation paid to each of the Fund's Directors by the Fund for the fiscal year ended December 31, 2000. The table also shows compensation paid to Directors by the Fund Group as of December 31,
2000, for Messrs.     ,     ,      ,       and     , and as of September
30, 2000, for Messrs.        ,      ,      and      . Prior to October 11,
2001 each Independent Director received annual compensation of $75,000, plus reasonable out-of-pocket expenses for service as a Director and for serving on the Board's Audit and/or Nominating and Compensation Committees.


                               COMPENSATION TABLE

                                                                            AGGREGATE          TOTAL COMPENSATION FROM FUND
                                                                           COMPENSATION              AND FUND COMPLEX
NAME OF PERSON, POSITION                                                    FROM FUND             PAYABLE TO DIRECTORS(5)
------------------------                                                    ---------             -----------------------


[To be included pending the outcome of the October 11, 2001 Shareholder Meeting for the election of Directors.]






(1)  Messrs.      ,      ,      ,       and        were elected to the
     Board on October 11, 2001.
(2)  Mr.      was appointed to the Board on February 17, 2000.
(3)  Mr.      was appointed to the Board on June __, 2001.
(4)  Mr.      has elected, pursuant to the deferred compensation plan, to defer all, or a portion, of his compensation received from the Fund for the fiscal year ended December 31, 2000.
(5) Number of other investment companies in Fund Complex from whom Directors received compensation: [To be included pending the outcome of the October 11, 2001 Shareholder Meeting for the election of Directors.]



The Fund maintains an unfunded Deferred Compensation Plan which allows each Independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors throughout the year. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to either of the following: (i) a rate equal to the prevailing rate for 90-day U.S. Treasury Bills, or (ii) a rate equal to the total return on one or more portfolios of the Fund or other funds in the Fund Complex selected by the Director. Distributions generally are in the form of equal annual installments over a period of five years beginning on the first day of the year following the year in which the Director's service terminates, except that the Board of Directors, in its sole discretion, may accelerate or extend such distribution schedule. The Fund intends that the Deferred Compensation Plan shall be maintained at all times on an unfunded basis for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The rights of an eligible Director and the beneficiaries to the amounts held under the Deferred Compensation Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

CODE OF ETHICS

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Directors has adopted a Code of Ethics for the Fund and approved Codes of Ethics adopted by Morgan Stanley Investment Management and Morgan Stanley & Co. (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Directors and officers of the Fund, Morgan Stanley Investment Management and Morgan Stanley & Co. ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

Morgan Stanley Investment Management is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("Morgan Stanley"). The principal offices of Morgan Stanley are located at 1585 Broadway, New York, NY 10036, and the principal offices of Morgan Stanley Investment Management are located at 1221 Avenue of the Americas, New York, NY 10020. Morgan Stanley Investment Management provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments. In managing the Portfolios, Morgan Stanley Investment Management may use the services of associated investment personnel employed by its affiliated institutional asset management companies. Pursuant to the Investment Advisory Agreement, Morgan Stanley Investment Management is entitled to receive from the Class A and Class B shares of each Portfolio an annual management fee, payable quarterly, equal to the percentage of average daily net assets set forth in the table below. Morgan Stanley Investment Management has voluntarily agreed to a reduction in the fees payable to it and to reimburse the Portfolios, if necessary, if such fees would cause the total annual operating expenses of each Portfolio to exceed the percentage of average daily net assets set forth in the table below. In determining the actual amount of voluntary fee waiver and/or expense reimbursement for a Portfolio, if any, Morgan Stanley Investment Management excludes from annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Morgan Stanley Investment Management reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion.

The following table shows, for each of the Class A and Class B shares of each Portfolio, (i) the contractual advisory fee as a percentage of average daily net assets; (ii) the advisory fee paid for each of the past three fiscal years;
(iii) the total operating expenses after voluntary fee waivers (excluding certain investment related expenses); and (iv) total operating expenses after voluntary fee waivers for the fiscal year ended December 31, 2000.

                                                                                     ADVISORY FEE PAID
                                                                               (AFTER VOLUNTARY FEE WAIVERS)
                                                                ----------------------------------------------------------------
                                                                      YEAR ENDED          YEAR ENDED            YEAR ENDED
                                                                  DECEMBER 31, 1998    DECEMBER 31, 1999     DECEMBER 31, 2000
PORTFOLIO                                  CONTRACTUAL                   (000)               (000)                 (000)
---------                                  ADVISORY FEE                  -----               -----                 -----
                                           ------------
Emerging Markets Portfolio*                      1.25%                  $16,777              $12,672              $16,181
Emerging Markets Debt Portfolio*                 0.75                       463                  492                1,410
Latin American Portfolio Active                  1.10                       176                  144                  636
International Allocation
Portfolio                                        0.65                     3,107                2,262                1,017
Asian Equity Portfolio                           0.80                       504                  191                   88
Asian Real Estate Portfolio                      0.80                         0                    0                    0
China Growth Portfolio                           1.25                        --                   --                   --
European Value Equity Portfolio                  0.80                       643                  872                2,015
European Real Estate  Portfolio                  0.80                         0                   63                  178
Global Franchise Portfolio                         --                        --                   --                   --
Global Value Equity Portfolio                    0.80                       514                1,592                1,409
Gold Portfolio                                   1.00                        --                   --                   --


International Equity Portfolio*                  0.80                    36,891               32,217               25,948
International Magnum Portfolio                   0.80                     1,547                1,592                1,728
International Small Cap Portfolio                0.95                     3,352                2,571                2,462
Japanese Value Equity  Portfolio                 0.80                       534                  412                  440
Focus Equity Portfolio                           0.80                     1,292                1,017                1,535
Small Company Growth Portfolio                   1.00                     1,570                  388                  616
Equity Growth Portfolio*                         0.60                     8,235                6,007                4,635
MicroCap Portfolio                               1.00                        --                   --                   --
Technology Portfolio                             1.00                     1,317                  320                  135
U.S. Equity Plus Portfolio                       0.45                        31                   31                   85
U.S. Real Estate Portfolio                       0.80                     3,748                2,391                2,423
Value Equity Portfolio                           0.50                       241                  192                  342
Fixed Income Portfolio                           0.35                       413                  466                  473
Global Fixed Income Portfolio                    0.40                        14                   45                   77
High Yield Portfolio*                            0.375                      540                  698                  711
Mortgage-Backed Securities                       0.35                        --                   --                   --
Portfolio
Municipal Bond Portfolio                         0.35                        --                    0                   51
Money Market Portfolio*                          0.30                     9,300                6,153                5,176
Municipal Money Market Portfolio*                0.30                     5,246                3,349                2,881

----------
* No fee waivers were necessary for this portfolio because total operating expenses for the fiscal year ended December 31, 2000 did not exceed the expense limitation.

                                               TOTAL OPERATING EXPENSES AFTER       TOTAL OPERATING EXPENSES AFTER
                                                   VOLUNTARY FEE WAIVERS            VOLUNTARY FEE WAIVERS FOR THE
                                               (EXCLUDING INVESTMENT RELATED          FISCAL YEAR ENDED DECEMBER
                                                         EXPENSES)                             31, 2000
PORTFOLIO                                         CLASS A        CLASS B                CLASS A        CLASS B
---------                                         -------        -------                -------        -------
Emerging Markets Portfolio*                         N/A            N/A                   1.63%          1.88%
Emerging Markets Debt Portfolio*                    1.10%          1.35%                 1.15           1.40
Latin American Portfolio                            1.70           1.95                  1.84           2.09
Active International Allocation Portfolio           0.80           1.05                  0.82           1.07
Asian Equity Portfolio                              1.00           1.25                  1.06           1.31
Asian Real Estate Portfolio                         1.00           1.25                  1.02           1.27
China Growth Portfolio                              --             --                    --             --
European Value Equity Portfolio                     1.00           1.25                  1.02           1.27
European Real Estate Portfolio                      1.00           1.25                  1.03           1.28
Global Franchise Portfolio                          --             --                    --             --
Global Value Equity Portfolio                       1.00           1.25                  1.01           1.26
Gold Portfolio                                      --             --                    --             --
International Equity Portfolio*                     N/A            N/A                   1.00           1.25
International Magnum Portfolio.                     1.00           1.25                  1.01           1.26
International Small Cap Portfolio                   1.15           --                    1.16           --
Japanese Value Equity Portfolio                     1.00           1.25                  1.03           1.28
Focus Equity Portfolio                              N/A            1.25                  1.00           1.25
Small Company Growth Portfolio                      N/A            N/A                   1.25           1.50
Equity Growth Portfolio*                            N/A            N/A                   0.80           1.05
MicroCap Portfolio                                  --             --                    --             --
Technology Portfolio                                1.25           1.50                  1.26           1.51
U.S. Equity Plus Portfolio                          0.80           1.05                  0.81           1.06
U.S. Real Estate Portfolio                          N/A            N/A                   1.00           1.25
Value Equity Portfolio.                             N/A            N/A                   0.70           0.95
Fixed Income Portfolio.                             N/A            N/A                   0.45           0.60
Global Fixed Income Portfolio                       N/A            N/A                   0.50           0.65
High Yield Portfolio*                               N/A            N/A                   0.62           0.87
Mortgage-Backed Securities Portfolio                --             --                    --             --
Municipal Bond Portfolio                            --             --                    --             --
Money Market Portfolio*                             N/A            N/A                   0.48           --
Municipal Money Market Portfolio*                   N/A            N/A                   0.48           --


-----------------
* No fee waivers were necessary for this portfolio because total operating expenses for the fiscal year ended December 31, 2000 did not exceed the expense limitation.

INVESTMENT SUB-ADVISER

MSIA, with principal offices at Two World Trade Center, New York, New York 10048, serves as the investment sub-adviser to the Money Market and Municipal Money Market Portfolios pursuant to an investment sub-advisory agreement with Morgan Stanley Investment Management. As compensation for managing the day-to-day investments of the Money Market and Municipal Money Market Portfolios, Morgan Stanley Investment Management pays MSIA 40% of the investment advisory fee that Morgan Stanley Investment Management receives from each of those Portfolios (net of applicable fee waivers).

PRINCIPAL UNDERWRITER

Morgan Stanley & Co., with principal offices at 1585 Broadway, New York, NY 10036, serves as principal underwriter to the Fund. For information relating to the services provided by Morgan Stanley & Co. see "Distribution of Shares."

FUND ADMINISTRATION

Morgan Stanley Investment Management also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statement under federal laws. The Administration Agreement also provides that Morgan Stanley Investment Management, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays Morgan Stanley Investment Management a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio. Morgan Stanley Investment Management may compensate other service providers for performing shareholder servicing and administrative services.

SUB-ADMINISTRATOR. Under an agreement between Morgan Stanley Investment Management and Chase Bank, J.P. Morgan, a corporate affiliate of Chase Bank, provides certain administrative services to the Fund. Morgan Stanley Investment Management supervises and monitors the administrative services provided by J.P. Morgan. Their services are also subject to the supervision of the officers and Board of Directors of the Fund. J.P. Morgan provides operational and administrative services to investment companies with approximately $[ ] billion in assets and having approximately [ ] shareholder accounts as of [________, 2001]. J.P. Morgan's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.

CUSTODIAN

Chase Bank, located at 3 Chase MetroTech Center, Brooklyn, NY 11245, acts as the Fund's custodian.

DIVIDEND DISBURSING AND TRANSFER AGENT

J.P. Morgan, 73 Tremont Street, Boston, MA 02108-3913, provides dividend disbursing and transfer agency services for the Fund pursuant to the Sub-Administration Agreement.

INDEPENDENT AUDITORS

Effective June 15, 2000, Ernst & Young LLP, located at 200 Clarendon Street, Boston, Massachusetts, serves as independent auditors for the Fund and audits the annual financial statements of each Portfolio. Prior to June 15, 2000, PricewaterhouseCoopers LLP served as the Fund's independent accountants.

FUND COUNSEL

Mayer, Brown & Platt, located at 1675 Broadway, New York, NY 10019, acts as the Fund's legal counsel.


                             DISTRIBUTION OF SHARES

Morgan Stanley & Co., a wholly-owned subsidiary of Morgan Stanley, serves as the Fund's exclusive distributor of Portfolio shares pursuant to a Distribution Agreement. In addition, to promote the sale of Fund shares, the Fund has adopted a Plan of Distribution with respect to the Class B shares of each Portfolio (except the Municipal Money Market and International Small Cap Portfolios which do not offer Class B shares) under Rule 12b-1 of the 1940 Act (each, a "Plan"). Under each Plan, Morgan Stanley & Co. is entitled to receive as compensation from each Portfolio a fee, which is accrued daily and paid quarterly, at an annual rate of 0.25% of the average daily net assets of the Class B shares. Each Plan is designed to compensate Morgan Stanley & Co. for its services in connection with distributing shares of all Portfolios. Morgan Stanley & Co. may retain any portion of the fees it does not expend in meeting its obligations to the Fund. Morgan Stanley & Co. may compensate financial intermediaries, plan fiduciaries and administrators for providing distribution-related services, including account maintenance services, to shareholders (including, where applicable, underlying beneficial owners) of the Fund. Morgan Stanley & Co. and Morgan Stanley Investment Management also may compensate third parties out of their own assets.

The Plans for the Class B shares were most recently approved by the Fund's Board of Directors, including the Independent Directors, none of whom has a direct or indirect financial interest in the operation of a Plan or in any agreements related thereto, on June 14, 2001.

The following table describes the 12b-1 fees paid by each Portfolio pursuant to the Plan and the distribution-related expenses for each Portfolio for the fiscal year ended December 31, 2000. To the extent that expenditures on distribution-related activities exceed the fees paid by a Portfolio, the excess amounts were paid by Morgan Stanley Investment Management or Morgan Stanley & Co. out of their own resources.


                                                   PRINTING AND                                                      12b-1 FEES
                                        TOTAL       MAILING OF                                                      RETAINED BY
                                    DISTRIBUTION   PROSPECTUSES                                                   MORGAN STANLEY &
                                       (12b-1)     TO OTHER THAN                                COMPENSATION    CO./ (EXPENDITURES
                                      FEES PAID       CURRENT      SHAREHOLDER      SUB-             TO            IN EXCESS OF
                                    BY PORTFOLIO   SHAREHOLDERS     SERVICING   DISTRIBUTION   SALES PERSONNEL      12b-1 FEES)
                                    ------------   ------------     ---------   ------------   ---------------      -----------
Emerging Markets Portfolio             $50,349         $9,164              0       $27,942          $5,458              7,785
Emerging Markets Debt Portfolio          1,526            164              0             0             349              1,013
Latin American Portfolio                 3,409            164              0             0           1,089              2,156
Active International Allocation
Portfolio                               66,840          2,441              0        42,403           6,016             15,980
Asian Equity Portfolio                   5,446          3,357              0             0           1,525                564
Asian Real Estate Portfolio              1,732            164              0             0             578                990
European Value Equity Portfolio          4,760            164              0             0           1,831              2,765
European Real Estate Portfolio           3,836          8,258              0             0           1,339             (5,761)
Global Value Equity Portfolio           67,624         49,560          1,470        76,220           2,599            (62,225)
International Equity Portfolio         118,857            214              0        71,145             356             47,142
International Magnum Portfolio          67,791          2,669          1,557        63,377           8,707             (8,519)
Japanese Value Equity Portfolio         10,328            169              0         4,184           2,339              3,636
Focus Equity Portfolio                  56,810            164            929            79          20,417             35,221
Small Company Growth Portfolio         185,274            164              0       242,167           2,244            (59,301)
Equity Growth Portfolio                870,405         28,560          6,355     1,027,120           8,821           (200,451)
Technology Portfolio                    22,108            164              0             0           6,899             15,045
U.S. Equity Plus Portfolio               2,126          2,257            689         1,549               6             (2,375)
U.S. Real Estate Portfolio              41,427            164              0         7,711           6,799             26,753
Value Equity Portfolio                   2,302            164              0             0             394             26,753
Fixed Income Portfolio                   2,960          2,044            747             0             801               (632)
Global Fixed Income Portfolio              467          2,985              0             0              12             (2,530)
High Yield Portfolio                    69,607            183              0            20          26,787             42,617
Municipal Bond Portfolio                     0            164              0             0               0               (164)

* No information is provided for the China Growth, MicroCap, Mortgage-Backed Securities, Gold or Global Franchise Portfolios because they were not operational during the last fiscal year.


                               BROKERAGE PRACTICES

PORTFOLIO TRANSACTIONS

Morgan Stanley Investment Management, as each Portfolio's investment adviser, is responsible for decisions to buy and sell securities for each Portfolio, for broker-dealer selection and for negotiation of commission rates. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

On occasion, a Portfolio may purchase certain money market instruments directly from an issuer without payment of a commission or concession. Money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.

The Fund anticipates that certain of its transactions involving foreign securities will be effected on securities exchanges. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.

Morgan Stanley Investment Management serves as investment adviser to a number of clients, including other investment companies. Morgan Stanley Investment Management attempts to equitably allocate purchase and sale transactions among the Portfolios of the Fund and other client accounts. To that end, Morgan Stanley Investment Management considers various factors, including respective investment objectives, relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolios of the Fund and other client accounts.

Morgan Stanley Investment Management selects the brokers or dealers that will execute the purchases and sales of investment securities for each Portfolio. Morgan Stanley Investment Management seeks the best execution for all portfolio transactions. A Portfolio may pay higher commission rates than the lowest available when Morgan Stanley Investment Management believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Morgan Stanley Investment Management relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgement in evaluating the brokerage and research services received from the broker effecting the transaction. Morgan Stanley Investment Management is unable to ascertain the value of these services due to the subjective nature of their determinations.

In cases where suitable price and execution are obtainable from more than one broker or dealer, Morgan Stanley Investment Management may place portfolio transactions with those who also furnish research and other services to the Fund and Morgan Stanley Investment Management. Such services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investment, wire services, and appraisals or evaluations of portfolio securities. The information and services received by Morgan Stanley Investment Management from brokers and dealers may be utilized by Morgan Stanley Investment Management or any of its affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Portfolios directly. While the receipt of such information and services would generally reduce the amount of research or services otherwise performed by Morgan Stanley Investment Management and thus reduce its expenses, the value of such reduction is indeterminable and therefore will not reduce the fees paid to Morgan Stanley Investment Management.

It is not the Fund's practice to direct brokerage or principal business on the basis of sales of Portfolio shares which may be made through intermediary brokers or dealers. However, Morgan Stanley Investment Management may, consistent with NASD rules, place portfolio orders with qualified broker-dealers who recommend the applicable Portfolio to their clients or who act as agents in the purchase of shares of the Portfolio for their clients.

Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of Morgan Stanley Investment Management to effect Portfolio brokerage transactions under procedures adopted by the Fund's Board of Directors. Pursuant to these procedures, Morgan Stanley Investment Management uses two broker-dealer affiliates, Morgan Stanley & Co. (including Morgan Stanley International Limited) and Morgan Stanley DW, Inc. ("Morgan Stanley DW"), each of which is wholly owned by Morgan Stanley, for such transactions, the commission rates and other remuneration paid to Morgan Stanley & Co. or Morgan Stanley DW must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker.

For the fiscal years ended December 31, 1998, 1999 and 2000, the Fund paid brokerage commissions of approximately $23,357,888, $20,717,111 and $22,052,131, respectively. For the fiscal years ended December 31, 1998, 1999 and 2000, the Fund paid in the aggregate $755,255, $1,021,566 and $763,458, respectively, as brokerage commissions to Morgan Stanley & Co., an affiliated broker-dealer, which represented 3.23%, 4.93% and 3.46% of the total amount of brokerage commissions paid in each respective period. For the fiscal years ended December 31, 1998, 1999 and 2000, the Fund paid in the aggregate $0, $0 and $0, respectively, as brokerage commissions to [Morgan Stanley DW], an affiliated broker-dealer which represented 0%, 0% and 0% of the total amount of brokerage commissions paid in the period.



                               BROKERAGE COMMISSIONS PAID DURING FISCAL YEAR ENDED DECEMBER 31, 2000

                                                COMMISSIONS PAID TO MORGAN STANLEY         COMMISSIONS PAID TO MORGAN STANLEY DW
                                             -----------------------------------------   -----------------------------------------
                                                                           PERCENT OF                                  PERCENT OF
                                  TOTAL                     PERCENT OF        TOTAL                     PERCENT OF        TOTAL
                               COMMISSIONS      TOTAL          TOTAL        BROKERED        TOTAL          TOTAL        BROKERED
PORTFOLIO                         PAID       COMMISSIONS    COMMISSIONS   TRANSACTIONS   COMMISSIONS    COMMISSIONS   TRANSACTIONS
-----------------------------  -----------   -----------    -----------   ------------   -----------    -----------   ------------
Emerging Markets                $6,331,994     $203,281         3.21%         0.69%           $0             0%             0%
Emerging Markets Debt                    0            0          0.00          0.00            0             0              0
Latin American                     129,926          649          0.50          0.28            0             0              0
Active International               454,901          813          0.18          0.00            0             0              0
  Allocation
Asian Equity                       521,333       92,990         17.84          4.60            0             0              0
Asian Real Estate                   17,456        4,092         23.44          5.15            0             0              0
European Value Equity              185,744       11,071          5.96          0.65            0             0              0
European Real Estate                36,761          239          0.65          0.16            0             0              0
Global Value Equity                188,877       21,842         11.56          0.90            0             0              0
International Equity             9,697,862      408,855          4.22          2.98            0             0              0
International Magnum               326,452       14,264          4.37          2.54            0             0              0
International Small Cap            937,256            0          0.00          0.00            0             0              0
Japanese Value Equity               51,517          170          0.33          0.02            0             0              0
Focus Equity                       246,770          873          0.35          0.13            0             0              0
Small Company Growth               262,305          212          0.08          0.01            0             0              0
Equity Growth                    1,426,900        1,725          0.12          0.02            0             0              0
Technology                         130,908          366          0.28          0.48            0             0              0
U.S. Equity Plus                        --           --            --            --            0             0              0
U.S. Real Estate                   998,700          987          0.10          0.17            0             0              0
Value Equity                       102,987        1,029          1.00          1.59            0             0              0
Fixed Income                         3,287            0          0.00          0.00            0             0              0
Global Fixed Income                      0            0          0.00          0.00            0             0              0
High Yield                             195            0          0.00          0.00            0             0              0
Money Market                             0            0          0.00          0.00            0             0              0
Municipal Money Market                   0            0          0.00          0.00            0             0              0

                       BROKERAGE COMMISSION PAID DURING FISCAL YEARS ENDED DECEMBER 31, 1999 AND 1998

                                   FISCAL YEAR ENDED DECEMBER 31, 1999              FISCAL YEAR ENDED DECEMBER 31, 1998
                             -----------------------------------------------  -----------------------------------------------
                                            MORGAN STANLEY    MORGAN STANLEY               MORGAN STANLEY      MORGAN STANLEY
PORTFOLIO                       TOTAL           & CO.               DW           TOTAL          & CO.                DW
--------------------------   -----------    --------------    --------------  -----------  --------------      --------------
Emerging Markets              $8,082,739       $307,639             $0         $7,405,604      $427,280              $0
Emerging Markets
Debt                                   0              0              0             11,600             0               0
Latin American                   133,838          1,192              0            612,986        16,187               0
Active International
Allocation                       472,261          2,982              0            271,986         1,858               0
Asian Equity                     954,117        165,631              0            893,159        63,049               0
Asian Real Estate                 29,936          8,082              0             89,878        13,591               0
China Growth                          --             --             --                 --            --              --
European Value
Equity                           547,509         15,863              0            701,142        23,472               0
European Real
Estate                           103,184          6,577              0            262,099        18,479               0
Global Value Equity              363,210         24,249              0            428,439        33,841               0
Gold                                  --             --             --                 --            --              --
International Equity           5,660,807        181,116              0          4,447,250        36,072               0
International
Magnum                           681,129         77,269              0            505,962        39,045               0


* No information is provided for the China Growth, Gold, MicroCap, Mortgage-Backed Securities or Global Franchise Portfolios because they were not operational during the last fiscal year.


                          BROKERAGE COMMISSION PAID DURING FISCAL YEARS ENDED DECEMBER 31, 1999 AND 1998

                                       FISCAL YEAR DECEMBER 31, 1999                    FISCAL YEAR DECEMBER 31, 1998
                             -----------------------------------------------  -----------------------------------------------
                                            MORGAN STANLEY    MORGAN STANLEY               MORGAN STANLEY      MORGAN STANLEY
PORTFOLIO                       TOTAL            & CO.              DW           TOTAL          & CO.                DW
--------------------------   -----------    --------------    --------------  -----------  --------------      --------------
International Small            $727,604          $6,581             $0           $613,660       $11,066               0
  Cap
Japanese Value Equity            94,093          32,567              0            345,321        71,315               0
Focus Equity                    306,306          20,575              0          1,412,028             0               0
Small Company                   158,925          16,527              0            646,865             0               0
  Growth
Equity Growth                 1,276,547         121,443              0          2,460,784             0               0
MicroCap                             --              --             --                 --            --              --
Technology                       82,051           2,468              0             80,839             0               0
U.S. Equity Plus                 93,874               0              0            125,983             0               0
U.S. Real Estate                851,550                              0          1,677,239             0               0
Value Equity                     96,861          30,805              0            361,047             0               0
Fixed Income                          0               0              0                  0             0
Global Fixed Income                   5                              0              4,017             0               0
High Yield                          565               0              0                  0             0               0
Mortgage-Backed Securities           --              --             --                 --            --              --
Municipal Bond                        0               0              0                  0             0               0
Money Market                          0               0              0                  0             0               0
Municipal Money                       0               0              0                  0             0               0
  Market


DIRECTED BROKERAGE. During the fiscal year ended December 31, 2000, the Portfolios paid brokerage commissions to brokers because of research services provided as follows:

                                                                              BROKERAGE COMMISSIONS      AGGREGATE DOLLAR AMOUNT OF
                                                                          DIRECTED IN CONNECTICUT WITH     TRANSACTIONS FOR WHICH
                                                                           RESEARCH SERVICES PROVIDED    SUCH COMMISSIONS WERE PAID
                                                                              FOR FISCAL YEAR ENDED         FOR FISCAL YEAR ENDED
PORTFOLIO                                                                       DECEMBER 31, 2000             DECEMBER 31, 2000
---------                                                                       -----------------             -----------------
Emerging Markets Portfolio                                                         $ 6,331,994                 $ 10,119,130,225
Emerging Markets Debt Portfolio                                                              0                                0
Latin American Portfolio                                                               129,926                      277,303,617
Active International Allocation
Portfolio                                                                              454,901                   25,678,524,284
Asian Equity Portfolio                                                                 521,333                      736,135,781
Asian Real Estate Portfolio                                                             17,456                       27,785,272
European Value Equity Portfolio                                                        185,744                      629,738,274
European Real Estate Portfolio                                                          36,761                       67,030,655
Global Value Equity Portfolio                                                          188,877                      934,421,160
International Equity Portfolio                                                       9,697,862                    4,559,412,755
International Magnum Portfolio                                                         326,452                    4,451,130,689
International Small Cap Portfolio                                                      937,256                    2,111,591,920
Japanese Value Equity Portfolio                                                         51,517                      552,424,779
Focus Equity Portfolio                                                                 243,383                    1,216,611,824
Small Company Growth Portfolio                                                         210,989                    2,469,508,982
Equity Growth Portfolio                                                              1,358,007                    9,333,499,942
Technology Portfolio                                                                   111,654                      109,859,979
U.S. Equity Plus Portfolio                                                                   0                                0
U.S. Real Estate Portfolio                                                             995,555                      455,438,215
Value Equity Portfolio                                                                  99,655                       71,696,834
Fixed Income Portfolio                                                                       0                                0
Global Fixed Income Portfolio                                                                0                                0
High Yield Portfolio                                                                         0                                0
Municipal Bond Portfolio                                                                     0                                0
Money Market Portfolio                                                                       0                                0
Municipal Money Market Portfolio                                                             0                                0

*No information is provided for the China Growth, Gold, MicroCap, Mortgage-Backed Securities or Global Franchise Portfolios because they were not operational during the last fiscal year.


REGULAR BROKER-DEALERS. The Fund's regular broker-dealers are (i) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the Fund; (ii) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (iii) the ten broker-dealers that sold the largest dollar amount of Portfolio shares. During the fiscal year ended December 31, 2000, the following Portfolios purchased securities issued by the Fund's regular broker-dealers:

                      VALUE OF PORTFOLIO HOLDING PORTFOLIO

                                                                            VALUE OF PORTFOLIO HOLDING
PORTFOLIO                                        REGULAR BROKER-DEALER        AS OF DECEMBER 31, 2000
Global Value Equity Portfolio                    Merrill Lynch & Co.                 $382,000
U.S. Equity Plus Portfolio                       Lehman Brothers                      $41,000
                                                 Merrill Lynch & Co.                  $68,000
                                                 J.P. Morgan & Co.                    $66,000
Value Equity Portfolio                           J.P. Morgan & Co.                   $778,000
Money Market Portfolio                           Goldman Sachs                    $24,797,000
                                                 Goldman Sachs                    $84,297,000*
                                                 Merrill Lynch & Co               $24,838,000*
                                                 Merrill Lynch & Co               $39,935,000*

*Commercial paper


PORTFOLIO TURNOVER. The Portfolios generally do not invest for short-term trading purposes, however, when circumstances warrant, each Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their investment objectives and policies. Higher portfolio turnover (e.g., over 100%) necessarily will cause the Portfolios to pay correspondingly increased brokerage and trading costs. In addition to transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under "Taxes," to the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.


                               GENERAL INFORMATION

FUND HISTORY

The Fund was incorporated pursuant to the laws of the State of Maryland on June 16, 1988 under the name Morgan Stanley Institutional Fund, Inc. The Fund filed a registration statement with the SEC registering itself as an open-end management investment company offering diversified and non-diversified series under the 1940 Act and its shares under the 1933 Act, as amended, and commenced operations on November 15, 1988. On December 1, 1998, the Fund changed its name to Morgan Stanley Dean Witter Institutional Fund, Inc. Effective May 1, 2001, the Fund changed its name to Morgan Stanley Institutional Fund, Inc.

DESCRIPTION OF SHARES AND VOTING RIGHTS

The Fund's Amended and Restated Articles of Incorporation permit the Directors to issue 40.5 billion shares of common stock, par value $.001 per share, from an unlimited number of classes or series of shares. The Fund currently consists of shares of thirty Portfolios. Each Portfolio offers Class A and Class B shares except that the Municipal Money Market and International Small Cap Portfolios offer only Class A shares.

The shares of each Portfolio of the Fund, when issued, are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features. Portfolio shares have no pre-emptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Shareholders are entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in their name on the books of the Fund.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


The Fund's policy is to distribute substantially all of each Portfolio's net investment income, if any. The Fund may also distribute any net realized capital gains in the amount and at the times that will avoid both income (including taxable gains) taxes on it and the imposition of the federal excise tax on income and capital gains (see "Taxes"). However, the Fund may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the per share net asset value of that Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes for shareholders subject to tax as set forth herein and in the applicable Prospectus.

As set forth in the Prospectuses, unless you elect otherwise in writing, all dividends and capital gains distributions for a class of shares are automatically reinvested in additional shares of the same class of the Portfolio at net asset value (as of the business day following the record date). This automatic reinvestment of dividends and distributions will remain in effect until you notify the Fund in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions reinvested in shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected.


                                      TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund, Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund, Portfolios or shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio within the Fund is generally treated as a separate corporation for federal income tax purposes. Thus, the provisions of the Code generally will be applied to each Portfolio separately, rather than to the Fund as a whole.

REGULATED INVESTMENT COMPANY QUALIFICATION


Each Portfolio intends to qualify and elect to be treated for each taxable year as a regulated investment company ("RIC") under Subchapter M of the Code. In order to so qualify, each Portfolio must, among other things, (i) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income derived with respect to its business of investing in such stock securities or currencies, including, generally, certain gains from options, futures and forward contracts; and (ii) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Portfolio's total assets or 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses. For purposes of the 90% of gross income requirement described above, foreign currency gains which are not directly related to a Portfolio's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement. For purposes of the diversification requirement described above, the Portfolio will not be treated as in violation of such requirement as a result of a discrepancy between the value of its various investments and the diversification percentages described above, unless such discrepancy exists immediately following the acquisition of any security or other property and is wholly or partly the result of such acquisition. Moreover, even in the event of noncompliance with the diversification requirement as of the end of any given quarter, the Portfolio is permitted to cure the violation by eliminating the discrepancy causing such noncompliance within a period of 30 days from the close of the relevant quarter.

In addition to the requirements described above, in order to qualify as a RIC, a Portfolio must distribute at least 90% of its net investment income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders. If a Portfolio meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.

If a Portfolio fails to qualify as a RIC for any taxable year, all of its net income will be subject to tax at regular corporate rates (whether or not distributed to shareholders), and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders to the extent of the Portfolio's current and accumulated earnings and profits, and will be eligible for the corporate dividends-received deduction for corporate shareholders.


GENERAL TAX TREATMENT OF QUALIFYING RICS AND SHAREHOLDERS


Each Portfolio intends to distribute substantially all of its net investment income (including, for this purpose, net short-term capital gains) to shareholders. Dividends from a Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends paid by a Portfolio generally will only qualify for the dividends-received deduction for corporate shareholders to the extent of the Portfolio's qualifying dividend income and to the extent designated by the Portfolio. Each Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.

Each Portfolio will decide whether to distribute or to retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. Distributions of net capital gains are taxable to shareholders as a long-term capital gain regardless of how long shareholders have held their shares. Each Portfolio will send reports annually to shareholders regarding the federal income tax status of all distributions made for the preceding year. If any such gains are retained, the Portfolio will pay federal income tax thereon, and, if the Portfolio makes an election, the shareholders will include such undistributed gains in their income, and will increase their tax basis in Portfolio shares by the difference between the amount of the includable gains and the tax deemed paid by the shareholder in respect of such shares. The shareholder will be able to claim their share of the tax paid by the Portfolio as a refundable credit.

Dividends and other distributions declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by shareholders on December 31 of that year if the distributions are paid by the Portfolio at any time during the following January.

A gain or loss realized by a shareholder on the sale, exchange or redemption of shares of a Portfolio held as a capital asset will be capital gain or loss, and such gain or loss will be long-term if the holding period for the shares exceeds 12 months and otherwise will be short-term. Any loss realized on a sale, exchange or redemption of shares of a Portfolio will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

The conversion of Class A shares to Class B shares will not be a taxable event to the shareholder for federal income tax purposes.

Each Portfolio will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gains over short-term and long-term capital losses, including any available capital loss carryforwards), prior to the end of each calendar year to avoid liability for federal excise tax, but can give no assurances that all such liability will be eliminated.

The Fund may be required to withhold and remit to the U.S. Treasury 31% of any dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (i) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the Account Registration Form; (ii) who is subject to backup withholding by the Internal Revenue Service; or (iii) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

As discussed above, in order for each Portfolio to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from certain qualifying income, including dividends, interest, income derived from loans of securities, and gains from the sale or other disposition of stock, securities or foreign currencies, or other related income, including gains from options, futures and forward contracts, derived with respect to its business of investing in stock, securities or currencies. Any net gain realized from the closing out of futures contracts will therefore generally be qualifying income for purposes of the 90% requirement.

SPECIAL RULES FOR CERTAIN FOREIGN CURRENCY AND DERIVATIVES TRANSACTIONS

In general, gains from foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies are currently considered to be qualifying income for purposes of determining whether the Portfolio qualifies as a RIC.

Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts", and from unlisted options will be treated as ordinary income or loss under Code Section 988. Also, certain foreign exchange gains or losses derived with respect to foreign fixed-income securities are also subject to Section 988 treatment. In general, therefore, Code Section 988 gains or losses will increase or decrease the amount of the Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gain.


A Portfolio's investment in options, swaps and related transactions, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse or closing out of the option or sale of the underlying stock or security. By contrast, a Portfolio's treatment of certain other options, futures and forward contracts entered into by a Portfolio is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.


When a Portfolio holds options or futures contracts which substantially diminish their risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Portfolio securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles (I.E., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position) which may reduce or eliminate the operation of these straddle rules.


A Section 1256 position held by a Portfolio will generally be marked-to-market (I.E., treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within a Portfolio. The acceleration of income on Section 1256 positions may require a Portfolio to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Portfolio may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources. Any or all of these rules may, therefore, affect the amount, character and timing of income earned and, in turn, distributed to shareholders by a Portfolio.


SPECIAL TAX CONSIDERATIONS RELATING TO MUNICIPAL BOND AND MUNICIPAL MONEY MARKET PORTFOLIOS

Each of the Municipal Bond Portfolio and the Municipal Money Market Portfolio will qualify to pay "exempt-interest dividends" to its shareholders, provided that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of obligations the interest on which is exempt from federal income tax. Current federal tax law limits the types and volume of bonds qualifying for federal income tax exemption of interest, which may have an effect on the ability of these Portfolios to purchase sufficient amounts of tax-exempt securities to satisfy this requirement. Any loss on the sale or exchange of shares of the Municipal Bond Portfolio or the Municipal Money Market Portfolio held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the selling shareholder with respect to such shares.

In addition, for the Municipal Bond Portfolio and the Municipal Money Market Portfolio, exempt-interest dividends are excludable from a shareholder's gross income for regular Federal income tax purposes. Exempt-interest dividends may, nevertheless, be subject to the alternative minimum tax imposed by Section 55 of the Code (the "Alternative Minimum Tax"). The Alternative Minimum Tax is imposed at the rate of up to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be affected by the receipt of exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax. The Portfolios intend, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in
Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

The percentage of income that constitutes exempt-interest dividends will be determined for each year for the Municipal Bond Portfolio and the Municipal Money Market Portfolio and will be applied uniformly to all dividends declared with respect to the Portfolios during that year. This percentage may differ from the actual percentage for any particular day.

The deductibility of interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Municipal Bond Portfolio or the Municipal Money Market Portfolio will be limited for federal income tax purposes to the extent that any portion of such Portfolio's distributions consist of exempt-interest dividends. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the Municipal Bond Portfolio or the Municipal Money Market Portfolio. "Substantial user" is defined generally for these purposes as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

Issuers of bonds purchased by the Municipal Bond Portfolio (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

The state and local tax consequences of an investment in either the Municipal Bond or Municipal Money Market Portfolios may differ from the federal consequences described above and shareholders are urged to consult their tax advisors with respect to such aspects.

SPECIAL TAX CONSIDERATIONS RELATING TO FOREIGN INVESTMENTS


Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss to the Portfolio.

Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss to the Portfolio. These gains or losses increase or decrease the amount of a Portfolio's net investment income available to be distributed to its shareholders as ordinary income.

It is expected that each Portfolio will be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, and a Portfolio may be subject to foreign income taxes with respect to other income. So long as more than 50% in value of a Portfolio's total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Portfolio may elect to treat certain foreign income taxes imposed on it for U.S. federal income tax purposes as paid directly by its shareholders. A Portfolio will make such an election only if it deems it to be in the best interest of its shareholders and will notify shareholders in writing each year if it makes an election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If a Portfolio makes the election, shareholders will be required to include in income their proportionate share of the amount of foreign income taxes treated as imposed on the Portfolio and will be entitled to claim either a credit (subject to the limitations discussed below) or, if they itemize deductions, a deduction, for their shares of the foreign income taxes in computing their federal income tax liability.


Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. Except in the case of the Global Franchise, Global Value Equity, International Equity, European Value Equity, Japanese Value Equity, Asian Equity, Global Fixed Income, International Fixed Income, International Magnum, International Small Cap, Latin American, Active International Allocation, European Real Estate, Asian Real Estate, Emerging Markets, Emerging Markets Debt, and China Growth Portfolios, it is not expected that a Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes. However, these foreign withholding taxes may not have a significant impact on such Portfolios, considering that each Portfolio's investment objective is to seek long-term capital appreciation and any dividend or interest income should be considered incidental.

Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to a number of complex limitations regarding the availability and utilization of the credit. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Portfolio. Shareholders are urged to consult their tax advisors regarding the application of these rules to their particular circumstances.

TAXES AND FOREIGN SHAREHOLDERS


Taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation, or a foreign partnership ("Foreign Shareholder") depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from a Portfolio is not effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, distributions of net investment income plus the excess of net short-term capital gains over net long-term capital losses will be subject to U.S. withholding tax at the rate of 30% (or such lower treaty rate as may be applicable) upon the gross amount of the dividend. Furthermore, Foreign Shareholders will generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Portfolio, distributions of net long-term capital gains, and amounts retained by the Fund that are designated as undistributed capital gains.

If the income from a Portfolio is effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, then distributions from the Portfolio and any gains realized upon the sale of shares of the Portfolio, will be subject to U.S. federal income tax at the rates applicable to U.S. citizens and residents or domestic corporations.

A Portfolio may be required to withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the Foreign Shareholder complies with Internal Revenue Service certification requirements.

The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described here. Furthermore, Foreign Shareholders are strongly urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Portfolio, including the potential application of the provisions of the Foreign Investment in Real Estate Property Tax Act of 1980, as amended.

STATE AND LOCAL TAX CONSIDERATIONS

Rules of U.S. state and local taxation of dividend and capital gains from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other U.S. state and local tax rules regarding an investment in the Fund.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

CONTROL PERSONS


The following shareholders may be deemed to control the following Portfolios because they are record owners of 25% or more of the outstanding shares of that Portfolio of the Fund as of [__________,] 2001. For each control person, the following table provides the name, address and percentage of outstanding shares of such Portfolio owned.


SMALL COMPANY GROWTH PORTFOLIO: Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 50.65% of such Portfolio's total outstanding shares.


VALUE EQUITY PORTFOLIO: Morgan Stanley Asset Management for the Account of Hubbell Inc., Attn: John Lan, 22nd Floor, 1221 Avenue of the Americas, New York, NY 10020, owned 27.44% of such Portfolio's total outstanding shares.


GLOBAL FIXED INCOME PORTFOLIO: Morgan Stanley Co., FBO Northern Trust as Custodian, P.O. Box 92956, Chicago, IL 60675, owned 43.33% of such Portfolio's total outstanding shares.


EUROPEAN REAL ESTATE PORTFOLIO: United Jewish Appeal Federation of Jewish Philanthropies New York Inc., 130 East 59th Street, New York, NY 10022-1302, owned 29.88% of such Portfolio's total outstanding shares.


INTERNATIONAL MAGNUM PORTFOLIO: Bankers Trust, Mailstop 3048, 100 Plaza One Plz, Jersey City, NJ 07311, owned 26.29% of such Portfolio's total outstanding shares.


GLOBAL VALUE EQUITY PORTFOLIO: Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way KW1C, Covington, KY 41015, owned 33.04% of such Portfolio's total outstanding shares.


ASIAN REAL ESTATE PORTFOLIO: Morgan Stanley Asset Management Inc., Attn: Elisa Divito, 1221 Avenue of the Americas, New York, NY 10020, owned 81.62% of such Portfolio's total outstanding shares.


ASIAN EQUITY PORTFOLIO: Association De Biefsaissance Et De Retraite Des Polleiers De La Communaue, 480 Gilford Street, Suite 200, Montreal, Quebec, Canada, owned 25.72% of such Portfolio's total outstanding shares.


Mac & Co. Mutual Funds Operation, P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 35.58% of such Portfolio's total outstanding shares.


FIXED INCOME PORTFOLIO: Mac & Co., P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 34.35% of such Portfolio's total outstanding shares.


FOCUS EQUITY PORTFOLIO: Mac & Co., Mutual Fund Operations, P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 33.17% of such Portfolio's total outstanding shares.


HIGH YIELD PORTFOLIO: Mac & Co. Mutual Funds Operation, P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 25.23% of such Portfolio's total outstanding shares.


LATIN AMERICAN PORTFOLIO: PH Investments LLC, Attn: Ben Gomez, The Pilot House, Lewis Wharf, Boston, MA 02110-3902, owned 61.99% of such Portfolio's total outstanding shares.


PRINCIPAL HOLDERS

The following shareholders are record owners of 5% or more of the outstanding shares of any class of Portfolio shares as of [March 31,] 2001. For each principal holder, the following table provides the name, address and percentage of outstanding shares of such classes owned.


EUROPEAN REAL ESTATE PORTFOLIO: United Jewish Appeal Federation of Jewish Philanthropies New York, Inc., 130 East 59th Street, New York, NY 10022-1302 owned 32.32% of such Portfolio's total outstanding Class A shares.


Trustees of Dartmouth College, One Rope Ferry Road, Hanover, NH 03755, owned 23.37% of such Portfolio's total outstanding Class A shares.

Plum Coulee Partnership, 499 Park Ave., 26th Floor, New York, NY 10022, owned 10.92% of such Portfolio's total outstanding Class A shares.

Retirement Plan for Employees of United Jewish Appeal Federation of Jewish Affiliated Institutions & Agencies, 103 East 59th Street, Franklin D. Roosevelt, NY 10022-1302 owned 9.70% of such Portfolio's total outstanding Class A shares.

Morgan Stanley & Co., FBO The CJ Mack Foundation, 91 Sunset Lane, Rye, NY 10580, owned 6.88% of such Portfolio's total outstanding Class A shares.

Morgan Stanley & Co., FBO The Cathryn R. Fortune Char., 5505 Lake Washington Blvd. NE, Unit 1D, Kirkland, WA 98033, owned 26.96% of such Portfolio's total outstanding Class B shares.

Harold M. Meyer Family Trust, DTD 7/16/74, Attn: Barbara Pope, 115 S. LaSalle St., Ste. 2205, Chicago, IL 60603, owned 21.67% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO Irene R. Miller, 186 Riverside Drive, Apt. 10E, New York, NY 10024, owned 17.74% of such Portfolio's total outstanding Class B shares.

Nora Effron, 1070 Park Avenue, New York, NY 10128, owned 9.25% of such Portfolio's total outstanding Class B shares.

Ned McCarthy Trust, 3 Sugar Maple Lane, Hanover, NH 03755, owned 8.61% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO C. Robert Kidder Mary G. Kidder, 1991 Kidder Family Trust Dated, 900 Knollwood Drive, Santa Barbara, CA 93108, owned 6.53% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO C. Robert Kidder Mary G. Kidder, 1991 Kidder Family Trust Dated, 900 Knollwood Drive, Santa Barbara, CA 93108, owned 5.09% of such Portfolio's total outstanding Class B shares.


INTERNATIONAL MAGNUM PORTFOLIO: Bankers Trust TTEE, Mailstop 3048, 100 Plaza One Plz., Jersey City, NJ 07311, owned 29.30% of such Portfolio's total outstanding Class A shares.


Wells Fargo Bank Minnesota NA, P.O. Box 1533, Minneapolis, MN 55480, owned 11.86% of such Portfolio's total outstanding Class A shares.

Bankers Trust as Trustee, Mailstop 3048, 100 Plaza One Plz., Jersey City, NJ 07311-3999, owned 11.45% of such Portfolio's total outstanding Class A shares.

Atwell & Co., P.O. Box 2044, Peck Slip Station, New York, NY 10038, owned 10.52% of such Portfolio's total outstanding Class A shares.

SBLI USA Mutual Life Insurance, 460 W. 34th St., Suite 800, New York, NY 10001, owned 7.81% of such Portfolio's total outstanding Class A shares.

Fidelity Investments Institutional Operations Co FIIOC as Benefit Plans, 100 Magellan Way KW1C, Covington, KY 41015, owned 64.18% of such Portfolio's total outstanding Class B shares.

ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO: The Trustees of Columbia University in the city of New York, Attn: Anil Jaisinghani, 475 Riverside Dr., Suite 401, New York, NY 10115, owned 14.11% of such Portfolio's total outstanding Class A shares.


Puerto Rico Telephone Company, Attn: Felipe Piazza, 1500 Roosevelt Ave., San Juan, Puerto Rico, owned 10.21% of such Portfolio's total outstanding Class A shares.

Morgan Stanley Co., FBO Dan Murphy Foundation, 1221 Avenue of the Americas, 4th Floor, New York, NY 10020, owned 6.53% of such Portfolio's total outstanding Class A shares.

CMBL MS Ferron Equity, Attn: Josephine Glass, 22nd Fl., 1221 Avenue of the Americas, New York, NY 10020, owned 5.67% of such Portfolio's total outstanding Class A shares.

IMS & Co., P.O. Box 3865, Englewood, CO 80155, owned 59.63% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO The Ochylski Family Fdtn., c/o The Des Moines Co., 400 Walnut Skywalk, Ste. 1, Des Moines, IA 50309, owned 9.87% of such Portfolio's total outstanding Class B shares.


ASIAN EQUITY PORTFOLIO: Mac & Co. Mutual, P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 36.30% of such Portfolio's total outstanding Class A shares.


Association De Biefsaissance Et De Retraite Des Pollciers De La Communaue, 480 Gilford Street, Suite 200, Montreal, Quebec, Canada, owned 26.24% of such Portfolio's total outstanding Class A shares.

Byrd & Co., 123 South Broad St., PA 4903, Philadelphia, PA 19109, owned 5.77% of such Portfolio's total outstanding Class A shares.

Morgan Stanley & Co., FBO James L. Sarah M. Barksdale Unitrust DTD 2-6-96, 800 Woodlands Parkway, Ste. 118, Ridgeland, MS 39157, owned 28.87% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO John David Barksdale Intl., 800 Woodlands Parkway, Ste. 118, Ridgeland, MS 39157, owned 9.62% of such Portfolio's total outstanding Class B shares.

The Pickwick Group LP Intl., c/o Walter Denny, 800 Woodlands Parkway, Ste. 118, Ridgeland, MS 39157-5215, owned 9.62% of such Portfolio's total outstanding Class B shares.

Berl Bernhard & Karen Bernhard TTEE, FBO The Berl Bernhard, 1693 Epping Farms Ln., Annapolis, MD 21401, owned 8.05% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO The Holmes Family Trust, Arthur Logan Harris Holmes, 1701 Monte Viento Drive, Malibu, CA 90265, owned 6.04% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO Phyllis Janet Holmes Trustee, Unitrust, 1701 Monte Viento Drive, Malibu, CA 90265, owned 5.94% of such Portfolio's total outstanding Class B shares.


EQUITY GROWTH PORTFOLIO: Mac & Co., P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 17.04% of such Portfolio's total outstanding Class A shares.


Fidelity Investments Institutional Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 16.29% of such Portfolio's total outstanding Class A shares.

Fidelity Management Trust Company as Trustee for GTE Master, Mail Zone M3, 82 Devonshire St., Boston, MA 02109, owned 13.17% of such Portfolio's total outstanding Class A shares.

Mac & Co., P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 5.76% of such Portfolio's total outstanding Class A shares.

Manufacturers Life Insurance Co. USA, 250 Bloor Street East, 7th Floor, Toronto, Ontario, M4W 1E5 Canada, owned 36.81% of such Portfolio's total outstanding Class B shares.

Bankers Trust Co. as Custodian for Marriott International Inc. and Savings Plan and Trust, 100 Plaza One, Attn: Donna Dekowski, Jersey City, NJ 07311-3999, owned 28.48% of such Portfolio's total outstanding Class B shares.

Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 20.54% of such Portfolio's total outstanding Class B shares.

SMALL COMPANY GROWTH PORTFOLIO: Factory Mutual Insurance Company, Attn: Kimberly Adams, 225 Wyman Street, P.O. Box 9198, Waltham, MA 02454-9198, owned 28.83% of such Portfolio's total outstanding Class A shares.

Firlin Co., c/o National Bank of Commerce, P.O. Box 82408, Lincoln, NE 68501, owned 7.99% of such Portfolio's total outstanding Class A shares.

Saxon & Co., P.O. Box 77810-1888, Philadelphia, PA 19182, owned 7.78% of such Portfolio's total outstanding Class A shares.

Charles Schwab & Co., Inc., Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104, owned 7.64% of such Portfolio's total outstanding Class A shares.

Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 93.46% of such Portfolio's total outstanding Class B shares.


INTERNATIONAL EQUITY PORTFOLIO: Memphis Commerce Square Trust Division, c/o National Trust Bank of Commerce, P.O. Box 30010 M02-1, Durham, NC 27702-3010, owned 35.10% of such Portfolio's total outstanding Class B shares.


Memphis Commerce Square Trust Division, c/o National Trust Bank of Commerce, P.O. Box 30010 M02-1, Durham, NC 27702-3010, owned 26.00% of such Portfolio's total outstanding Class B shares.

1st Source Bank TTEE, FBO Morris & Co., Attn: John Seidl, P.O. Box 1602, South Bend, IN 46634-1602, owned 23.23% of such Portfolio's total outstanding Class B shares.

The Vanguard Fiduciary Trust Co., P.O. Box 2600, VM 613 Outside Funds, Valley Forge, PA 19482, owned 7.32% of such Portfolio's total outstanding Class B shares.


VALUE EQUITY PORTFOLIO: Morgan Stanley Asset Mgmt. For The Account Of Hubbell Inc., Attn: John Lan 22nd Floor, 1221 Avenue Of The Americas, New York, NY 10020, owned 32.27% of such Portfolio's total outstanding Class A shares.


Fidelity Investments Institutional Operations Co. FIIOC as Benefits Plans, 100 Magellan Way, KW1C Way, Covington, KY 41015, owned 55.95% of such Portfolio's total outstanding Class B shares.

FNB Nominee Co., c/o First Commonwealth Trust, 614 Philadelphia St., Indiana, PA 15701, owned 24.03% of such Portfolio's total outstanding Class B shares.

UMB Bank NA, c/o JPM/AC RPS Retirement Plan, P.O. Box 419784, Kansas City, MO 64141-6784, owned 12.33% of such Portfolio's total outstanding Class B shares.


FIXED INCOME PORTFOLIO: Mac & Co. A/C MSWF1000052, P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 34.74% of such Portfolio's total outstanding Class A shares.


Fleet National Bank, Attn: 0001396250, P.O. Box 92800, Rochester, NY 14692-8900, owned 10.19% of such Portfolio's total outstanding Class A shares.

Mac & Co. A/C MSWF4000052, Mutual Funds Operations, P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 8.58% of such Portfolio's total outstanding Class A shares.

Morgan Stanley Co., FBO Carolyn S. Young, 514 Chestertown Street, Gaithersburg, MD 20878, owned 17.02% of such Portfolio's total outstanding Class B shares.

Morgan Stanley Co., FBO Burton D. Cohen, 3912 Zenith Ave., South Minneapolis, MN 55410, owned 16.66% of such Portfolio's total outstanding Class B shares.

C. Marks Hinton Jr. IRA R/O, 49 Briar Hollow Lane, 1705, Houston, TX 77027-9309, owned 9.01% of such Portfolio's total outstanding Class B shares.

Morgan Stanley Co., FBO Annmarie DeMartino IRA Rollover, 420 Avenue L, Brooklyn, NY 11230, owned 6.46% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co., FBO Charles H. Gross & Joan D. Gross TTEE of Charles H.

Gross Def. Ben. Pen. Pl., 186 Riverside Dr., #9E, New York, NY 10024-1007, owned 6.35% of such Portfolio's total outstanding Class B shares.

Morgan Stanley Co., FBO Joan H. Giblichman IRA, 3860 Mission Hills Road S., Northbrook, IL 60062, owned 5.38% of such Portfolio's total outstanding Class B shares.

Morgan Stanley Co., FBO Sandra G. Karstens IRA RO, 330 N. Greenbay Rd., 1813, Waukegan, IL 60085, owned 5.28% of such Portfolio's total outstanding Class B shares.


GLOBAL FIXED INCOME PORTFOLIO: Morgan Stanley Co., FBO Northern Trust as Custodian, P.O. Box 92956, Chicago, IL 60675, owned 43.83% of such Portfolio's total outstanding Class A shares.


National Bulk Carriers, Attn: David Fey, 605 Third Ave., 33rd Floor, New York, NY 10158, owned 16.78% of such Portfolio's total outstanding Class A shares.

Two Ten International Footwear Foundation Inc., 1466 Main Street, Waltham, MA 02451, owned 5.49% of such Portfolio's total outstanding Class A shares.

State Street Bank & Trust Co., Custodian for The Feinstein Family Fund M/S JQB7S, Attn: Steve Pinto, N. Quincy, MA 02171, owned 5.38% of such Portfolio's total outstanding Class A shares.

David Brooks Gendron, 424 East 57th St., Apt. 3D, New York, NY 10022, owned 72.28% of such Portfolio's total outstanding Class B shares.

George N. Fugelsang & Susan P. Fugelsang, 17 Calhoun Dr., Greenwich, CT 06831, owned 21.08% of such Portfolio's total outstanding Class B shares.

Morgan Stanley Co., FBO Anthony F. Rowland, 1114 Avenue of the Americas, 2702, New York, NY 10036, owned 6.64% of such Portfolio's total outstanding Class B shares.


GLOBAL VALUE EQUITY PORTFOLIO: Balsa & Co., c/o Chase Manhattan Bank Quality Assurance Dept. 16-HCB-340, P.O. Box 2558, Houston, TX 77252-8340, owned 19.18% of such Portfolio's total outstanding Class A shares.


National Financial Services, 200 Liberty St., New York, NY 10281, owned 11.84% of such Portfolio's total outstanding Class A shares.

Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 10.24% of such Portfolio's total outstanding Class A shares.

CIBC Mellon Global Securities, Jayvee and Co., Attn: Pooled Funds, 320 Bay St., 6th Fl., Toronto M5H 4A6 Canada, owned 9.71% of such Portfolio's total outstanding Class A shares.

Morgan Stanley Co., FBO R. Kingman Webster DEE Webster Charitable Reminder Unitrust, 5 Tamys Lane, Andover, MA 01810, owned 5.56% of such Portfolio's total outstanding Class A shares.

Healthone, Unit 217, 600 South Cherry St. Denver, CO 80246, owned 5.53% of such Portfolio's total outstanding Class A shares.

Fleet National Bank, P.O. Box 92800, Rochester, NY 14692-8900, owned 5.37% of such Portfolio's total outstanding Class A shares.

Joelson Foundation, CO Mitchell, 190 Whitehall Blvd., Garden City, NJ 11530, owned 5.09% of such Portfolio's total outstanding Class A shares.

Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 80.92% of such Portfolio's total outstanding Class B shares.


EMERGING MARKETS PORTFOLIO: Mac & Co., Mutual Fund Operations, P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 5.13% of such Portfolio's total outstanding Class A shares.


Charles Schwab & Co., Inc. Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104, owned 5.09% of such Portfolio's total outstanding Class A Shares.

Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 36.91% of such Portfolio's total outstanding Class B shares.

CAPINCO, c/o Firstar Trust Company, P.O., Box 1787, Milwaukee, WI 53201-1787, owned 16.73% of such Portfolio's total outstanding Class B shares.


IMS & Co., P.O. Box 3865, Englewood, CO 80155, owned 7.72% of such Portfolio's total outstanding Class B shares.


HIGH YIELD PORTFOLIO: Mac & Co., Mutual Fund Operations, P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 29.44% of such Portfolio's total outstanding Class A shares.


Mac & Co., Mutual Fund Operations, P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 15.40% of such Portfolio's total outstanding Class A shares.

Mac & Co., Attn: Mutual Fund Operations, 3000 Citrus Circle, 203, Walnut Creek, CA 94598, owned 7.39% of such Portfolio's total outstanding Class A shares.

Janx Partners LP II, Attn: John Naporano, One Gatewy Center, Suite 900, Newark, NJ 07102, owned 5.19% of such Portfolio's total outstanding Class A shares.

Morgan Stanley Co., FBO Universal Computer Consulting, 300 Delaware Ave., Ste. 1704, Wilmington, DE 19801, owned 38.43% of such Portfolio's total outstanding Class B shares.

Morgan Stanley Co., FBO Mark A. Mansour and JTTIC, 2610 NE 40th St., Ft. Lauderdale, FL 33308, owned 5.90% of such Portfolio's total outstanding Class B shares.

Morgan Stanley Co., FBO Blake Hogan and Shawn Hogan, 30 Farnham Park, Houston, TX 77024, owned 5.60% of such Portfolio's total outstanding Class B shares.


EUROPEAN VALUE EQUITY PORTFOLIO: Jessica Hobby Catto, Separate Property, Attn:
S. Farrimond, 110 East Crockett, San Antonio, TX 78205-2612, owned 6.44% of such Portfolio's total outstanding Class A shares.


Trustee of the Wayne Gretzky, 650 North Sepulveda Blvd., Los Angeles, CA 90049, owned 37.23% of such Portfolio's total outstanding Class B shares.

Morgan Stanley Co., FBO The Pickwick Group LP Intl., c/o Walter Denny, 800 Woodlands Parkway, Ste. 118, Ridgeland, MS 39157, owned 15.15% of such Portfolio's total outstanding Class B shares.

Karen Zateslo Gray Cust. for John David Gray under IL UGMA, 301 N. Sheridan Rd., Lake Forest, IL 60045, owned 12.37% of such Portfolio's total outstanding Class B shares.

Dr. Martin B. Meyerson Acct. II International 1601 Landfall Dr., Wilmington, NC 28405-4255, owned 10.11% of such Portfolio's total outstanding Class B shares.

Morgan Stanley Co., FBO Sandra Titus McKinstry, 7264 South Jasmine Ct., Englewood, CO 80112, owned 9.13% of such Portfolio's total outstanding Class B shares.


EMERGING MARKETS DEBT PORTFOLIO: Mac & Co., Mutual Fund Operations, P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 23.14% of such Portfolio's total outstanding Class A shares.


Charles Schwab & Co., Inc., Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104, owned 21.12% of such Portfolio's total outstanding Class A shares.

Wellesley College, Attn: Robert Bower, 139 Green Hall, Wellesley, MA 02481, owned 14.49% of such Portfolio's total outstanding Class A shares.

Saxon & Co., FBO 09 Erie Insurance Exchange, P.O. Box 7780-1888, Philadelphia, PA 19182, owned 5.87% of such Portfolio's total outstanding Class A shares.

Brenton D. Anderson, 1285 Union Village Rd., Norwich, VT 05055, owned 35.63% of such Portfolio's total outstanding Class B shares.

Bartlett and Company, Grain Charitable Foundation, Ste. 600, 4800 Main St., Kansas City, MO 64112, owned 27.69% of such Portfolio's total outstanding Class B shares.

Morgan Stanley Co., FBO FFP Investments Ltd., Suite 101, San Antonio, TX 78209, owned 27.68% of such Portfolio's total outstanding Class B shares.

Paul E. Hellmers & H. Anthy Hellmers, c/o Centre Solutions, One Chase Manhattan Plaza, New York, NY 10005, owned 5.22% of such Portfolio's total outstanding Class B shares.


ASIAN REAL ESTATE PORTFOLIO: Morgan Stanley Asset Management Inc, Attn: Elisa Divito, 1221 Avenue Of The Americas, New York, NY 10020, owned 98.05% of such Portfolio's total outstanding Class A shares.


Morgan Stanley Co., FBO The Cathryn Fortune Char., 5505 Lake Washington Blvd. NE, Unit 1D, Kirkland, WA 98033, owned 71.82% of such Portfolio's total outstanding Class B shares.


JAPANESE VALUE EQUITY PORTFOLIO: Charles Schwab & Co., Inc., Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104, owned 7.46% of such Portfolio's total outstanding Class A shares.


Retired Staff Benefits Investment Accts. of The International Monetary Fund, 700 19th St. NW, Washington, DC 20431, owned 7.12% of such Portfolio's total outstanding Class A shares.

Janx Partners LP II, Attn: John Naporano, Foot of Hawkins Street, Newark, NJ 07105, owned 6.38% of such Portfolio's total outstanding Class A shares.

Bartlett and Company, Profit Sharing Plan and Trust, Ste. 600, 4800 Main St., Kansas City, MO 64112, owned 20.23% of such Portfolio's total outstanding Class B shares.

Morgan Stanley Co., FBO John David Barksdale Intl., 800 Woodlands Parkway, Ste. 118, Ridgeland, MS 39157, owned 19.41% of such Portfolio's total outstanding Class B shares.

Bank Morgan Stanley AG, Attn: Thomas Genschwiler, Bahnhofstrasse 92, Zurich CH-8023 Switzerland, owned 10.07% of such Portfolio's total outstanding Class B shares.

The Pickwick Group LP Intl., c/o Walter Denny, 800 Woodlands Pky., Ste. 118, Ridgeland, MS 39157-5215, owned 9.71% of such Portfolio's total outstanding Class B shares.

Alice H. Bartlett Trust A, Paul D. Bartlett Jr. TTEE, 4800 Main St., Ste. 600, Kansas City, MO 64112, owned 7.65% of such Portfolio's total outstanding Class B shares.

Paul D. Bartlett Jr., 4800 Main St., Suite 600, Kansas City, MO 64112, owned 7.65% of such Portfolio's total outstanding Class B shares.

Morgan Stanley Co., FBO Eduardo Abad and Rosario Abad Remainder Trust 1, 277 North Deep Spring, Orange, CA 92869, owned 5.78% of such Portfolio's total outstanding Class B shares.

Trustee of the Wayne Gretzky, 650 North Sepulveda Blvd., Los Angeles, CA 90049, owned 5.48% of such Portfolio's total outstanding Class B shares.


INTERNATIONAL SMALL CAP PORTFOLIO: Charles Schwab & Co., Inc., Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104, owned 14.12% of such Portfolio's total outstanding shares.


Carnegie Corp. of New York, Vice President & Chief Investment Office, Attn:
Ellen Shuman, 437 Madison Ave., New York, NY 10022, owned 8.51% of such Portfolio's total outstanding shares.

Trustees of Boston College, Attn: Paul Haran Assoc. Treasurer, St. Thomas More Hall, 310, Chestnut Hill, MA 02167-3819, owned 6.27% of such Portfolio's total outstanding shares.

General Mills, Inc., 3SW Treasury Nate Meadows, One General Mills Blvd., Minneapolis, MN 55426, owned 5.52% of such Portfolio's total outstanding shares.

The Skillman Foundation, 600 Renaissance Center, Suite 1700, Attn: Jean E. Gregory, Detroit, MI 48243, owned 5.18% of such Portfolio's total outstanding shares.

Cornell University, Morgan Stanley Asset Management, c/o Gail Reeke, 1221 Ave. of the Americas, New York, NY 10020, owned 5.04% of such Portfolio's total outstanding shares.


LATIN AMERICAN PORTFOLIO: PH Investments LLC, Attn: Ben Gomez, The Pilot House, Lewis Warf, Boston MA 02110-3902, owned 64.39% of such Portfolio's total outstanding Class A shares.


Charles Schwab & Co., Inc., Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104, owned 8.11% of such Portfolio's total outstanding Class A shares.

Bartus & Co., P.O. Box 9005, Church Street Station, New York, NY 10008, owned 5.69% of such Portfolio's total outstanding Class A shares.

Michael E. Hora Revocable Trust, Laughing Acres, 2970 N. Lake Shore Drive, 19B C, Chicago, IL 60657-5674, owned 25.34% of such Portfolio's total outstanding Class B shares.

Fred Middleton, Capital AC, 545 El Cerrito Ave., Hillsborough, CA 94010-6821, owned 22.26% of such Portfolio's total outstanding Class B shares.

Morgan Stanley Co., FBO Fleur Cates Netanyahu, 8A, New York, NY 10021, owned 12.39% of such Portfolio's total outstanding Class B shares.

BBJ Family Limited Partnership, BBJ Family Corp. General Partner, 623 East Bailey Rd., Naperville, IL 60565-2633, owned 11.13% of such Portfolio's total outstanding Class B shares.

Gerald W. Bodzy, Sue A. Strauss, P.O. Box 980097, Houston, TX 77098-0097, owned 10.02% of such Portfolio's total outstanding Class B shares.

Nezar M. Al-Saie, c/o Investcorp, P.O. Box 5340, Manama Bahrain, owned 9.15% of such Portfolio's total outstanding Class B shares.

Donald L. Gustafson, MSTC Custodian, 3420 Norman Dr., Reno, NV 89509-5089, owned 8.04% of such Portfolio's total outstanding Class B shares.


FOCUS EQUITY PORTFOLIO: Mac & Co., Mutual Fund Operations, P.O. Box 3198, Pittsburgh, PA 15230-3198, owned 38.72% of such Portfolio's total outstanding Class A shares.


US REAL ESTATE PORTFOLIO: Charles Schwab & Co., Inc., Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104, owned 9.90% of such Portfolio's total outstanding Class A shares.


National Financial Services, 200 Liberty St., New York, NY 10281, owned 6.76% of such Portfolio's total outstanding Class A shares.

Commonwealth of Pennsylvania Public School Employee Retirement, 5 North 5th St., Harrisburg, PA 17101, owned 5.61% of such Portfolio's total outstanding Class A shares.

Merrill Lynch Trust Co., FBO Qualified Retirement Plans, 265 Davidson Ave., 4th Flr., Somerset, NJ 08873, owned 36.86% of such Portfolio's total outstanding Class B shares.

Putnam Fiduciary Trust Company, Ball Horticultural Co., Inc. Profit Sharing Retirement, Investors Way, Trust Operations N-7-L, Norwood, MA 02062, owned 9.16% of such Portfolio's total outstanding Class B shares.

Putnam Fiduciary Trust Co., FBO Viacom Investment Plan, Investors Way, Trust Operations N-7-L, Norwood, MA 02062, owned 7.50% of such Portfolio's total outstanding Class B shares.

M-L LLC, P.O. Box 32338, Baltimore, MD 21282-2338, owned 5.24% of such Portfolio's total outstanding Class B shares.


TECHNOLOGY PORTFOLIO: Fidelity Investments Int'l. Operations Co. FIIOC as Benefit Plans, 100 Magellan Way, KW1C, Covington, KY 41015, owned 18.56% of such Portfolio's total outstanding Class A shares.


Bank of New York, Attn: Ellie Whalen, One Wall Street, 12th Floor, New York, NY 10286, owned 10.27% of such Portfolio's total outstanding Class A shares.

Putnam Fiduciary Trust Co. TTEE, FBO Viacom Investment Plan, Investors Way, Trust Operations N-7-L, Norwood, MA 02062, owned 8.17% of such Portfolio's total outstanding Class A shares.

Morgan Stanley Inc., 51 West Center, 755, Orem, UT 84957, owned 7.71% of such Portfolio's total outstanding Class A shares.

Donald L. Gustafson, MSTC Custodian, 3420 Norman Dr., Reno, NV 89509-5089, owned 7.15% of such Portfolio's total outstanding Class B shares.


                             PERFORMANCE INFORMATION

The Fund may from time to time quote various performance figures to illustrate the Portfolios' past performance.

Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be furnished by the Fund but must be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Fund to compute or express performance follows.

TOTAL RETURN

From time to time each Portfolio, except the Money Market and Municipal Money Market Portfolios, may advertise total return for each class of shares of the Portfolio. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Portfolio) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10-year period (or over the life of the Portfolio) and the deduction of all applicable Fund expenses on an annual basis.

The average annual compounded rates of return (unless otherwise noted) for the Fund's Portfolios for the one year, five year and ten year periods ended December 31, 2000 and for the period from inception through December 31, 2000 are as follows:


                                                                       AVERAGE ANNUAL    AVERAGE ANNUAL     AVERAGE ANNUAL
NAME OF PORTFOLIO+               INCEPTION DATE        ONE YEAR          FIVE YEARS         TEN YEARS       SINCE INCEPTION
Active International Allocation
   Class A                            1/17/92           (14.97)%             9.24%             N/A              8.89%
   Class B                            1/02/96           (15.02)%              N/A              N/A              8.98%
Asian Equity
   Class A                            7/01/91           (40.65)%           (12.62)%            N/A              2.30%
   Class B                            1/02/96           (40.74)%              N/A              N/A            (12.94)%
Asian Real Estate
   Class A                           10/01/97             3.44%               N/A              N/A             (2.93)%
   Class B                           10/01/97             3.29%               N/A              N/A             (3.23)%
Emerging Markets
   Class A                            9/25/92           (38.43)%            (0.30)%            N/A              5.36%
   Class B                            1/02/96           (38.60)%              N/A              N/A              0.14%
Emerging Markets Debt
   Class A                            2/01/94            12.81%             10.78%             N/A              9.20%
   Class B                            1/02/96            12.50%               N/A              N/A             10.29%
Equity Growth
   Class A                            4/02/91           (11.78)%            20.37%             N/A             17.38%
   Class B                            1/02/96           (12.01)%              N/A              N/A             19.95%
European Value Equity
   Class A                            4/02/93             7.38%             12.91%             N/A             14.91%
   Class B                            1/02/96             7.08%               N/A              N/A             12.41%
European Real Estate
   Class A                           10/01/97            14.91%               N/A              N/A              3.54%
   Class B                           10/01/97            14.55%               N/A              N/A              3.30%
Fixed Income
   Class A                            5/15/91            11.16%              6.24%             N/A              7.64%
   Class B                            1/02/96            10.92%               N/A              N/A              6.07%
Focus Equity
   Class A                            3/08/95           (11.66)%            22.89%             N/A             26.66%
   Class B                            1/02/96           (11.89)%              N/A              N/A             22.45%
Global Value Equity
   Class A                            7/15/92            11.75%             15.15%             N/A             16.38%
   Class B                            1/02/96            11.52%               N/A              N/A             14.74%
Global Fixed Income
   Class A                            5/01/91             1.18%              3.00%             N/A              5.83%
   Class B                            1/02/96             1.07%               N/A              N/A              2.79%
High Yield
   Class A                            9/28/92           (11.51)%             5.54%             N/A              8.14%



   Class B                            1/02/96           (11.77)%              N/A              N/A              5.17%
International Equity
   Class A                            8/04/89             9.29%             15.57%           14.89%            12.86%
   Class B                            1/02/96             8.94%               N/A              N/A             15.12%
International Magnum
   Class A                            3/15/96           (10.50)%              N/A              N/A              7.00%
   Class B                            3/15/96           (10.81)%              N/A              N/A              6.71%
International Small Cap
   Class A                           12/15/92            (2.92)%            10.38%             N/A             12.57%
Japanese Value Equity
   Class A                            4/25/94           (23.69)%             4.01%             N/A              2.15%
   Class B                            1/02/96           (23.93)%              N/A              N/A              3.66%
Latin American
   Class A                            1/18/95           (16.21)%            13.64%             N/A              9.67%
   Class B                            1/02/96           (16.42)%              N/A              N/A             12.51%
Money Market
   Class A                           11/15/88             N/A                 N/A              N/A              N/A
   Class B                             N/A                N/A                 N/A              N/A              N/A
Municipal Money Market
   Class A                            2/10/89             N/A                 N/A              N/A              N/A
   Class B                             N/A                N/A                 N/A              N/A              N/A
Small Company Growth
   Class A                           11/01/89            (6.64)%            21.99%           18.17%            17.14%
   Class B                            1/02/96            (6.81)%              N/A              N/A             21.67%
Technology
   Class A                            9/16/96           (22.67)%              N/A              N/A             42.42%
   Class B                            9/16/96           (22.86)%              N/A              N/A             42.13%
U.S. Real Estate
   Class A                            2/24/95            29.65%             14.81%             N/A             16.26%
   Class B                            1/02/96            29.36%               N/A              N/A             14.35%
Value Equity
   Class A                            1/31/90            18.08%             17.28%           16.46%            14.30%
   Class B                            1/02/96            17.92%               N/A              N/A             16.79%

--------------------------------
+ The China Growth, Global Franchise, Mortgage-Backed Securities and MicroCap Portfolios had not commenced operations as of December 31, 2000. The Gold Portfolio ceased operations effective March 11, 1998 for Class A shares and May 6, 1998 for Class B shares. The Municipal Bond Portfolio ceased operations effective March 14, 2000. The U.S. Equity Plus Portfolio ceased operations effective February 14, 2001.


These figures were calculated according to the following formula:
                n
          P(1+T) =ERV
where:

            P=      a hypothetical initial payment of $1,000

            T=      average annual total return

            n=      number of years

            ERV= ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

CALCULATION OF YIELD FOR NON-MONEY MARKET PORTFOLIOS

From time to time certain of the Fund's Portfolios may advertise yield.

Current yield reflects the income per share earned by a Portfolio's investments.

Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

The respective current yields for certain of the Fund's Portfolios for the 30-day period ended December 31, 2000 were as follows:



                                        CLASS A
PORTFOLIO NAME                          SHARES      CLASS B SHARES
--------------                         -------      --------------
Emerging Markets Debt                  11.83%          11.58%
Fixed Income                            7.11%           6.96%
Global Fixed Income                     4.43%           4.28%
High Yield                             14.54%          14.30%


These figures were obtained using the following formula:

                              6
         Yield = 2[(a - b + 1) - 1]
                   cd


CALCULATION OF YIELD FOR MONEY MARKET PORTFOLIOS


The current yield of the Money Market and Municipal Money Market Portfolios is calculated daily on a base period return for a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes in such account) by its average net asset value for the period, and then multiplying it by 365/7 to determine the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Portfolio, including dividends on both the original share and on such additional shares. The current yields of the Money Market and Municipal Money Market Portfolios for the 7-day period ended June 30, 2001
were [    % and     %], respectively. An effective yield, which reflects the
effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for each Portfolio by dividing the base period return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result. The effective yields of the Money Market and Municipal Money Market Portfolios for the 7-day period ended
June 30, 2001 were [    % and     %], respectively.

The yield of a Portfolio will fluctuate. The annualization of a week's dividend is not a representation by the Portfolio as to what an investment in the Portfolio will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Portfolio invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to analyze the Portfolios of the Fund, and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing portfolio instruments, computing net asset value and calculating yield.

TAXABLE EQUIVALENT YIELDS FOR THE MUNICIPAL BOND AND MUNICIPAL MONEY MARKET PORTFOLIOS

It is easy to calculate your own taxable equivalent yield if you know your tax bracket. The formula is:

         TAX FREE YIELD           =   Your Taxable Equivalent Yield

    1 -- Your Tax Bracket

For example, if you are in the 28% tax bracket and can earn a tax-free yield of 7.5%, the taxable equivalent yield would be 10.42%.

The table below indicates the advantages of investments in Municipal Bonds for certain investors. Tax-exempt rates of interest payable on a Municipal Bond (shown at the top of each column) are equivalent to the taxable yields set forth opposite the respective income tax levels, based on income tax rates effective for the tax year 2000 under the Internal Revenue Code. There can, of course, be no guarantee that the Municipal Money Market Portfolio will achieve a specific yield. Also, it is possible that some portion of the Portfolio's dividends may be subject to Federal income taxes. A substantial portion, if not all, of such dividends may be subject to state and local taxes.


                                              TAXABLE EQUIVALENT YIELD TABLE

         SAMPLE LEVEL OF            FEDERAL
          TAXABLE INCOME            INCOME                     TAXABLE EQUIVALENT RATES BASED ON TAX-EXEMPT YIELD OF:
--------------------------------    TAX------------------------------------------------------------------------------
   JOINT RETURN     SINGLE RETURN  BRACKETS    3%       4%        5%         6%        7%        8%         9%       10%      11%
----------------   --------------  --------   ---     ----      ----       ----      ----      ----       ----      ----      ----
$0-42,350           $0-25,350       15.0%     3.5%    4.7%      5.9%       7.1%      8.2%      9.4%       10.6%     11.8%     12.9%
42,350-102,300      25,350-61,400   28.0      4.2     5.6       6.9        8.3       9.7       11.1       12.5      13.9      15.3
102,300-155,950     61,400-128,100  31.0      4.3     5.8       7.2        8.7       10.1      11.6       13.0      14.5      15.9
155,950-278,450     128,100-278,450 36.0      4.7     6.3       7.8        9.4       10.9      12.5       14.1      15.6      17.2
over 278,450        over 278,450    39.6      5.0     6.6       8.3        9.9       11.6      13.2       14.9      16.6      18.2

----------------------
* Net amount subject to 2000 Federal Income Tax after deductions and exemptions, not indexed for 2000 income tax rates.


The taxable equivalent yield for the Municipal Money Market Portfolio for the seven days ended June 30, 2001 assuming a Federal income tax rate of 39.6%
(maximum rate), was [    %.] The taxable equivalent effective yield for the
Municipal Money Market for the seven days ended June 30, 2001, assuming the
same tax rate, was [    %.]


GENERAL PERFORMANCE INFORMATION

Each Portfolio's performance will fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze a Portfolio as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining performance.

From time to time, a Portfolio's performance may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, Morningstar, Inc. may be quoted in advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

Portfolio advertising may include data on historical returns of the capital markets in the United States compiled or published by Ibbotson Associates of Chicago, Illinois ("Ibbotson"), including returns on common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices to which the performance of the Portfolios may also be compared. The Portfolios may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolios. The Portfolios may also compare their performance to that of other compilations or indices that may be developed and made available in the future.

The Portfolios may include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, foreign securities, stocks, bonds, treasury bills and shares of a Portfolio. In addition, advertisements may include a discussion of certain attributes or benefits to be derived by an investment in a Portfolio and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and various investment alternatives. Advertisements may include lists of representative Morgan Stanley & Co. clients. The Portfolios may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Portfolio investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of a Portfolio would increase the value, not only of the original investment in the Portfolio, but also of the additional Portfolio shares received through reinvestment.

The Portfolios may include in their advertisements, discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments). Advertisements and sales materials relating to a Portfolio may include information regarding the background and experience of its portfolio managers; the resources, expertise and support made available to the portfolio managers by Morgan Stanley & Co.; and the portfolio manager's goals, strategies and investment techniques.

The Portfolios' advertisements may discuss economic and political conditions of the United States and foreign countries, the relationship between sectors of the U.S., a foreign, or the global economy and the U.S., a foreign, or the global economy as a whole and the effects of inflation. The Portfolios' advertisements may include discussions and illustrations of the growth potential of various global markets including, but not limited to, Africa, Asia, Europe, Latin America, North America, South America, Emerging Markets and individual countries. These discussions may include the past performance of the various markets or market sectors; forecasts of population, gross national product and market performance; and the underlying data which supports such forecasts. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in the Portfolios' shareholder reports (including the investment composition of a Portfolio), as well as the views of Morgan Stanley & Co. as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Portfolio.

The Portfolios may quote various measures of volatility and benchmark correlation in advertising. The Portfolios may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Portfolio may also advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

The Portfolios may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Portfolio at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.


                             DESCRIPTION OF RATINGS


DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS


EXCERPTS FROM MOODY'S DESCRIPTION OF BOND RATINGS: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities. A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Baa -- Bonds which are rated Baa are considered as medium-grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Moody's applies numerical modifiers 1, 2 and 3 in each generic voting classification from Aa through B. The modifier 1 indicates that the security ranks at a higher end of the rating category; modifier 2 indicates a mid-range rating; and the modifier 3 indicates that the issue ranks at the lower end of the rating category. Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C

-- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

EXCERPTS FROM S&P'S DESCRIPTION OF BOND RATINGS: AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest. AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree. A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories. BB, B, CCC, CC -- Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C -- The rating C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.


DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used are as follows: MIG-1 -- best quality, enjoying strong protection from established cash flows of funds for their servicing or from established broad-based access to the market for refinancing, or both; MIG-2 -- high quality with margins of protection ample although not so large as in the preceding group; MIG-3 -- favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.


DESCRIPTION OF MOODY'S HIGHEST COMMERCIAL PAPER RATING: Prime-1 ("Pl") -Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.


EXCERPT FROM S&P'S RATING OF MUNICIPAL NOTE ISSUES: SP-l+ -- very strong capacity to pay principal and interest; SP-2 -- strong capacity to pay principal and interest.


DESCRIPTION OF S&P'S HIGHEST COMMERCIAL PAPER RATINGS: A-l+ -- this designation indicates the degree of safety regarding timely payment is extremely strong. A-1 -- this designation indicates the degree of safety regarding timely payment is strong.


                              FINANCIAL STATEMENTS

The Fund's audited financial statements for the fiscal year ended December 31, 2000, including notes thereto and the report of Ernst & Young LLP are herein incorporated by reference from the Fund's Annual Report. A copy of the Fund's Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information. The China Growth, Global Franchise, Mortgage-Backed Securities, Gold and MicroCap Portfolios had not commenced operations or were not operational during the fiscal year ended December 31, 2000. On March 15, 2000 and February 14, 2001 the shareholders of the Municipal Bond and U.S. Equity Plus Portfolios, respectively, redeemed the outstanding shares as of that date and the Portfolios ceased operations.

PART C.   OTHER INFORMATION

Item 23.  Exhibits

          (a)(1) Registrant's Articles of Amendment and Restatement, incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession
                    No. 0000912057-95-008594) on October 13, 1995.

          (a)(2) Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (reclassifying shares), incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-96-010828) on May 24, 1996.

          (a)(3) Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding new Technology Portfolio), incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-96-010828) on May 24, 1996.

          (a)(4) Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding U.S. Equity Plus Portfolio), incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-98-008051)on February 27, 1998.

          (a)(5) Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding European Real Estate and Asian Real Estate Portfolios), incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 00001047469-98-008051) on February 27, 1998.

          (a)(6) Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding Class B shares to the Money Market Portfolio), incorporated by reference to
                    Exhibit 1(f) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No.
                    00001047469-98-008051) on February 27, 1998.

          (a)(7) Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding new Global Franchise Portfolio), to be filed by amendment.

          (a)(8) Articles of Amendment to Registrant's Articles of Amendment and Restatement (Active Country Allocation Portfolio name changed to Active International Portfolio), incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-99-002378) on January 27, 1999.

          (a)(9) Articles of Amendment to Registrant's Articles of Amendment and Restatement (Active International Portfolio name changed to Active International Allocation Portfolio), incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A

                    (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No.
                    0001047469-99-002378) on January 27, 1999.

          (a)(10) Articles of Amendment to Registrant's Articles of Amendment and Restatement (changing corporate name to Morgan Stanley Dean Witter Institutional Fund, Inc.), incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-99-002378) on January 27, 1999.

          (a)(11)   Articles of Amendment to Registrant's Articles of
                    Amendment and Restatement (Aggressive Equity Portfolio name changed to Focus Equity Portfolio and Emerging Growth Portfolio name changed to Small Company Growth Portfolio), incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession NO. 0000912057-00-02610) on May 1, 2000.

          (a)(12) Articles of Amendment to Registrant's Articles of Amendment and Restatement (changing corporate name to Morgan Stanley Institutional Fund, Inc., Global Equity Portfolio name changed to Global Value Equity Portfolio, European Equity Portfolio named changed to European Value Equity Portfolio and Japanese Equity Portfolio name changed to Japanese Value Equity Portfolio), filed with the Securities and Exchange Commission via EDGAR (Accession NO. __________________) on April 30, 2001.

          (b)       Amended and Restated By-Laws, incorporated by reference to
                    Exhibit 2 to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on
                    February 28, 1997.

          (c)(1) Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class A shares incorporated by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to Post-Effective Amendment No. 26 to Registrant's Registration Statement (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-008594) on October 13, 1995 and Exhibit 2
                    (Amended and Restated By-Laws), as amended to date to Post-Effective Amendment No. 33 to Registrant's Registration Statement, filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on
                    February 28, 1997.

          (c)(2) Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class B shares incorporated by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to Post-Effective Amendment No. 26 to Registrant's Registration Statement (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-008594) on October 13, 1995 and Exhibit 2
                    (Amended and Restated By-Laws), as amended to date to Post-Effective Amendment No. 33 to Registrant's Registration Statement, filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on
                    February 28, 1997.

          (d)(1) Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc., incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-99-002378) on January 27, 1999.

          (d)(2) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the U.S. Equity Plus Portfolio), is incorporated by reference to Exhibit 5(q) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No.
                    0001047469-98-008051) on February 27, 1998.

          (d)(3) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Asian Real Estate and European Real Estate Portfolios), is incorporated by reference to Exhibit 5(r) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-98-008051) on February 27, 1998.

          (d)(4) Amendment to Investment Advisory Agreement between Registrant and Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management") (reducing the annual advisory fee payable by the Emerging Markets Debt Portfolio of the Fund from 1.00% to 0.75%), incorporated by reference to Exhibit (d)(5) to Post-Effective
                    Amendment No. 43 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession
                    NO. 0000912057-00-020610) on May 1, 2000.

          (d)(5) Sub-Advisory Agreement between MSDW Investment Management and Morgan Stanley Dean Witter Advisors Inc. (with respect to the Money Market and Municipal Money Market Porfolios), incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-00-020610) on May 1, 2000.

          (e)(1) Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated., incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) on August 1, 1995.

          (e)(2) Supplement to Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated, incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No.
                    0000912057-96-007390) on April 30, 1996.

          (f)       Not applicable.

          (g)(1) Mutual Fund Domestic Custody Agreement between Registrant and United States Trust Company, incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) August 1, 1995.

          (g)(2) International Custody Agreement between Registrant and Morgan Stanley Trust Company, incorporated by reference to
                    Exhibit 8(b) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No.
                    0000912057-95-005830) on August 1, 1995.

          (g)(3) Amendment to International Custody Agreement between Registrant and Morgan Stanley Trust Company, incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No.
                    0000912057-96-010828) on May 24, 1996.

          (g)(4) Amendment to International Custody Agreement between Registrant and The Chase Manhattan Bank, incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-00-02610) on May 1, 2000.

          (g)(5) Amendment to International Custody Agreement between Registrant and Morgan Stanley Trust Company, to be filed by amendment.

          (h)(1) Administration Agreement between Registrant and Morgan Stanley Asset Management Inc., incorporated by reference to
                    Exhibit 9(a) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No.
                    0000912057-95-005830) on August 1, 1995.

          (h)(2) Administration Agreement between Registrant and United States Trust Company, incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) on August 1, 1995.

          (i)       Opinion of Counsel, to be filed by amendment.

          (j)       Consent of Accountants, to be filed by amendment.

          (k)       Not applicable.

          (l) Purchase Agreement, incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) on August 1, 1995.

          (m)(1) Distribution Plan with respect to the Class B shares (the "Class B Plan") of the Active Country Allocation Portfolio, incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on
                    February 28, 1997. The following Class B Plans have been omitted because they are substantially identical to the one incorporated by reference herein. The omitted Class B Plans differ from the Class B Plan incorporated by reference herein only with respect to the portfolio to which the Class B Plan relates: Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Value Equity, Gold, Global Value Equity, Global Franchise, International Equity, Asian Equity, European Value Equity, Japanese Value Equity, Latin American, Emerging Markets, Emerging Markets Debt, China Growth, Equity Growth, Emerging Growth, MicroCap, Focus Equity, U.S. Real Estate, International Magnum, Technology, U.S. Equity Plus, European Real Estate, Asian Real Estate and Money Market Portfolios.

          (n)       Not applicable.

          (o) 18f-3 Plan, incorporated by reference to Exhibit 19 to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on February 28, 1997.

          (p)(1) Code of Ethics for the Fund, incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession
                    No. __________________) on April 30, 2001.

          (p)(2) Code of Ethics for the Advisers and Distributor, incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (Registration
                    No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. __________________) on April 30, 2001.

          (q)       Powers of Attorney, to be filed by amendment.

Item 24.  Persons Controlled by or under Common Control with Registrant

          Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

          None.

Item 25.   Indemnification

          State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

          Reference is made to Article SEVENTH of the Registrant's Articles of Amendment and Restatement, dated September 27, 1988. Insofar as indemnification for liability may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

          Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each director, officer or partner of the investment adviser, is or has been, engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

NAME AND POSITION WITH
MORGAN STANLEY INVESTMENT           NAME OF OTHER COMPANY                POSITION WITH OTHER
MANAGEMENT INC.                                                          COMPANY

Barton Michael Biggs
Chairman, Director and Managing
Director

Richard Brown Worley
President, Director and Managing
Director

Mitchell M. Merin                   Morgan Stanley Dean Witter           President, Chief Executive
Director                            Advisors Inc.                        Officer and Director

                                    Morgan Stanley Dean Witter &         President and Chief Operating
                                    Co.                                  Officer of Asset Management

                                    Morgan Stanley Dean Witter           Chairman, Chief Executive
                                    Distributors Inc. and Morgan         Officer and Director
                                    Stanley Dean Witter Trust FSB

                                    Morgan Stanley                       President, Chief Executive
                                    Services Company Inc.                Officer and Director

                                    Morgan Stanley Funds                 President

                                    Morgan Stanley DW Inc.               Executive Vice President and
                                                                         Director

                                    Various MSDW                         Director
                                    Subsidiaries

                                    Various Van Kampen investment        Trustee
                                    companies

Joseph J. McAlinden                 Morgan Stanley Dean Witter           Executive Vice President and
Chief Investment Officer            Advisors Inc.                        Chief Investment Officer

                                    Morgan Stanley Funds                 Vice President

                                    MSDW Trust                           Director

Rajesh Kumar Gupta                  Morgan Stanley Dean Witter           Senior Vice President, Director
Chief Administrative Officer        Advisors Inc.                        of the Taxable Fixed Income
Investments                                                              Group and Chief Administrative
                                                                         Officer-Investments

                                    Various Morgan Stanley Funds         Vice President


Arthur Lev
General Counsel, Executive Director and
Secretary

Donald Patrick Ryan
Chief Compliance Officer and
Executive Director

Alexander C. Frank Treasurer

In addition, Morgan Stanley Investment Management Inc. acts as investment adviser or sub-adviser to the following registered investment companies: The Latin American Discovery Fund, Inc.; The Malaysia Fund, Inc.; Morgan Stanley Africa Investment Fund, Inc.; Morgan Stanley Asia-Pacific Fund, Inc.; Morgan Stanley Eastern Europe Fund, Inc.; Morgan Stanley Emerging Markets Debt Fund, Inc.; Morgan Stanley Emerging Markets Fund, Inc.; Morgan Stanley Global Opportunity Bond Fund, Inc.; Morgan Stanley High Yield Fund, Inc.; Morgan Stanley India Investment Fund, Inc.; The Thai Fund, Inc.; The Turkish Investment Fund, Inc.; certain portfolios of The Universal Institutional Funds, Inc.; Morgan Stanley Strategic Adviser Fund, Inc.; AMR Investment Services Trust - Emerging Markets Portfolio; CIGNA Funds Group - Charter Large Company Stock Growth Mutual Fund; Endeavor Series Trust - Endeavor Asset Allocaton Portfolio; Endeavor Series Trust - Endeavor Money Market Portfolio; EQ Advisors Trust - Morgan Stanley Emerging Markets Equity Portfolio; Fifth Third Funds - International Equity Fund; John Hancock Variable Series Trust I -Emerging Markets Equity Portfolio; John Hancock Variable Series Trust I - Real Estate Equity Fund; LSA Variable Series Trust
- MSAM Focused Equity Fund; Morgan Stanley European Growth Fund Inc.; Morgan Stanley Growth Fund; Morgan Stanley International Fund; Morgan Stanley International SmallCap Fund; Morgan Stanley Japan Fund, Inc.; Morgan Stanley Pacific Growth Fund, Inc.; Morgan Stanley Real Estate Fund; Morgan Stanley Select Dimensions Investment Series - The Growth Portfolio; Morgan Stanley Tax-Managed Growth Fund; Morgan Stanley Technology Fund; Morgan Stanley Variable Investment Series - European Growth Portfolio; Morgan Stanley Variable Investment Series - Pacific Growth Portfolio; North American Funds - International Equity Fund; Pacific Select Fund - Real Estate Investment Trust ("REIT") Portfolio; Phoenix Edge Series Fund - Morgan Stanley Focus Equity Series; Principal Partners Equity Growth Fund, Inc.; Principal Investors Fund, Inc. - Partners Large Cap Growth Fund I; Principal Investors Fund, Inc.
- Partners Mid Cap Blend Fund; Aggressive Growth Account of Principal Variable Contracts Fund, Inc.; Asset Allocation Account of Principal Variable Contracts Fund, Inc.; SEI Institutional International Trust - Emerging Markets Equity Portfolio; SunAmerica Series Trust - International Diversified Equities Portfolio; SunAmerica Series Trust - Worldwide High Income Portfolio; SunAmerica Series Trust - Technology Portfolio; Van Kampen Life Investment Trust - Global Equity Portfolio; Van Kampen Real Estate Securities Fund; Van Kampen Tax Managed Equity Growth Fund; Van Kampen Small Company Growth Fund (has not commenced operations); and certain portfolios of the Van Kampen Series Fund, Inc.

          Describe any other business, profession, vocation or employment of a substantial nature in which the investment sub-adviser, and each director, officer or partner of the investment sub-adviser, is or has been, engaged within the last two fiscal years, for his or her own account or in the capacity of director, officer, employee, partner or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

          During the last two fiscal years, no director or officer of Morgan Stanley Dean Witter Advisors Inc., the Registrant's investment sub-adviser, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.
 Principal Underwriters


          (a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser.

          Morgan Stanley & Co. Incorporated acts as distributor for MORGAN STANLEY INSTITUTIONAL FUND, INC., THE UNIVERSAL INSTITUTIONAL FUNDS, Inc. and MORGAN STANLEY STRATEGIC ADVISER FUND, Inc., all registered open-end management investment companies.

          (b) Provide the information with respect to each director, officer or partner of each principal underwriter named in answer to item 20.

                                                  POSITION AND
                                                  OFFICES WITH                            POSITION AND
     NAME AND PRINCIPAL                           MORGAN STANLEY                          OFFICES WITH
     BUSINESS ADDRESS*                            & CO. INCORPORATED                      REGISTRANT
     ------------------                           ------------------                      -------------
     Barton M. Biggs                              Director                                Chairman and Director

     Bruce D. Fiedorek                            Director and Vice Chairman

     Mario Francescotti                           Director

     Donald G. Kempf, Jr.                         Director

     Robert A. Metzler                            Director

     Stephan F. Newhouse                          Director and Vice Chairman

     Ralph L. Pellecchio                          General Counsel and Secretary

     Joseph R. Perella                            Director

     Philip J. Purcell                            Director

     John H. Schaefer                             Director

     Robert G. Scott                              Director and Chief Financial
                                                  Officer

     John S. Wadsworth, Jr.                       Director

     Sir David Alan Walker                        Director

     Alexander C. Frank                           Treasurer

     Stuart J. M. Breslow                         Chief Compliance
                                                  Officer
     -----------------------
     Morgan Stanley & Co. Incorporated
     *1585 Broadway
     New York, NY  10036

          (c)  Not applicable.


Item 28.  Location of Accounts and Records


          State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act [15 U.S.C. 80a-30(a)] and the rules under that section.

          J.P. Morgan Investor Services Co. (formerly, Chase Global Funds Services Company), Registrant's sub-transfer agent and sub-dividend disbursing agent, P.O. Box 2798, Boston, Massachusetts, 02208-2798, maintains physical possession of each such account, book or other document of the Fund.

          In particular, with respect to the records required by Rule 31a-1(b)(1), J.P. Morgan Investor Services Co. maintains physical possession of all journals containing itemized daily records of all purchases and sales of securities, including sales and redemptions of Fund securities, and also maintains physical possession all receipts and deliveries of securities (including certificate numbers if such detail is not recorded by custodian or transfer agent), all receipts and disbursements of cash, and all other debts and credits.

          In addition, Morgan Stanley Investment Management Inc., Registrant's investment adviser and administrator, 1221 Avenue of the Americas, New York, New York 10020, maintains possession of the Fund's corporate organizational records, in addition to certain other records required by Rule 31a-1(b).

Item 29.  Management Services


          Provide a summary of the substantive provisions of any management-related service contract not discussed in part A or part B, disclosing the parties to the contract and the total amount paid and by whom, for the fund's last three fiscal years.

          Not applicable.


Item 30.  Undertakings


          In initial registration statements filed under the Securities Act, provide an undertaking to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons if the Fund intends to raise its initial capital under section 14(a)(3)[15U.S.C. 80a-14(a)(3)].

          Not applicable.

                                        MORGAN STANLEY INSTITUTIONAL FUND, INC.

                                                    INDEX OF EXHIBITS

 EDGAR
 EXHIBIT
 NUMBER                                 DOCUMENT
 -------           ----------------------------------------------------------------------------------------------------------------
                   (a)(1)    Registrant's Articles of Amendment and Restatement, incorporated by reference to Exhibit 1(a) to Post-
                             Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (Registration No.
                             33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-
                             008594) on October 13, 1995.

                   (a)(2)    Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement
                             (reclassifying shares), incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the
                             Securities and Exchange Commission via EDGAR (Accession No. 0000912057-96-010828) on May 24, 1996.

                   (a)(3)    Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding new
                             Technology Portfolio), incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 30 to
                             Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the
                             Securities and Exchange Commission via EDGAR (Accession No. 0000912057-96-010828) on May 24, 1996.

                   (a)(4)    Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding U.S.
                             Equity Plus Portfolio), incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the
                             Securities and Exchange Commission via EDGAR (Accession No. 0001047469-98-008051)on February 27, 1998.

                   (a)(5)    Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding
                             European Real Estate and Asian Real Estate Portfolios), incorporated by reference to Exhibit 1(e) to
                             Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No.
                             33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 00001047469-98-
                             008051) on February 27, 1998.

                   (a)(6)    Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding
                             Class B shares to the Money Market Portfolio), incorporated by reference to Exhibit 1(f) to Post-
                             Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-
                             23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 00001047469-98-
                             008051) on February 27, 1998.

                   (a)(7)    Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding new
                             Global Franchise Portfolio), filed herewith.

                   (a)(8)    Articles of Amendment to Registrant's Articles of Amendment and Restatement (Active Country Allocation
                             Portfolio name changed to Active International Portfolio), incorporated by reference to Exhibit (a)(7)
                             to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A
                             (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession
                             No. 0001047469-99-002378) on January 27, 1999.

                   (a)(9)    Articles of Amendment to Registrant's Articles of Amendment and Restatement (Active International
                             Portfolio name changed to Active International Allocation Portfolio), incorporated by reference to
                             Exhibit (a)(8) to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form
                             N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR
                             (Accession No. 0001047469-99-002378) on January 27, 1999.



                   (a)(10)   Articles of Amendment to Registrant's Articles of Amendment and Restatement (changing corporate name to Morgan Stanley Dean Witter Institutional Fund, Inc.), incorporated by reference to Exhibit (a)(9)
                             to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A
                             (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession
                             No. 0001047469-99-002378) on January 27, 1999.

                   (a)(11)   Articles of Amendment to Registrant's Articles of Amendment and Restatement (Aggressive Equity
                             Portfolio name changed to Focus Equity Portfolio and Emerging Growth Portfolio name changed to Small
                             Company Growth Portfolio), incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment
                             No. 43 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession NO. 0000912057-00-020610) on May 1, 2000.

EX-99.             (a)(12)   Articles of Amendment to Registrant's Articles of Amendment and Restatement (changing corporate name to Morgan Stanley Institutional Fund, Inc., Global Equity Portfolio name changed to Global Value
                             Equity Portfolio, European Equity Portfolio name changed to European Value Equity Portfolio and
                             Japanese Equity Portfolio name changed to Japanese Value Equity Portfolio), filed with the Securities and Exchange Commission via EDGAR (Accession NO. __________________) on April 30, 2001.

                   (b)       Amended and Restated By-Laws, incorporated by reference to Exhibit 2 to Post-Effective Amendment
                             No. 33 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the
                             Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on February 28, 1997.

                   (c)(1)    Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class A shares incorporated by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to
                             Post-Effective Amendment No. 26 to Registrant's Registration Statement (Registration No. 33-23166),
                             filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-008594) on
                             October 13, 1995 and Exhibit 2 (Amended and Restated By-Laws), as amended to date to Post-Effective
                             Amendment No. 33 to Registrant's Registration Statement, filed with the Securities and Exchange
                             Commission via EDGAR (Accession  No. 0000912057-97-007488) on February 28, 1997.

                   (c)(2)    Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class B shares incorporated by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to
                             Post-Effective Amendment No. 26 to Registrant's Registration Statement (Registration No. 33-23166),
                             filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-008594) on
                             October 13, 1995 and Exhibit 2 (Amended and Restated By-Laws), as amended to date to Post-Effective
                             Amendment No. 33 to Registrant's Registration Statement, filed with the Securities and Exchange
                             Commission via EDGAR (Accession  No.0000912057-97-007488) on February 28, 1997.

                   (d)(1)    Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc., incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 40 to the Registrant's
                             Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 0001047469-99-002378) on January 27, 1999.

                   (d)(2)    Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management
                             Inc. (adding the U.S. Equity Plus Portfolio), is incorporated by reference to Exhibit 5(q) to Post-
                             Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-
                             23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-98-
                             008051) on February 27, 1998.



                   (d)(3)    Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management
                             Inc. (adding the Asian Real Estate and European Real Estate Portfolios), is incorporated by reference to Exhibit 5(r) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on
                             Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission on
                             February 27, 1998.

                   (d)(4)    Amendment to Investment Advisory Agreement between Registrant and Morgan Stanley Dean Witter
                             Investment Management Inc. ("MSDW Investment Management") (reducing the annual advisory fee payable by the Emerging Markets Debt Portfolio of the Fund from 1.00% to 0.75%), incorporated by reference to
                             Exhibit (d)(5) to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A
                             (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession
                             NO. 0000912057-00-020610) on May 1, 2000.

                   (d)(5)    Sub-Advisory Agreement between Registrant and Morgan Stanley Dean Witter Advisors Inc. (with respect to Money Market and Municipal Money Market Portfolios), incorporated by reference to Exhibit (d)(6) to
                             Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (Registration
                             No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession
                             NO. 0000912057-00-020610) on May 1, 2000.

                   (e)(1)    Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated., incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on
                             Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR
                             (Accession No. 0000912057-95-005830) on August 1, 1995.

                   (e)(2)    Supplement to Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated, incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 29 to Registrant's
                             Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 0000912057-96-007390) on April 30, 1996.

                   (f)       Not applicable.

                   (g)(1)    Mutual Fund Domestic Custody Agreement between Registrant and United States Trust Company, incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 25 to Registrant's
                             Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) August 1, 1995.

                   (g)(2)    International Custody Agreement between Registrant and [Morgan Stanley Trust Company], incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on
                             Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR
                             (Accession No. 0000912057-95-005830) on August 1, 1995.

                   (g)(3)    Amendment to International Custody Agreement between Registrant and [Morgan Stanley Trust Company], incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 30 to Registrant's
                             Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 0000912057-96-010828) on May 24, 1996.

                   (g)(4)    Amendment to International Custody Agreement between Registrant and The Chase Manhattan Bank, incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 43 to Registrant's
                             Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 0000912057-00-020610) on May 1, 2000.

                   (g)(5)    Amendment to International Custody Agreement between Registrant and Morgan Stanley Trust Company, filed herewith.

                   (h)(1)    Administration Agreement between Registrant and Morgan Stanley Asset Management Inc., incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on
                             Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR
                             (Accession No. 0000912057-95-005830) on August 1, 1995.



                   (h)(2)     Administration Agreement between Registrant and United States Trust Company, incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A
                              (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession
                              No. 0000912057-95-005830) on August 1, 1995.

EX-99.             (i)        Opinion of Counsel, to be filed by amendment.

EX-99.             (j)        Consent of Accountants, to be filed by amendment.

                   (k)        Not applicable.

                   (l)        Purchase Agreement, incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 25 to
                              Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the
                              Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) on August 1, 1995.

                   (m)(1)     Distribution Plan with respect to the Class B shares (the "Class B Plan") of the Active Country
                              Allocation Portfolio, incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 33 to
                              Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on February 28, 1997.  The
                              following Class B Plans have been omitted because they are substantially identical to the one incorporated by reference herein.  The omitted Class B Plans differ from the Class B Plan incorporated by reference herein only with respect to the portfolio to which the Class B Plan relates: Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield,
                              Value Equity, Gold, Global Value Equity, Global Franchise, International Equity, Asian Equity,
                              European Value Equity, Japanese Value Equity, Latin American, Emerging Markets, Emerging Markets
                              Debt, China Growth, Equity Growth, Emerging Growth, MicroCap, Focus Equity, U.S. Real Estate,
                              International Magnum, Technology, U.S. Equity Plus, European Real Estate, Asian Real Estate and
                              Money Market Portfolios.

                   (n)        Not applicable.

                   (o)        18f-3 Plan, incorporated by reference to Exhibit 19 to Post-Effective Amendment No. 33 to Registrant's
                              Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and
                              Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on February 28, 1997.

EX-99.             (p)(1)     Code of Ethics for the Fund, incorporated by reference to Exhibit (p)(1) to Post-Effective
                              Amendment No. 44 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166),
                              filed with the Securities and Exchange Commission via EDGAR (Accession No. __________________) on
                              April 30, 2001.

EX-99.             (p)(2)     Code of Ethics for the Advisers and Distributor, incorporated by reference to Exhibit (p)(1) to
                              Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (Registration
                              No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No.
                              __________________) on April 30, 2001.

EX-99.             (q)        Powers of attorney, to be filed by amendment.

                                     SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on _________, 2001.

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                    By:  /s/ Ronald E. Robison
                         --------------------------
                         Ronald E. Robison
                         President

     Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                         TITLE                                   DATE
-------------------------------                   -----------------------------           ---------


/s/ Ronald E. Robison                             President                               _________, 2001
-------------------------------
Ronald E. Robison


*/s/ Barton M. Biggs                              Director (Chairman)                     _________, 2001
-------------------------------
Barton M. Biggs


*/s/ John D. Barrett II                           Director                                _________, 2001
-------------------------------
John D. Barrett II


*/s/ Gerard E. Jones                              Director                                _________, 2001
-------------------------------
Gerard E. Jones


*/s/ Graham E. Jones                              Director                                _________, 2001
-------------------------------
Graham E. Jones


*/s/ John A. Levin                                Director                                _________, 2001
-------------------------------
John A. Levin


*/s/ Andrew McNally IV                            Director                                _________, 2001
-------------------------------
Andrew McNally IV


*/s/ William G. Morton, Jr.                       Director                                _________, 2001
-------------------------------
William G. Morton, Jr.


*/s/ Samuel T. Reeves                             Director                                _________, 2001
-------------------------------
Samuel T. Reeves


*/s/ Fergus Reid                                  Director                                _________, 2001
-------------------------------
Fergus Reid


*/s/ Frederick O. Robertshaw                      Director                                _________, 2001
-------------------------------
Frederick O. Robertshaw


/s/ Belinda A. Brady                              Treasurer                               _________, 2001
-------------------------------
Belinda A. Brady

*By: /s/ Ronald E. Robison
     --------------------------
     Ronald E. Robison
     Attorney-In-Fact